THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 2.0%
46,239	General Dynamics Corp.	$10,480,994
26,909	Lockheed Martin Corp.	11,135,213
		21,616,207
	Auto Components — 1.1%
306,913	BorgWarner, Inc.	11,803,874
	Banks — 3.3%
405,336	Citizens Financial Group, Inc.	15,390,608
990,292	Regions Financial Corp.	20,974,384
		36,364,992
	Biotechnology — 1.8%
80,515	Amgen, Inc.	19,925,047
	Building Products — 1.8%
94,944	Builders FirstSource, Inc.[1]	6,456,192
311,801	Carrier Global Corp.	12,637,295
		19,093,487
	Capital Markets — 3.3%
445,539	Franklin Resources, Inc.[2]	12,230,045
118,298	Intercontinental Exchange, Inc.	12,065,213
123,346	Raymond James Financial, Inc.	12,145,881
		36,441,139
	Chemicals — 1.8%
145,930	Corteva, Inc.	8,398,272
201,805	Dow, Inc.	10,738,044
		19,136,316
	Communications Equipment — 4.1%
119,828	Arista Networks, Inc.[1]	13,975,540
215,908	Ciena Corp.[1]	11,140,853
240,792	Cisco Systems, Inc.	10,924,733
302,441	Juniper Networks, Inc.	8,477,421
		44,518,547
	Consumer Finance — 1.8%
99,081	Capital One Financial Corp.	10,882,066
245,508	Synchrony Financial	8,219,608
		19,101,674
	Containers & Packaging — 0.5%
141,133	International Paper Co.	6,036,258
	Distributors — 2.2%
75,699	Genuine Parts Co.	11,572,106
228,180	LKQ Corp.	12,513,391
		24,085,497
	Diversified Consumer Services — 0.7%
105,624	Service Corp. International	7,864,763
	Diversified Telecommunication Services — 1.6%
342,952	AT&T, Inc.	6,440,639
1,017,182	Lumen Technologies, Inc.[2]	11,077,112
		17,517,751
	Electric Utilities — 1.1%
118,348	American Electric Power Co., Inc.	11,664,379
See Notes to Schedules of Portfolio Investments
1

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electrical Equipment — 0.6%
51,285	AMETEK, Inc.	$6,333,698
	Energy Equipment & Services — 1.4%
601,644	Baker Hughes Co., Class A	15,456,234
	Entertainment — 0.5%
354,052	Warner Bros Discovery, Inc.[1]	5,310,780
	Equity Real Estate Investment Trusts — 3.3%
24,574	American Tower Corp.	6,655,376
56,892	Crown Castle International Corp.	10,278,109
34,073	Extra Space Storage, Inc.	6,457,515
93,086	Prologis, Inc.	12,339,480
		35,730,480
	Food & Staples Retailing — 1.6%
196,180	Albertsons Cos., Inc. - Class A	5,267,433
297,128	Walgreens Boots Alliance, Inc.	11,772,211
		17,039,644
	Food Products — 2.2%
217,599	General Mills, Inc.	16,274,229
92,597	Tyson Foods, Inc. - Class A	8,149,462
		24,423,691
	Health Care Providers & Services — 6.6%
63,439	Cigna Corp.	17,468,563
107,690	CVS Health Corp.	10,303,779
174,729	DaVita, Inc.[1]	14,705,192
36,757	Elevance Health, Inc.	17,536,765
35,672	McKesson Corp.	12,184,842
		72,199,141
	Hotels, Restaurants & Leisure — 1.7%
5,726	Booking Holdings, Inc.[1]	11,083,761
67,881	Expedia Group, Inc.[1]	7,198,780
		18,282,541
	Household Durables — 1.2%
149,598	Lennar Corp. - Class A	12,715,830
	Household Products — 1.0%
80,886	Procter & Gamble Co. (The)	11,235,874
	Insurance — 2.4%
118,932	Aflac, Inc.	6,814,804
140,159	American International Group, Inc.	7,256,031
188,161	MetLife, Inc.	11,901,183
		25,972,018
	Interactive Media & Services — 2.8%
174,640	Alphabet, Inc. - Class A1	20,314,125
63,034	Meta Platforms, Inc. - Class A1	10,028,709
		30,342,834
	IT Services — 3.9%
54,964	Akamai Technologies, Inc.[1]	5,288,636
234,905	Amdocs, Ltd.	20,450,830
153,973	Cognizant Technology Solutions Corp. - Class A	10,464,005
78,578	GoDaddy, Inc. - Class A1	5,828,916
		42,032,387
See Notes to Schedules of Portfolio Investments
2

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 4.8%
108,355	Agilent Technologies, Inc.	$14,530,406
28,078	IQVIA Holdings, Inc.[1]	6,746,301
7,166	Mettler-Toledo International, Inc.[1]	9,672,165
53,165	PerkinElmer, Inc.	8,143,283
22,489	Thermo Fisher Scientific, Inc.	13,457,642
		52,549,797
	Machinery — 1.9%
47,398	Parker-Hannifin Corp.	13,702,288
31,325	Snap-on, Inc.	7,018,366
		20,720,654
	Media — 3.8%
444,449	Comcast Corp. - Class A	16,675,726
380,341	Fox Corp. - Class A	12,593,091
176,083	Omnicom Group, Inc.	12,297,637
		41,566,454
	Metals & Mining — 1.7%
138,865	Nucor Corp.	18,857,867
	Multi-line Retail — 1.6%
493,447	Macy’s, Inc.	8,709,339
50,770	Target Corp.	8,294,803
		17,004,142
	Multi-Utilities — 1.1%
382,452	NiSource, Inc.	11,626,541
	Oil, Gas & Consumable Fuels — 3.5%
98,701	ConocoPhillips	9,616,438
390,194	Kinder Morgan, Inc.	7,019,590
131,201	Marathon Petroleum Corp.	12,025,884
103,824	Phillips 66	9,240,336
		37,902,248
	Pharmaceuticals — 2.7%
163,556	Bristol-Myers Squibb Co.	12,067,161
55,255	Merck & Co., Inc.	4,936,482
252,257	Pfizer, Inc.	12,741,501
		29,745,144
	Real Estate Management & Development — 0.7%
86,260	CBRE Group, Inc. - Class A1	7,385,581
	Road & Rail — 1.0%
351,576	CSX Corp.	11,366,452
	Semiconductors & Semiconductor Equipment — 4.6%
120,971	Advanced Micro Devices, Inc.[1]	11,428,130
137,210	Intel Corp.	4,982,095
87,447	Micron Technology, Inc.	5,409,471
216,439	ON Semiconductor Corp.[1]	14,453,797
57,496	Qorvo, Inc.[1]	5,983,609
76,840	Teradyne, Inc.[2]	7,752,388
		50,009,490
	Software — 8.8%
88,726	Cadence Design Systems, Inc.[1]	16,510,134
573,067	Dropbox, Inc. - Class A1	13,031,544
See Notes to Schedules of Portfolio Investments
3

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Core Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Software — (Continued)
218,385	Fortinet, Inc.[1]	$13,026,665
76,707	Microsoft Corp.	21,534,723
62,022	Salesforce, Inc.[1]	11,413,289
54,434	Synopsys, Inc.[1]	20,004,495
		95,520,850
	Specialty Retail — 2.1%
59,053	Lowe’s Cos., Inc.	11,310,421
28,839	Ulta Beauty, Inc.[1]	11,215,776
		22,526,197
	Technology Hardware, Storage & Peripherals — 3.9%
817,855	Hewlett Packard Enterprise Co.	11,646,255
577,284	HP, Inc.	19,275,513
159,237	NetApp, Inc.	11,358,375
		42,280,143
	Textiles, Apparel & Luxury Goods — 0.5%
163,331	Tapestry, Inc.	5,492,822
	Tobacco — 0.6%
65,571	Philip Morris International, Inc.	6,370,223
	TOTAL COMMON STOCKS (Cost $878,296,027)	1,083,169,688
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$4,270,272	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $4,270,432, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $4,333,700, coupon rate of 3.00%, due 07/15/25, market value of $4,355,707)	4,270,272
	TOTAL REPURCHASE AGREEMENT (Cost $4,270,272)	4,270,272
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 2.4%
26,742,550	State Street Navigator Securities Lending Government Money Market Portfolio[3]	26,742,550
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $26,742,550)	26,742,550
TOTAL INVESTMENTS (Cost $909,308,849)	102.4%	$1,114,182,510
LIABILITIES IN EXCESS OF OTHER ASSETS	(2.4)	(26,586,040)
NET ASSETS	100.0%	$1,087,596,470

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
4

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.7%
	Aerospace & Defense — 1.9%
107,742	Lockheed Martin Corp.	$44,584,717
	Air Freight & Logistics — 0.9%
190,246	Expeditors International of Washington, Inc.	20,213,637
	Beverages — 1.4%
522,240	Coca-Cola Co. (The)	33,512,141
	Biotechnology — 4.4%
79,627	Amgen, Inc.	19,705,294
79,582	Regeneron Pharmaceuticals, Inc.[1]	46,292,053
136,576	Vertex Pharmaceuticals, Inc.[1]	38,297,276
		104,294,623
	Building Products — 1.1%
211,532	Fortune Brands Home & Security, Inc.	14,739,550
206,582	Masco Corp.	11,440,511
		26,180,061
	Capital Markets — 1.8%
164,932	Intercontinental Exchange, Inc.	16,821,415
261,055	Raymond James Financial, Inc.	25,706,086
		42,527,501
	Chemicals — 2.0%
174,337	Dow, Inc.	9,276,472
486,276	Mosaic Co. (The)	25,607,294
112,981	Westlake Corp.	10,997,570
		45,881,336
	Communications Equipment — 2.5%
494,365	Arista Networks, Inc.[1]	57,657,790
	Distributors — 1.0%
159,322	Genuine Parts Co.	24,355,554
	Electronic Equipment, Instruments & Components — 7.9%
788,481	Amphenol Corp. - Class A	60,815,539
299,147	CDW Corp.	54,304,155
229,226	Jabil, Inc.	13,602,271
353,388	Keysight Technologies, Inc.[1]	57,460,889
		186,182,854
	Entertainment — 2.0%
178,890	Electronic Arts, Inc.	23,475,735
1,564,100	Warner Bros Discovery, Inc.[1]	23,461,500
		46,937,235
	Equity Real Estate Investment Trusts — 1.4%
119,778	American Tower Corp.	32,439,476
	Food & Staples Retailing — 2.1%
93,147	Costco Wholesale Corp.	50,420,471
	Health Care Equipment & Supplies — 2.0%
312,411	Abbott Laboratories	34,002,813
124,036	Edwards Lifesciences Corp.[1]	12,470,580
		46,473,393
	Health Care Providers & Services — 3.6%
39,053	Cigna Corp.	10,753,634
255,885	DaVita, Inc.[1]	21,535,282
See Notes to Schedules of Portfolio Investments
5

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
95,438	UnitedHealth Group, Inc.	$51,759,845
		84,048,761
	Hotels, Restaurants & Leisure — 2.0%
237,088	Expedia Group, Inc.[1]	25,143,183
326,586	Wyndham Hotels & Resorts, Inc.	22,668,334
		47,811,517
	Household Durables — 1.2%
319,651	Lennar Corp. - Class A	27,170,335
	Household Products — 1.0%
273,087	Church & Dwight Co., Inc.	24,023,463
	Insurance — 1.5%
77,763	Marsh & McLennan Cos., Inc.	12,750,021
205,050	Progressive Corp. (The)	23,593,053
		36,343,074
	Interactive Media & Services — 5.1%
560,800	Alphabet, Inc. - Class A1	65,232,256
243,255	Meta Platforms, Inc. - Class A1	38,701,870
866,964	Pinterest, Inc. - Class A1	16,888,459
		120,822,585
	IT Services — 10.1%
263,568	Automatic Data Processing, Inc.	63,551,516
155,321	Gartner, Inc.[1]	41,234,619
462,771	Paychex, Inc.	59,364,264
513,149	SS&C Technologies Holdings, Inc.	30,363,026
204,635	Visa, Inc. - Class A	43,405,130
		237,918,555
	Life Sciences Tools & Services — 3.0%
225,934	Agilent Technologies, Inc.	30,297,749
84,651	PerkinElmer, Inc.	12,965,994
46,515	Thermo Fisher Scientific, Inc.	27,835,041
		71,098,784
	Machinery — 0.5%
86,297	Lincoln Electric Holdings, Inc.	12,205,848
	Media — 1.2%
154,075	Nexstar Media Group, Inc. - Class A	29,023,108
	Multi-line Retail — 2.7%
102,199	Dollar General Corp.	25,389,298
234,509	Target Corp.	38,314,080
		63,703,378
	Oil, Gas & Consumable Fuels — 2.2%
1,001,408	Coterra Energy, Inc.	30,633,071
192,544	EOG Resources, Inc.	21,414,743
		52,047,814
	Personal Products — 0.5%
43,450	Estee Lauder Cos., Inc. (The) - Class A	11,866,195
	Professional Services — 0.9%
263,005	Robert Half International, Inc.	20,814,216
See Notes to Schedules of Portfolio Investments
6

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Growth Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Semiconductors & Semiconductor Equipment — 7.4%
534,963	Advanced Micro Devices, Inc.[1]	$50,537,955
122,953	Applied Materials, Inc.	13,030,559
65,501	KLA Corp.	25,122,253
361,581	Micron Technology, Inc.	22,367,401
64,687	Monolithic Power Systems, Inc.	30,061,343
175,988	NVIDIA Corp.	31,964,700
		173,084,211
	Software — 12.1%
338,814	Cadence Design Systems, Inc.[1]	63,046,509
1,276,764	Dropbox, Inc. - Class A1	29,033,614
1,002,065	Fortinet, Inc.[1]	59,773,177
242,608	Microsoft Corp.	68,109,770
174,644	Synopsys, Inc.[1]	64,181,670
		284,144,740
	Specialty Retail — 6.3%
245,749	Lowe’s Cos., Inc.	47,068,306
466,614	TJX Cos., Inc. (The)	28,538,112
115,733	Ulta Beauty, Inc.[1]	45,009,721
189,458	Williams-Sonoma, Inc.	27,361,525
		147,977,664
	Technology Hardware, Storage & Peripherals — 4.3%
309,556	Apple, Inc.	50,305,945
1,514,210	HP, Inc.	50,559,472
		100,865,417
	Textiles, Apparel & Luxury Goods — 1.1%
776,294	Tapestry, Inc.	26,106,767
	Tobacco — 0.6%
340,045	Altria Group, Inc.	14,914,374
	TOTAL COMMON STOCKS (Cost $1,893,458,892)	2,347,651,595
Face Amount
REPURCHASE AGREEMENT* — 0.4%
$8,003,918	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $8,004,218, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $8,122,800, coupon rate of 3.00%, due 07/15/25, market value of $8,164,048)	8,003,918
	TOTAL REPURCHASE AGREEMENT (Cost $8,003,918)	8,003,918
TOTAL INVESTMENTS (Cost $1,901,462,810)	100.1%	$2,355,655,513
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(1,872,648)
NET ASSETS	100.0%	$2,353,782,865

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
7

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Aerospace & Defense — 2.1%
224	General Dynamics Corp.	$50,774
	Auto Components — 0.6%
345	BorgWarner, Inc.	13,269
	Automobiles — 1.4%
772	Ford Motor Co.	11,341
632	General Motors Co.[1]	22,916
		34,257
	Banks — 7.5%
975	Citigroup, Inc.	50,603
695	Citizens Financial Group, Inc.	26,389
540	Fifth Third Bancorp	18,425
1,260	KeyCorp	23,058
1,950	Regions Financial Corp.	41,301
428	Wells Fargo & Co.	18,776
		178,552
	Biotechnology — 2.1%
463	Gilead Sciences, Inc.	27,664
81	Vertex Pharmaceuticals, Inc.[1]	22,713
		50,377
	Building Products — 1.6%
625	Carrier Global Corp.	25,331
192	Fortune Brands Home & Security, Inc.	13,379
		38,710
	Capital Markets — 4.6%
739	Franklin Resources, Inc.	20,286
468	Intercontinental Exchange, Inc.	47,731
226	Nasdaq, Inc.	40,883
		108,900
	Chemicals — 1.3%
398	Dow, Inc.	21,177
116	Eastman Chemical Co.	11,128
		32,305
	Consumer Finance — 3.0%
1,198	Ally Financial, Inc.	39,618
939	Synchrony Financial	31,438
		71,056
	Containers & Packaging — 1.0%
542	International Paper Co.	23,181
	Distributors — 0.6%
241	LKQ Corp.	13,216
	Diversified Financial Services — 1.0%
818	Equitable Holdings, Inc.	23,256
	Diversified Telecommunication Services — 2.9%
2,334	AT&T, Inc.	43,832
2,319	Lumen Technologies, Inc.	25,254
		69,086
	Electric Utilities — 1.1%
145	American Electric Power Co., Inc.	14,291
See Notes to Schedules of Portfolio Investments
8

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electric Utilities — (Continued)
255	Exelon Corp.	$11,855
		26,146
	Entertainment — 1.5%
2,339	Warner Bros Discovery, Inc.[1]	35,085
	Equity Real Estate Investment Trusts — 2.9%
64	Extra Space Storage, Inc.	12,129
312	Prologis, Inc.	41,359
456	VICI Properties, Inc.	15,591
		69,079
	Food & Staples Retailing — 1.8%
640	Kroger Co. (The)	29,722
346	Walgreens Boots Alliance, Inc.	13,708
		43,430
	Food Products — 3.4%
394	Archer-Daniels-Midland Co.	32,612
380	General Mills, Inc.	28,420
232	Tyson Foods, Inc. - Class A	20,418
		81,450
	Health Care Providers & Services — 7.1%
160	Centene Corp.[1]	14,875
109	Cigna Corp.	30,014
406	CVS Health Corp.	38,846
96	Elevance Health, Inc.	45,802
120	McKesson Corp.	40,990
		170,527
	Household Durables — 0.5%
285	PulteGroup, Inc.	12,432
	Household Products — 1.3%
229	Procter & Gamble Co. (The)	31,810
	Independent Power & Renewable Electricity Producer — 1.2%
1,300	AES Corp. (The)	28,886
	Insurance — 3.5%
432	American International Group, Inc.	22,365
304	Fidelity National Financial, Inc.	12,148
409	MetLife, Inc.	25,869
236	Prudential Financial, Inc.	23,597
		83,979
	Interactive Media & Service — 0.7%
140	Alphabet, Inc. - Class A1	16,285
	IT Services — 2.4%
217	Amdocs, Ltd.	18,892
355	Cognizant Technology Solutions Corp. - Class A	24,126
137	Fidelity National Information Services, Inc.	13,996
		57,014
	Life Sciences Tools & Services — 2.1%
332	PerkinElmer, Inc.	50,852
	Machinery — 3.8%
116	Cummins, Inc.	25,672
See Notes to Schedules of Portfolio Investments
9

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Machinery — (Continued)
103	Parker-Hannifin Corp.	$29,776
156	Snap-on, Inc.	34,952
		90,400
	Media — 3.8%
413	Fox Corp. - Class A	13,675
746	Fox Corp. - Class B	23,051
1,422	Interpublic Group of Cos., Inc. (The)	42,475
159	Omnicom Group, Inc.	11,105
		90,306
	Metals & Mining — 3.1%
380	Nucor Corp.	51,604
125	Reliance Steel & Aluminum Co.	23,781
		75,385
	Multi-line Retail — 0.9%
1,272	Macy’s, Inc.	22,451
	Multi-Utilities — 2.8%
399	Sempra Energy	66,154
	Oil, Gas & Consumable Fuels — 8.0%
522	ConocoPhillips	50,859
2,116	Kinder Morgan, Inc.	38,067
529	Marathon Petroleum Corp.	48,488
478	Phillips 66	42,542
112	Valero Energy Corp.	12,406
		192,362
	Pharmaceuticals — 6.1%
817	Bristol-Myers Squibb Co.	60,278
521	Elanco Animal Health, Inc.[1]	10,555
167	Merck & Co., Inc.	14,920
1,202	Pfizer, Inc.	60,713
		146,466
	Professional Services — 0.6%
144	Leidos Holdings, Inc.	15,408
	Real Estate Management & Development — 2.6%
438	CBRE Group, Inc. - Class A1	37,501
128	Jones Lang LaSalle, Inc.[1]	24,406
		61,907
	Road & Rail — 0.8%
572	CSX Corp.	18,493
	Semiconductors & Semiconductor Equipment — 2.6%
645	Intel Corp.	23,420
388	Micron Technology, Inc.	24,002
236	ON Semiconductor Corp.[1]	15,760
		63,182
	Specialty Retail — 1.7%
101	AutoNation, Inc.[1]	11,993
196	Williams-Sonoma, Inc.	28,306
		40,299
	Technology Hardware, Storage & Peripherals — 2.8%
3,408	Hewlett Packard Enterprise Co.	48,530
See Notes to Schedules of Portfolio Investments
10

THE GLENMEDE FUND, INC.

Quantitative U.S. Large Cap Value Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — (Continued)
544	HP, Inc.	$18,164
		66,694
	Textiles, Apparel & Luxury Goods — 0.8%
585	Tapestry, Inc.	19,674
	TOTAL COMMON STOCKS (Cost $2,091,416)	2,383,095
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$11,419	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $11,419, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $11,600, coupon rate of 3.00%, due 07/15/25, market value of $11,659)	11,419
	TOTAL REPURCHASE AGREEMENT (Cost $11,419)	11,419
TOTAL INVESTMENTS (Cost $2,102,835)	100.1%	$2,394,514
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(2,147)
NET ASSETS	100.0%	$2,392,367

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
11

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.6%
	Air Freight & Logistics — 0.9%
180	Atlas Air Worldwide Holdings, Inc.[1]	$13,628
	Automobiles — 0.7%
176	Winnebago Industries, Inc.[2]	10,625
	Banks — 8.6%
583	Associated Banc-Corp	11,718
702	Brookline Bancorp, Inc.	9,709
137	Cathay General Bancorp	5,713
519	Central Pacific Financial Corp.	12,290
333	Eastern Bankshares, Inc.	6,793
337	Financial Institutions, Inc.	8,934
1,455	First BanCorp	21,956
211	First Financial Corp.	9,858
334	Hanmi Financial Corp.	8,440
853	Hope Bancorp, Inc.	12,829
283	OceanFirst Financial Corp.	5,818
420	S&T Bancorp, Inc.	12,995
		127,053
	Biotechnology — 7.3%
720	Alector, Inc.[1]	7,358
814	Atara Biotherapeutics, Inc.[1]	2,466
1,932	Bluebird Bio, Inc.[1]	7,825
2,600	Catalyst Pharmaceuticals, Inc.[1]	26,624
271	Eagle Pharmaceuticals, Inc.[1]	10,759
862	Intercept Pharmaceuticals, Inc.[1,2]	10,999
593	iTeos Therapeutics, Inc.[1]	14,505
2,226	Karyopharm Therapeutics, Inc.[1]	9,461
664	uniQure N.V.[1]	16,832
		106,829
	Building Products — 1.9%
263	Griffon Corp.	7,893
337	Quanex Building Products Corp.	8,293
504	Resideo Technologies, Inc.[1]	11,345
		27,531
	Capital Markets — 2.2%
480	Cowen, Inc. - Class A	16,834
471	Donnelley Financial Solutions, Inc.[1]	16,009
		32,843
	Chemicals — 1.8%
148	Minerals Technologies, Inc.	9,888
218	Trinseo PLC	7,798
557	Tronox Holdings PLC	8,695
		26,381
	Commercial Services & Supplies — 1.6%
278	ABM Industries, Inc.	12,465
727	ACCO Brands Corp.	5,213
859	GEO Group, Inc. (The)[1,2]	5,635
		23,313
	Communications Equipment — 1.7%
1,347	Harmonic, Inc.[1]	14,709
281	NetScout Systems, Inc.[1]	9,998
		24,707
See Notes to Schedules of Portfolio Investments
12

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Construction & Engineering — 1.0%
135	Comfort Systems USA, Inc.	$14,264
	Consumer Finance — 1.5%
100	Encore Capital Group, Inc.[1]	7,243
1,789	EZCORP, Inc. - Class A1	14,384
		21,627
	Containers & Packaging — 0.4%
429	O-I Glass, Inc.[1]	6,311
	Diversified Consumer Services — 1.6%
541	Laureate Education, Inc.	6,405
375	Stride, Inc.[1]	16,755
		23,160
	Diversified Financial Services — 0.7%
332	A-Mark Precious Metals, Inc.	10,060
	Diversified Telecommunication Services — 1.7%
480	EchoStar Corp. - Class A1	9,485
1,164	Liberty Latin America, Ltd. - Class C1	8,543
560	Ooma, Inc.[1]	6,681
		24,709
	Electric Utilities — 0.7%
157	Otter Tail Corp.	11,032
	Electrical Equipment — 0.8%
261	AZZ, Inc.	11,103
	Electronic Equipment, Instruments & Components — 2.4%
649	Knowles Corp.[1]	12,818
230	Sanmina Corp.[1]	10,591
528	TTM Technologies, Inc.[1]	7,144
252	Vishay Intertechnology, Inc.	5,206
		35,759
	Energy Equipment & Services — 1.2%
1,254	US Silica Holdings, Inc.[1]	17,343
	Equity Real Estate Investment Trusts — 7.3%
822	City Office REIT, Inc.	11,590
1,325	DiamondRock Hospitality Co.[1]	12,296
61	EastGroup Properties, Inc.	10,403
343	Essential Properties Realty Trust, Inc. REIT	8,273
331	National Storage Affiliates Trust	18,152
464	Outfront Media, Inc.	8,566
1,367	Paramount Group, Inc. REIT	10,731
175	Phillips Edison & Co., Inc. REIT	5,957
322	STAG Industrial, Inc.	10,555
961	Sunstone Hotel Investors, Inc.[1]	10,888
		107,411
	Food & Staples Retailing — 1.7%
364	SpartanNash Co.	11,754
483	Sprouts Farmers Market, Inc.[1]	13,350
		25,104
	Food Products — 0.8%
534	Hostess Brands, Inc.[1]	12,079
See Notes to Schedules of Portfolio Investments
13

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Gas Utilities — 1.0%
267	Northwest Natural Holding Co.	$14,330
	Health Care Equipment & Supplies — 2.7%
5,088	Accuray, Inc.[1,2]	10,685
2,484	Cue Health, Inc.[1,2]	8,396
363	Meridian Bioscience, Inc.[1]	11,493
439	Varex Imaging Corp.[1]	9,785
		40,359
	Health Care Providers & Services — 4.5%
2,338	Brookdale Senior Living, Inc.[1]	11,270
369	Covetrus, Inc.[1]	7,664
4,100	Invitae Corp.[1,2]	7,790
310	Owens & Minor, Inc.	10,977
615	Select Medical Holdings Corp.	18,216
150	Tenet Healthcare Corp.[1]	9,918
		65,835
	Hotels, Restaurants & Leisure — 1.2%
270	Everi Holdings, Inc.[1]	5,187
687	International Game Technology PLC	13,019
		18,206
	Household Durables — 3.0%
126	Meritage Homes Corp.[1]	11,126
115	Skyline Champion Corp.[1]	7,280
476	Taylor Morrison Home Corp.[1]	13,661
629	Tri Pointe Homes, Inc.[1]	11,649
		43,716
	Insurance — 1.2%
401	Donegal Group, Inc. - Class A	5,678
2,683	Genworth Financial, Inc. - Class A1	11,403
		17,081
	IT Services — 2.7%
1,611	Conduent, Inc.[1]	7,507
122	CSG Systems International, Inc.	7,960
710	Hackett Group, Inc. (The)	14,889
4,405	Paysafe, Ltd.[1]	8,854
		39,210
	Leisure Equipment & Products — 0.9%
453	Vista Outdoor, Inc.[1]	13,635
	Machinery — 1.2%
173	Altra Industrial Motion Corp.	7,219
239	Hillenbrand, Inc.	11,042
		18,261
	Media — 1.5%
714	EW Scripps Co. (The) - Class A1	10,182
628	Gray Television, Inc.	11,662
		21,844
	Metals & Mining — 2.4%
420	Commercial Metals Co.	16,640
630	TimkenSteel Corp.[1]	12,783
203	Warrior Met Coal, Inc.	6,482
		35,905
See Notes to Schedules of Portfolio Investments
14

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Multi-Utilities — 1.0%
274	Unitil Corp.	$15,007
	Oil, Gas & Consumable Fuels — 6.4%
169	California Resources Corp.	7,581
706	CVR Energy, Inc.	23,679
990	Dorian LPG, Ltd.	15,959
593	PBF Energy, Inc. - Class A1	19,777
300	Talos Energy, Inc.[1]	5,685
572	Teekay Tankers, Ltd. - Class A1	11,938
363	World Fuel Services Corp.	10,062
		94,681
	Pharmaceuticals — 2.7%
1,872	Aerie Pharmaceuticals, Inc.[1]	13,123
763	Collegium Pharmaceutical, Inc.[1]	13,116
227	Prestige Consumer Healthcare, Inc.[1]	13,690
		39,929
	Professional Services — 1.3%
314	Heidrick & Struggles International, Inc.	9,778
140	Kforce, Inc.	9,219
		18,997
	Semiconductors & Semiconductor Equipment — 3.1%
160	Diodes, Inc.[1]	13,019
192	Kulicke & Soffa Industries, Inc.[2]	9,239
957	Photronics, Inc.[1]	22,786
		45,044
	Software — 3.1%
453	ACI Worldwide, Inc.[1]	12,925
780	ChannelAdvisor Corp.[1]	11,497
585	eGain Corp.[1]	5,183
222	Progress Software Corp.	10,425
366	Xperi Holding Corp.	6,134
		46,164
	Specialty Retail — 4.1%
590	Abercrombie & Fitch Co. - Class A1	10,507
157	Academy Sports & Outdoors, Inc.[2]	6,756
193	Genesco, Inc.[1]	10,817
62	Group 1 Automotive, Inc.	10,969
239	MarineMax, Inc.[1]	9,761
198	Signet Jewelers, Ltd.	12,070
		60,880
	Thrifts & Mortgage Finance — 2.2%
248	Enact Holdings, Inc.	5,714
576	Provident Financial Services, Inc.	14,031
540	Radian Group, Inc.	12,080
		31,825
	Trading Companies & Distributors — 4.9%
194	Boise Cascade Co.	13,718
530	MRC Global, Inc.[1]	6,159
1,707	NOW, Inc.[1]	18,879
215	Rush Enterprises, Inc. - Class A	10,361
See Notes to Schedules of Portfolio Investments
15

THE GLENMEDE FUND, INC.

Quantitative U.S. Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — (Continued)
175	WESCO International, Inc.[1]	$22,372
		71,489
	TOTAL COMMON STOCKS (Cost $1,281,070)	1,465,270
Face Amount
REPURCHASE AGREEMENT* — 0.8%
$11,603	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $11,603, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $11,800, coupon rate of 3.00%, due 07/15/25, market value of $11,860)	11,603
	TOTAL REPURCHASE AGREEMENT (Cost $11,603)	11,603
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 3.7%
55,378	State Street Navigator Securities Lending Government Money Market Portfolio[3]	55,378
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $55,378)	55,378
TOTAL INVESTMENTS (Cost $1,348,051)	104.1%	$1,532,251
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.1)	(60,902)
NET ASSETS	100.0%	$1,471,349

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
16

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 96.5%
	Japan — 18.4%
23,500	Canon, Inc.	$553,532
1,900	Daito Trust Construction Co, Ltd.	179,385
8,500	Dentsu Group, Inc.	295,126
16,200	Honda Motor Co, Ltd.	411,590
9,600	ITOCHU Corp.	278,317
43,800	Japan Post Holdings Co, Ltd.	314,105
17,600	Japan Tobacco, Inc.	315,111
26,700	Marubeni Corp.	246,877
15,900	Mitsui & Co, Ltd.	348,822
17,151	Nitto Denko Corp., Unsponsored ADR	551,062
26,000	Sekisui House, Ltd.[1]	459,363
9,100	SUMCO Corp.	126,110
111,200	Sumitomo Chemical Co, Ltd.	435,294
8,700	Suntory Beverage & Food, Ltd.	342,520
		4,857,214
	France — 12.2%
1,600	Arkema SA	150,936
16,300	AXA SA	374,004
2,151	Capgemini SE	407,479
8,600	Cie de Saint-Gobain	398,390
3,900	Eiffage SA	364,559
329	Euroapi SA2	5,550
5,595	Publicis Groupe SA	296,783
7,082	Sanofi	703,621
1,900	Sodexo SA	153,876
7,490	TotalEnergies SE, Sponsored ADR	380,920
		3,236,118
	United Kingdom — 12.0%
28,000	BAE Systems PLC	262,558
174,300	Barclays PLC	333,634
15,000	Burberry Group PLC	328,075
23,783	GSK PLC	500,364
29,729	Haleon PLC[2]	105,643
3,718	Schroders PLC	134,475
14,800	Shell PLC	392,731
9,200	SSE PLC	198,082
7,912	Unilever PLC, Sponsored ADR	384,998
278,700	Vodafone Group PLC	409,996
11,700	WPP PLC	125,926
		3,176,482
	Canada — 10.7%
5,900	Alimentation Couche-Tard, Inc.	263,589
1,263	Bank of Montreal	220,285
10,660	Bank of Nova Scotia (The)	649,727
4,300	Canadian Natural Resources, Ltd.	237,439
4,700	Dollarama, Inc.	284,852
8,937	Manulife Financial Corp.	163,589
19,456	Manulife Financial Corp. (US)[1]	356,434
2,200	Nutrien, Ltd.	188,328
7,100	Toronto-Dominion Bank (The)	461,191
		2,825,434
	Germany — 9.2%
700	Allianz SE	126,861
3,600	Bayerische Motoren Werke AG	292,437
See Notes to Schedules of Portfolio Investments
17

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Germany — (Continued)
29,725	Daimler AG, Unsponsored ADR	$434,877
1,400	Deutsche Boerse AG	243,963
9,639	Deutsche Post AG	383,225
3,500	GEA Group AG	130,102
2,600	HeidelbergCement AG	131,538
13,900	Infineon Technologies AG	377,182
1,400	LEG Immobilien SE	126,832
1,000	Merck KGaA	189,795
		2,436,812
	Switzerland — 7.8%
19,310	ABB, Ltd., Sponsored ADR	586,445
4,200	Novartis AG	360,542
1,560	Roche Holding AG	516,913
756	Swisscom AG	408,082
11,200	UBS Group AG	182,205
		2,054,187
	Spain — 5.7%
45,000	Iberdrola SA	493,024
16,900	Industria de Diseno Textil SA	409,189
48,187	Repsol SA	597,150
2,625	Telefonica SA1	11,690
		1,511,053
	Australia — 5.5%
6,500	ASX, Ltd.[1]	400,837
25,000	Australia & New Zealand Banking Group, Ltd.	400,006
2,400	Cochlear, Ltd.	359,238
106,800	South32, Ltd.	284,307
		1,444,388
	Denmark — 4.6%
18,607	Carlsberg AS, Sponsored ADR	482,293
3,800	Novo Nordisk AS	445,549
4,000	Pandora AS	295,239
		1,223,081
	Netherlands — 2.9%
9,300	Koninklijke Ahold Delhaize N.V.	255,544
44,600	Koninklijke KPN N.V.	146,824
7,300	Randstad N.V.[1]	367,452
		769,820
	Hong Kong — 2.4%
64,300	CK Asset Holdings, Ltd.	454,202
231,900	WH Group, Ltd.	175,478
		629,680
	Singapore — 1.8%
23,415	United Overseas Bank, Ltd.	466,978
	South Africa — 1.4%
10,400	Anglo American PLC	373,621
	Norway — 0.8%
5,600	Equinor ASA	213,800
	Portugal — 0.6%
6,500	Jeronimo Martins SGPS SA	150,272
See Notes to Schedules of Portfolio Investments
18

THE GLENMEDE FUND, INC.

Quantitative International Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Israel — 0.5%
13,400	Bank Leumi Le-Israel BM	$128,041
	TOTAL COMMON STOCKS (Cost $26,455,661)	25,496,981
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.7%
453,575	State Street Navigator Securities Lending Government Money Market Portfolio[3]	453,575
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $453,575)	453,575
Face Amount
REPURCHASE AGREEMENT*—0.7%
$189,349	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $189,356, due 8/1/22, (collateralized by a a U.S. Treasury Note with a par value of $192,200, coupon rate of 3.00%, due 07/15/25, market value of $193,176)	189,349
	TOTAL REPURCHASE AGREEMENT (Cost $189,349)	189,349
Shares
RIGHTS* — 0.1%
	Australia — 0.1%
1,667	Australia & New Zealand Banking Group, Ltd.[2]	4,635
TOTAL INVESTMENTS (Cost $27,098,585)	99.0%	$26,144,540
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0	275,884
NET ASSETS	100.0%	$26,420,424

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Non income-producing security.
[3]	Represents an investment of securities lending cash collateral.

Abbreviations:
ADR — American Depositary Receipt
See Notes to Schedules of Portfolio Investments
19

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.8%
	Aerospace & Defense — 0.6%
419	Lockheed Martin Corp.	$173,386
	Auto Components — 0.9%
1,502	Lear Corp.	227,012
	Automobiles — 1.7%
11,907	Harley-Davidson, Inc.	450,204
	Banks — 3.8%
4,466	Fifth Third Bancorp	152,380
23,006	Regions Financial Corp.	487,267
6,986	Zions Bancorp N.A.	381,086
		1,020,733
	Biotechnology — 2.4%
2,144	Amgen, Inc.	530,576
212	Regeneron Pharmaceuticals, Inc.[1]	123,318
		653,894
	Building Products — 3.4%
10,918	Carrier Global Corp.	442,506
5,016	Owens Corning	465,184
		907,690
	Capital Markets — 0.6%
5,595	Franklin Resources, Inc.	153,583
	Chemicals — 1.5%
7,393	Dow, Inc.	393,382
	Commercial Services & Supplies — 0.5%
1,005	Republic Services, Inc.	139,353
	Communications Equipment — 3.0%
1,347	Arista Networks, Inc.[1]	157,100
6,458	Ciena Corp.[1]	333,233
11,589	Juniper Networks, Inc.	324,840
		815,173
	Consumer Finance — 3.4%
3,782	Ally Financial, Inc.	125,071
1,500	Capital One Financial Corp.	164,745
25,974	SLM Corp.	405,194
6,308	Synchrony Financial	211,192
		906,202
	Containers & Packaging — 0.8%
1,496	Packaging Corp. of America	210,353
	Distributors — 1.6%
7,788	LKQ Corp.	427,094
	Diversified Consumer Services — 1.3%
3,671	H&R Block, Inc.	146,693
2,638	Service Corp. International	196,426
		343,119
	Diversified Telecommunication Services — 2.2%
24,496	AT&T, Inc.	460,035
11,800	Lumen Technologies, Inc.	128,502
		588,537
See Notes to Schedules of Portfolio Investments
20

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.5%
3,801	Corning, Inc.	$139,725
1,674	Keysight Technologies, Inc.[1]	272,192
		411,917
	Energy Equipment & Services — 0.4%
4,026	Baker Hughes Co., Class A	103,428
	Equity Real Estate Investment Trusts — 1.6%
672	American Tower Corp.	181,998
1,347	Crown Castle International Corp.	243,349
		425,347
	Food & Staples Retailing — 1.9%
5,253	Kroger Co. (The)	243,949
6,500	Walgreens Boots Alliance, Inc.	257,530
		501,479
	Food Products — 3.3%
8,143	General Mills, Inc.	609,015
3,109	Tyson Foods, Inc. - Class A	273,623
		882,638
	Health Care Providers & Services — 6.5%
2,711	AmerisourceBergen Corp.	395,616
4,400	Centene Corp.[1]	409,068
1,426	Cigna Corp.	392,664
1,152	Elevance Health, Inc.	549,619
		1,746,967
	Hotels, Restaurants & Leisure — 0.8%
113	Booking Holdings, Inc.[1]	218,733
	Household Durables — 0.5%
32	NVR, Inc.[1]	140,579
	Insurance — 2.3%
5,003	American International Group, Inc.	259,005
5,448	MetLife, Inc.	344,586
		603,591
	Interactive Media & Service — 2.4%
5,520	Alphabet, Inc. - Class A1	642,087
	IT Services — 3.2%
1,847	Cognizant Technology Solutions Corp. - Class A	125,522
5,075	Fidelity National Information Services, Inc.	518,462
816	Gartner, Inc.[1]	216,632
		860,616
	Life Sciences Tools & Services — 3.8%
1,305	Agilent Technologies, Inc.	175,001
245	Mettler-Toledo International, Inc.[1]	330,684
877	Thermo Fisher Scientific, Inc.	524,805
		1,030,490
	Machinery — 1.8%
1,372	Cummins, Inc.	303,637
2,100	Oshkosh Corp.	180,810
		484,447
See Notes to Schedules of Portfolio Investments
21

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Media — 4.2%
9,414	Comcast Corp. - Class A	$353,213
14,762	Interpublic Group of Cos., Inc. (The)	440,941
4,608	Omnicom Group, Inc.	321,823
		1,115,977
	Metals & Mining — 1.5%
2,868	Nucor Corp.	389,475
	Multi-line Retail — 0.9%
12,974	Macy’s, Inc.	228,991
	Multi-Utilities — 2.0%
17,781	NiSource, Inc.	540,543
	Oil, Gas & Consumable Fuels — 4.5%
5,525	HF Sinclair Corp.	264,206
22,757	Kinder Morgan, Inc.	409,398
4,400	Marathon Petroleum Corp.	403,304
1,413	Phillips 66	125,757
		1,202,665
	Pharmaceuticals — 2.8%
4,100	Merck & Co., Inc.	366,294
7,598	Pfizer, Inc.	383,775
		750,069
	Real Estate Management & Development — 2.0%
6,194	CBRE Group, Inc. - Class A1	530,330
	Road & Rail — 1.2%
4,668	CSX Corp.	150,917
3,136	Knight-Swift Transportation Holdings, Inc.	172,323
		323,240
	Semiconductors & Semiconductor Equipment — 4.5%
4,157	Advanced Micro Devices, Inc.[1]	392,712
7,716	Intel Corp.	280,168
800	NVIDIA Corp.	145,304
5,820	ON Semiconductor Corp.[1]	388,659
		1,206,843
	Software — 9.9%
4,176	Cadence Design Systems, Inc.[1]	777,070
7,352	Dropbox, Inc. - Class A1	167,184
10,920	Fortinet, Inc.[1]	651,378
2,155	Microsoft Corp.	604,995
1,241	Synopsys, Inc.[1]	456,068
		2,656,695
	Specialty Retail — 4.2%
1,411	Dick’s Sporting Goods, Inc.[2]	132,056
716	Lowe’s Cos., Inc.	137,135
941	Ulta Beauty, Inc.[1]	365,964
3,455	Williams-Sonoma, Inc.	498,971
		1,134,126
	Technology Hardware, Storage & Peripherals — 3.4%
19,100	Hewlett Packard Enterprise Co.	271,984
14,636	HP, Inc.	488,696
See Notes to Schedules of Portfolio Investments
22

THE GLENMEDE FUND, INC.

Responsible ESG U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — (Continued)
2,270	NetApp, Inc.	$161,919
		922,599
	Textiles, Apparel & Luxury Goods — 1.0%
2,672	Ralph Lauren Corp. - Class A	263,539
	TOTAL COMMON STOCKS (Cost $22,304,186)	26,727,126
Face Amount
REPURCHASE AGREEMENT* — 0.2%
$54,993	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $54,995, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $55,900, coupon rate of 3.00%, due 07/15/25, market value of $56,184)	54,993
	TOTAL REPURCHASE AGREEMENT (Cost $54,993)	54,993
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 0.5%
134,398	State Street Navigator Securities Lending Government Money Market Portfolio[3]	134,398
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $134,398)	134,398
TOTAL INVESTMENTS (Cost $22,493,577)	100.5%	$26,916,517
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.5)	(126,763)
NET ASSETS	100.0%	$26,789,754

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
23

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.4%
	Aerospace & Defense — 3.1%
2,055	General Dynamics Corp.	$465,807
537	Northrop Grumman Corp.	257,169
		722,976
	Banks — 3.8%
11,913	Citizens Financial Group, Inc.	452,336
11,755	Regions Financial Corp.	248,971
3,378	Zions Bancorp N.A.	184,270
		885,577
	Beverages — 0.7%
2,448	Coca-Cola Co. (The)	157,088
	Biotechnology — 4.0%
2,765	Amgen, Inc.	684,254
931	Vertex Pharmaceuticals, Inc.[1]	261,062
		945,316
	Capital Markets — 3.1%
19,331	Franklin Resources, Inc.	530,636
2,000	Raymond James Financial, Inc.	196,940
		727,576
	Chemicals — 2.9%
2,891	Corteva, Inc.	166,377
9,585	Dow, Inc.	510,018
		676,395
	Commercial Services & Supplies — 1.0%
1,682	Republic Services, Inc.	233,226
	Communications Equipment — 1.0%
1,905	Arista Networks, Inc.[1]	222,180
	Consumer Finance — 2.1%
6,393	Ally Financial, Inc.	211,416
8,622	Synchrony Financial	288,665
		500,081
	Containers & Packaging — 0.5%
2,838	Westrock Co.	120,218
	Diversified Consumer Services — 0.5%
3,016	H&R Block, Inc.	120,519
	Diversified Telecommunication Services — 1.8%
22,440	AT&T, Inc.	421,423
	Electrical Equipment — 2.6%
2,511	Emerson Electric Co.	226,166
10,934	nVent Electric PLC	386,079
		612,245
	Energy Equipment & Services — 1.8%
16,036	Baker Hughes Co., Class A	411,965
	Entertainment — 1.0%
15,917	Warner Bros Discovery, Inc.[1]	238,755
	Equity Real Estate Investment Trusts — 2.9%
2,051	American Tower Corp.	555,473
See Notes to Schedules of Portfolio Investments
24

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
3,235	Weyerhaeuser Co.	$117,495
		672,968
	Food & Staples Retailing — 1.1%
3,092	Kroger Co. (The)	143,592
2,793	Walgreens Boots Alliance, Inc.	110,659
		254,251
	Food Products — 2.6%
5,715	General Mills, Inc.	427,425
838	Hershey Co. (The)	191,030
		618,455
	Gas Utilities — 1.1%
6,139	UGI Corp.	264,959
	Health Care Providers & Services — 6.0%
4,694	Centene Corp.[1]	436,401
3,090	CVS Health Corp.	295,651
326	Elevance Health, Inc.	155,535
3,845	Quest Diagnostics, Inc.	525,112
		1,412,699
	Hotels, Restaurants & Leisure — 2.1%
252	Booking Holdings, Inc.[1]	487,794
	Household Products — 1.5%
2,463	Procter & Gamble Co. (The)	342,135
	Insurance — 2.2%
3,024	Fidelity National Financial, Inc.	120,839
3,219	MetLife, Inc.	203,602
6,100	Unum Group	196,359
		520,800
	Interactive Media & Services — 3.0%
4,416	Alphabet, Inc. - Class A1	513,669
1,159	Meta Platforms, Inc. - Class A1	184,397
		698,066
	IT Services — 3.7%
1,236	Akamai Technologies, Inc.[1]	118,928
6,104	Cognizant Technology Solutions Corp. - Class A	414,828
780	Gartner, Inc.[1]	207,074
2,516	Genpact, Ltd.	120,969
		861,799
	Media — 3.9%
2,592	Comcast Corp. - Class A	97,252
17,864	Interpublic Group of Cos., Inc. (The)	533,598
4,063	Omnicom Group, Inc.	283,760
		914,610
	Multi-Utilities — 1.4%
11,064	NiSource, Inc.	336,346
	Oil, Gas & Consumable Fuels — 3.1%
5,198	Marathon Petroleum Corp.	476,449
2,698	Phillips 66	240,122
		716,571
See Notes to Schedules of Portfolio Investments
25

THE GLENMEDE FUND, INC.

Women in Leadership U.S. Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 4.5%
4,813	Merck & Co., Inc.	$429,994
10,081	Pfizer, Inc.	509,191
647	Zoetis, Inc.	118,110
		1,057,295
	Real Estate Management & Development — 0.8%
1,024	Jones Lang LaSalle, Inc.[1]	195,246
	Semiconductors & Semiconductor Equipment — 5.5%
5,128	Applied Materials, Inc.	543,466
10,230	Intel Corp.	371,451
5,905	Micron Technology, Inc.	365,283
		1,280,200
	Software — 8.7%
22,498	Dropbox, Inc. - Class A1	511,604
2,358	Microsoft Corp.	661,985
1,099	Salesforce, Inc.[1]	202,238
1,760	Synopsys, Inc.[1]	646,800
		2,022,627
	Specialty Retail — 6.1%
2,379	Lowe’s Cos., Inc.	455,650
1,120	Ulta Beauty, Inc.[1]	435,579
3,739	Williams-Sonoma, Inc.	539,987
		1,431,216
	Technology Hardware, Storage & Peripherals — 6.9%
38,646	Hewlett Packard Enterprise Co.	550,319
13,200	HP, Inc.	440,748
8,624	NetApp, Inc.	615,150
		1,606,217
	Textiles, Apparel & Luxury Goods — 2.4%
1,852	PVH Corp.	114,676
4,538	Ralph Lauren Corp. - Class A	447,583
		562,259
	TOTAL COMMON STOCKS (Cost $21,093,689)	23,252,053
Face Amount
REPURCHASE AGREEMENT* — 0.5%
$122,751	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $122,756, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $124,600, coupon rate of 3.00%, due 07/15/25, market value of $125,233)	122,751
	TOTAL REPURCHASE AGREEMENT (Cost $122,751)	122,751
TOTAL INVESTMENTS (Cost $21,216,440)	99.9%	$23,374,804
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	12,491
NET ASSETS	100.0%	$23,387,295

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
26

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 97.5%
	Aerospace & Defense — 0.6%
9,620	Parsons Corp.[1,2]	$415,873
	Air Freight & Logistics — 2.4%
9,520	Expeditors International of Washington, Inc.	1,011,500
7,240	Hub Group, Inc. - Class A1	553,136
		1,564,636
	Automobiles — 2.1%
17,300	General Motors Co.[1]	627,298
19,720	Harley-Davidson, Inc.	745,613
		1,372,911
	Banks — 3.8%
16,020	Bank OZK	642,402
4,460	East West Bancorp, Inc.	320,139
17,360	Fifth Third Bancorp	592,323
78,220	FNB Corp.	935,511
		2,490,375
	Beverages — 0.9%
9,940	Molson Coors Brewing Co. - Class B	593,915
	Biotechnology — 1.1%
34,500	Exelixis, Inc.[1]	721,740
	Chemicals — 3.1%
10,960	Corteva, Inc.	630,748
10,400	Dow, Inc.	553,384
15,980	Mosaic Co. (The)	841,507
		2,025,639
	Commercial Services & Supplies — 0.7%
3,420	Republic Services, Inc.	474,217
	Construction & Engineering — 2.7%
10,200	AECOM[2]	734,400
9,220	EMCOR Group, Inc.[2]	1,072,932
		1,807,332
	Consumer Finance — 2.3%
51,840	SLM Corp.	808,704
21,240	Synchrony Financial	711,115
		1,519,819
	Containers & Packaging — 1.3%
5,760	International Paper Co.	246,355
13,960	Westrock Co.	591,346
		837,701
	Distributors — 1.5%
18,600	LKQ Corp.	1,020,024
	Diversified Consumer Services — 1.1%
9,620	Service Corp. International	716,305
	Diversified Financial Services — 0.5%
12,080	Equitable Holdings, Inc.	343,434
	Diversified Telecommunication Services — 1.4%
16,300	AT&T, Inc.	306,114
See Notes to Schedules of Portfolio Investments
27

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — (Continued)
54,660	Lumen Technologies, Inc.	$595,247
		901,361
	Electric Utilities — 3.6%
4,940	American Electric Power Co., Inc.[2]	486,886
9,740	Evergy, Inc.[2]	664,853
12,280	Exelon Corp.[2]	570,897
16,640	NRG Energy, Inc.[2]	628,160
		2,350,796
	Electrical Equipment — 1.1%
20,280	nVent Electric PLC[2]	716,087
	Electronic Equipment, Instruments & Components — 7.3%
3,000	Arrow Electronics, Inc.[1]	384,510
14,240	Avnet, Inc.	681,669
16,200	Jabil, Inc.	961,308
31,040	Knowles Corp.[1]	613,040
15,740	Sanmina Corp.[1]	724,827
35,000	Vishay Intertechnology, Inc.	723,100
27,320	Vontier Corp.	704,856
		4,793,310
	Entertainment — 1.0%
42,380	Warner Bros Discovery, Inc.[1]	635,700
	Equity Real Estate Investment Trusts — 9.5%
32,660	Apple Hospitality REIT, Inc.[2]	544,769
19,060	Brixmor Property Group, Inc.[2]	441,811
15,180	Highwoods Properties, Inc.[2]	539,953
31,660	Host Hotels & Resorts, Inc.[2]	563,865
10,980	Kilroy Realty Corp.[2]	594,896
6,320	National Storage Affiliates Trust[2]	346,589
61,280	Sunstone Hotel Investors, Inc.[1,2]	694,302
36,280	VICI Properties, Inc.[2]	1,240,413
15,400	Weyerhaeuser Co.[2]	559,328
7,860	WP Carey, Inc.[2]	701,898
		6,227,824
	Food & Staples Retailing — 1.2%
9,200	Albertsons Cos., Inc. - Class A	247,020
18,660	Sprouts Farmers Market, Inc.[1]	515,762
		762,782
	Food Products — 3.2%
9,460	Archer-Daniels-Midland Co.	783,005
9,200	General Mills, Inc.	688,068
7,620	Tyson Foods, Inc. - Class A	670,636
		2,141,709
	Gas Utilities — 1.6%
4,940	National Fuel Gas Co.	357,360
15,960	UGI Corp.	688,833
		1,046,193
	Health Care Equipment & Supplies — 0.9%
14,760	Envista Holdings Corp.[1]	599,994
	Health Care Providers & Services — 3.2%
12,760	Centene Corp.[1]	1,186,297
See Notes to Schedules of Portfolio Investments
28

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
4,300	CVS Health Corp.	$411,424
6,780	Henry Schein, Inc.[1]	534,468
		2,132,189
	Hotels, Restaurants & Leisure — 1.1%
38,360	International Game Technology PLC[3]	726,922
	Household Durables — 1.5%
22,900	PulteGroup, Inc.	998,898
	Insurance — 4.2%
12,520	American International Group, Inc.	648,161
12,580	Arch Capital Group, Ltd.[1]	558,552
10,880	Axis Capital Holdings, Ltd.	549,331
17,620	Old Republic International Corp.	410,017
18,120	Unum Group	583,283
		2,749,344
	IT Services — 5.8%
13,120	Amdocs, Ltd.	1,142,227
5,560	Cognizant Technology Solutions Corp. - Class A	377,858
9,900	CSG Systems International, Inc.	645,975
23,460	Genpact, Ltd.	1,127,957
9,420	SS&C Technologies Holdings, Inc.	557,381
		3,851,398
	Life Sciences Tools & Services — 0.9%
21,320	Avantor, Inc.[1]	618,706
	Machinery — 1.7%
16,080	Hillenbrand, Inc.[2]	742,896
4,900	Otis Worldwide Corp.[2]	383,033
		1,125,929
	Media — 2.7%
13,800	Comcast Corp. - Class A	517,776
18,900	Interpublic Group of Cos., Inc. (The)	564,543
40,900	News Corp. - Class A	701,026
		1,783,345
	Metals & Mining — 2.3%
5,260	Reliance Steel & Aluminum Co.	1,000,715
32,400	SSR Mining, Inc.	533,304
		1,534,019
	Multi-line Retail — 1.0%
38,260	Macy’s, Inc.	675,289
	Multi-Utilities — 0.9%
19,140	NiSource, Inc.[2]	581,856
	Oil, Gas & Consumable Fuels — 2.3%
14,280	HF Sinclair Corp.	682,870
9,260	Marathon Petroleum Corp.	848,771
		1,531,641
	Paper & Forest Products — 1.0%
10,740	Louisiana-Pacific Corp.	683,386
	Personal Products — 0.5%
18,180	Olaplex Holdings, Inc.[1,3]	312,696
See Notes to Schedules of Portfolio Investments
29

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 0.8%
10,900	Pfizer, Inc.	$550,559
	Professional Services — 2.1%
2,520	ASGN, Inc.[1]	261,475
9,580	CBIZ, Inc.[1]	437,040
12,480	KBR, Inc.	664,310
		1,362,825
	Semiconductors & Semiconductor Equipment — 2.2%
46,700	Amkor Technology, Inc.	941,939
5,880	Diodes, Inc.[1]	478,456
		1,420,395
	Software — 2.0%
13,220	Box, Inc. - Class A1	375,977
40,941	Dropbox, Inc. - Class A1	930,998
		1,306,975
	Specialty Retail — 2.2%
22,720	Foot Locker, Inc.	644,567
19,040	Sonic Automotive, Inc. - Class A	796,824
		1,441,391
	Technology Hardware, Storage & Peripherals — 0.9%
40,920	Hewlett Packard Enterprise Co.	582,701
	Textiles, Apparel & Luxury Goods — 0.9%
18,480	Tapestry, Inc.	621,482
	Thrifts & Mortgage Finance — 1.3%
61,260	MGIC Investment Corp.	866,216
	Trading Companies & Distributors — 1.1%
14,780	Rush Enterprises, Inc. - Class A2	712,248
	TOTAL COMMON STOCKS (Cost $52,730,297)	64,250,087
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.6%
1,070,715	State Street Navigator Securities Lending Government Money Market Portfolio[4]	1,070,715
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $1,070,715)	1,070,715
TOTAL LONG INVESTMENTS (Cost $53,801,012)	99.1%	$65,320,802
COMMON STOCKS SOLD SHORT* — (67.4)%
	Aerospace & Defense — (2.3)%
(3,720)	Boeing Co. (The)[1]	(592,633)
(4,040)	Raytheon Technologies Corp.	(376,569)
(5,060)	Woodward, Inc.	(529,782)
		(1,498,984)
	Banks — (3.4)%
(4,320)	First Republic Bank	(702,907)
(11,420)	Glacier Bancorp, Inc.	(572,028)
(1,180)	SVB Financial Group[1]	(476,189)
(10,300)	Truist Financial Corp.	(519,841)
		(2,270,965)
See Notes to Schedules of Portfolio Investments
30

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Beverages — (2.9)%
(1,560)	Boston Beer Co., Inc. (The) Class A1	$(593,471)
(2,780)	Constellation Brands, Inc. - Class A	(684,742)
(3,600)	PepsiCo, Inc.	(629,856)
		(1,908,069)
	Capital Markets — (2.0)%
(780)	BlackRock, Inc.	(521,961)
(1,680)	MarketAxess Holdings, Inc.	(454,910)
(1,140)	Moody’s Corp.	(353,685)
		(1,330,556)
	Chemicals — (3.9)%
(2,640)	Air Products and Chemicals, Inc.	(655,327)
(3,680)	Ecolab, Inc.	(607,826)
(4,480)	International Flavors & Fragrances, Inc.	(555,744)
(2,600)	PPG Industries, Inc.	(336,154)
(4,600)	Scotts Miracle-Gro Co. (The)	(409,170)
		(2,564,221)
	Commercial Services & Supplies — (1.8)%
(4,240)	MSA Safety, Inc.	(544,161)
(13,140)	Stericycle, Inc.[1]	(615,872)
		(1,160,033)
	Communications Equipment — (1.1)%
(3,040)	Motorola Solutions, Inc.	(725,314)
	Construction & Engineering — (0.7)%
(3,520)	Quanta Services, Inc.	(488,330)
	Containers & Packaging — (1.8)%
(5,240)	AptarGroup, Inc.	(564,662)
(8,840)	Ball Corp.	(649,033)
		(1,213,695)
	Diversified Consumer Services — (1.0)%
(6,840)	Bright Horizons Family Solutions, Inc.[1]	(640,703)
	Electric Utilities — (3.9)%
(13,600)	Avangrid, Inc.	(662,728)
(7,740)	Constellation Energy Corp.	(511,614)
(17,280)	FirstEnergy Corp.	(710,208)
(8,980)	Southern Co. (The)	(690,472)
		(2,575,022)
	Electrical Equipment — (0.9)%
(2,200)	Rockwell Automation, Inc.	(561,616)
	Electronic Equipment, Instruments & Components — (4.6)%
(8,380)	Cognex Corp.	(427,212)
(19,740)	Corning, Inc.	(725,643)
(17,400)	National Instruments Corp.	(661,200)
(1,500)	Teledyne Technologies, Inc.[1]	(587,100)
(1,800)	Zebra Technologies Corp. - Class A1	(643,842)
		(3,044,997)
	Entertainment — (0.9)%
(5,660)	Walt Disney Co. (The)[1]	(600,526)
	Equity Real Estate Investment Trusts — (8.0)%
(4,420)	Digital Realty Trust, Inc.	(585,429)
See Notes to Schedules of Portfolio Investments
31

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Equity Real Estate Investment Trusts — (Continued)
(25,000)	Equity Commonwealth[1]	$(701,250)
(19,700)	Healthpeak Properties, Inc.	(544,311)
(11,000)	National Health Investors, Inc. REIT	(713,240)
(21,040)	Omega Healthcare Investors, Inc. REIT	(652,240)
(58,803)	Veris Residential, Inc.[1]	(820,302)
(19,240)	Vornado Realty Trust	(584,704)
(28,680)	Washington Real Estate Investment Trust	(635,835)
		(5,237,311)
	Food Products — (0.5)%
(2,720)	Lancaster Colony Corp.	(360,074)
	Health Care Equipment & Supplies — (2.1)%
(2,680)	Becton Dickinson and Co.	(654,751)
(536)	Embecta Corp.[1]	(15,774)
(1,160)	Stryker Corp.	(249,110)
(4,480)	Zimmer Biomet Holdings, Inc.	(494,547)
		(1,414,182)
	Hotels, Restaurants & Leisure — (2.0)%
(7,060)	Cracker Barrel Old Country Store, Inc.	(671,194)
(17,320)	Las Vegas Sands Corp.[1]	(652,791)
		(1,323,985)
	Household Durables — (1.1)%
(17,480)	Leggett & Platt, Inc.	(692,907)
	Household Products — (1.0)%
(2,000)	Clorox Co. (The)	(283,680)
(2,840)	Kimberly-Clark Corp.	(374,284)
		(657,964)
	Insurance — (3.2)%
(2,520)	Allstate Corp. (The)	(294,764)
(3,480)	Erie Indemnity Co. - Class A	(707,693)
(9,400)	First American Financial Corp.	(545,200)
(11,700)	Kemper Corp.	(547,560)
		(2,095,217)
	Internet & Direct Marketing Retail — (0.8)%
(4,000)	Amazon.com, Inc.[1]	(539,800)
	IT Services — (0.5)%
(1,860)	VeriSign, Inc.[1]	(351,838)
	Life Sciences Tools & Services — (0.2)%
(740)	Illumina, Inc.[1]	(160,343)
	Machinery — (2.3)%
(1,580)	Deere & Co.	(542,224)
(14,800)	Flowserve Corp.	(500,832)
(4,600)	Stanley Black & Decker, Inc.	(447,718)
		(1,490,774)
	Multi-Utilities — (1.0)%
(5,160)	DTE Energy Co.	(672,348)
	Professional Services — (1.0)%
(3,240)	Equifax, Inc.	(676,868)
See Notes to Schedules of Portfolio Investments
32

THE GLENMEDE FUND, INC.

Quantitative U.S. Long/Short Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Real Estate Management & Development — (0.1)%
(16,740)	Opendoor Technologies, Inc.[1]	$(82,193)
	Road & Rail — (2.7)%
(1,120)	AMERCO	(601,529)
(2,280)	Norfolk Southern Corp.	(572,668)
(2,720)	Union Pacific Corp.	(618,256)
		(1,792,453)
	Semiconductors & Semiconductor Equipment — (0.7)%
(2,480)	Texas Instruments, Inc.	(443,647)
	Software — (5.4)%
(2,300)	ANSYS, Inc.[1]	(641,677)
(3,020)	Autodesk, Inc.[1]	(653,286)
(8,960)	Oracle Corp.	(697,447)
(4,840)	Pegasystems, Inc.	(194,326)
(5,000)	PTC, Inc.[1]	(616,900)
(1,820)	Tyler Technologies, Inc.[1]	(726,180)
		(3,529,816)
	Specialty Retail — (1.5)%
(19,400)	Monro, Inc.	(972,910)
	Textiles, Apparel & Luxury Goods — (0.9)%
(13,000)	VF Corp.	(580,840)
	Water Utilities — (1.2)%
(12,880)	California Water Service Group	(773,830)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(50,553,296))	(44,432,331)
TOTAL SHORT INVESTMENTS (Proceeds $(50,553,296))	(67.4)%	$(44,432,331)
TOTAL INVESTMENTS (Cost $3,247,716)	31.7%	$20,888,471
OTHER ASSETS IN EXCESS OF LIABILITIES	68.3	44,994,044
NET ASSETS	100.0%	$65,882,515

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $10,340,155.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
33

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 128.2%
	Aerospace & Defense — 0.7%
9,000	Howmet Aerospace, Inc.[1]	$334,170
	Air Freight & Logistics — 1.5%
9,080	Hub Group, Inc. - Class A1,2	693,712
	Automobiles — 4.0%
40,400	Ford Motor Co.[1]	593,476
16,580	General Motors Co.[1,2]	601,191
18,520	Harley-Davidson, Inc.	700,241
		1,894,908
	Banks — 3.4%
13,660	Citizens Financial Group, Inc.[1]	518,670
52,540	FNB Corp.	628,379
10,620	Wells Fargo & Co.[1]	465,899
		1,612,948
	Beverages — 0.5%
4,200	Molson Coors Brewing Co. - Class B1	250,950
	Biotechnology — 1.4%
32,140	Exelixis, Inc.[2]	672,369
	Building Products — 2.2%
12,400	Carrier Global Corp.[1]	502,572
7,260	Fortune Brands Home & Security, Inc.[1]	505,877
		1,008,449
	Capital Markets — 1.5%
3,880	Nasdaq, Inc.[1]	701,892
	Chemicals — 4.8%
7,680	Corteva, Inc.[1]	441,984
11,180	Dow, Inc.[1]	594,888
18,600	Huntsman Corp.	538,656
12,800	Mosaic Co. (The)[1]	674,048
		2,249,576
	Commercial Services & Supplies — 0.8%
2,700	Republic Services, Inc.[1]	374,382
	Construction & Engineering — 1.8%
7,340	EMCOR Group, Inc.[1]	854,156
	Consumer Finance — 3.2%
6,160	Ally Financial, Inc.	203,711
44,620	SLM Corp.	696,072
17,280	Synchrony Financial	578,535
		1,478,318
	Containers & Packaging — 0.7%
7,720	Westrock Co.[1]	327,019
	Distributors — 1.7%
14,560	LKQ Corp.	798,470
	Diversified Consumer Services — 1.3%
8,240	Service Corp. International	613,550
	Diversified Telecommunication Services — 2.6%
28,820	AT&T, Inc.[1]	541,240
See Notes to Schedules of Portfolio Investments
34

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Diversified Telecommunication Services — (Continued)
61,880	Lumen Technologies, Inc.	$673,873
		1,215,113
	Electric Utilities — 3.6%
4,580	Duke Energy Corp.[1]	503,480
10,280	Evergy, Inc.[1]	701,713
9,360	Portland General Electric Co.[1]	480,542
		1,685,735
	Electrical Equipment — 1.4%
19,060	nVent Electric PLC	673,009
	Electronic Equipment, Instruments & Components — 4.8%
4,220	Arrow Electronics, Inc.[2]	540,878
13,260	Avnet, Inc.	634,756
20,700	Knowles Corp.[2]	408,825
26,140	Vontier Corp.	674,412
		2,258,871
	Energy Equipment & Services — 1.1%
19,300	Baker Hughes Co., Class A	495,817
	Entertainment — 1.2%
38,500	Warner Bros Discovery, Inc.[2]	577,500
	Equity Real Estate Investment Trusts — 7.8%
13,340	Highwoods Properties, Inc.[1]	474,504
36,540	Host Hotels & Resorts, Inc.[1]	650,777
10,820	Kilroy Realty Corp.	586,227
11,260	Kimco Realty Corp.[1]	248,959
7,840	Lamar Advertising Co. - Class A1	792,310
8,140	VICI Properties, Inc.[1]	278,307
16,540	Weyerhaeuser Co.[1]	600,733
		3,631,817
	Food & Staples Retailing — 1.8%
8,320	Albertsons Cos., Inc. - Class A	223,392
21,700	Sprouts Farmers Market, Inc.[2]	599,788
		823,180
	Food Products — 4.1%
2,600	Archer-Daniels-Midland Co.[1]	215,202
11,380	Darling Ingredients, Inc.[1,2]	788,406
3,440	General Mills, Inc.[1]	257,278
7,240	Tyson Foods, Inc. - Class A1	637,192
		1,898,078
	Gas Utilities — 1.2%
3,720	National Fuel Gas Co.	269,105
6,900	UGI Corp.[1]	297,804
		566,909
	Health Care Equipment & Supplies — 1.3%
14,600	Envista Holdings Corp.[2]	593,490
	Health Care Providers & Services — 5.6%
7,780	Centene Corp.[1,2]	723,307
5,480	DaVita, Inc.[2]	461,197
7,740	Henry Schein, Inc.[2]	610,144
See Notes to Schedules of Portfolio Investments
35

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Health Care Providers & Services — (Continued)
2,548	Molina Healthcare, Inc.[2]	$835,030
		2,629,678
	Hotels, Restaurants & Leisure — 1.3%
32,660	International Game Technology PLC[3]	618,907
	Household Durables — 0.4%
4,337	PulteGroup, Inc.[1]	189,180
	Household Products — 0.7%
3,720	Church & Dwight Co., Inc.[1]	327,248
	Insurance — 4.4%
10,820	American International Group, Inc.[1]	560,151
9,920	Arch Capital Group, Ltd.[1,2]	440,448
11,640	Axis Capital Holdings, Ltd.[1]	587,704
14,880	Unum Group[1]	478,987
		2,067,290
	IT Services — 6.4%
8,000	Amdocs, Ltd.[1]	696,480
8,840	Cognizant Technology Solutions Corp. - Class A1	600,766
10,540	CSG Systems International, Inc.	687,735
16,560	Genpact, Ltd.	796,205
3,880	SS&C Technologies Holdings, Inc.	229,580
		3,010,766
	Leisure Product — 0.4%
2,160	Brunswick Corp.	173,059
	Life Sciences Tools & Services — 2.8%
20,620	Avantor, Inc.[2]	598,392
4,260	Medpace Holdings, Inc.[2]	722,198
		1,320,590
	Machinery — 2.0%
8,880	Hillenbrand, Inc.	410,256
6,720	Otis Worldwide Corp.[1]	525,302
		935,558
	Media — 5.3%
16,400	Comcast Corp. - Class A1	615,328
14,440	Fox Corp. - Class A	478,108
18,260	Interpublic Group of Cos., Inc. (The)	545,426
33,821	News Corp. - Class A	579,692
3,440	Omnicom Group, Inc.	240,250
		2,458,804
	Metals & Mining — 1.0%
2,546	Reliance Steel & Aluminum Co.[1]	484,376
	Multi-line Retail — 2.4%
31,100	Macy’s, Inc.	548,915
3,420	Target Corp.[1]	558,760
		1,107,675
	Oil, Gas & Consumable Fuels — 3.8%
21,720	HF Sinclair Corp.	1,038,651
8,020	Marathon Petroleum Corp.[1]	735,113
		1,773,764
See Notes to Schedules of Portfolio Investments
36

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Pharmaceuticals — 4.7%
10,160	Amphastar Pharmaceuticals, Inc.[2]	$379,882
17,360	Perrigo Co. PLC	726,863
13,360	Pfizer, Inc.[1]	674,814
13,580	Supernus Pharmaceuticals, Inc.[2]	431,165
		2,212,724
	Professional Services — 1.4%
1,700	ASGN, Inc.[1,2]	176,392
6,400	CBIZ, Inc.[2]	291,968
2,660	Robert Half International, Inc.[1]	210,512
		678,872
	Road & Rail — 1.7%
14,280	Knight-Swift Transportation Holdings, Inc.[1]	784,686
	Semiconductors & Semiconductor Equipment — 3.9%
20,940	Amkor Technology, Inc.	422,360
8,860	Diodes, Inc.[2]	720,938
10,020	FormFactor, Inc.[2]	356,311
5,180	ON Semiconductor Corp.[1,2]	345,921
		1,845,530
	Software — 6.7%
16,920	ACI Worldwide, Inc.[2]	482,728
24,560	Box, Inc. - Class A2	698,487
29,080	Dropbox, Inc. - Class A2	661,279
11,520	Progress Software Corp.	540,979
6,120	SPS Commerce, Inc.[2]	732,931
		3,116,404
	Specialty Retail — 2.9%
20,040	Foot Locker, Inc.	568,535
8,780	Sonic Automotive, Inc. - Class A	367,443
2,860	Williams-Sonoma, Inc.	413,041
		1,349,019
	Technology Hardware, Storage & Peripherals — 4.6%
25,120	HP, Inc.[1]	838,757
9,580	NetApp, Inc.[1]	683,341
22,540	Pure Storage, Inc. - Class A2	639,009
		2,161,107
	Textiles, Apparel & Luxury Goods — 1.5%
20,220	Tapestry, Inc.[1]	679,999
	Thrifts & Mortgage Finance — 1.8%
58,820	MGIC Investment Corp.	831,715
	Trading Companies & Distributors — 2.1%
12,000	Univar Solutions, Inc.[1,2]	324,480
5,260	WESCO International, Inc.[1,2]	672,438
		996,918
	TOTAL COMMON STOCKS (Cost $49,592,856)	60,038,257
See Notes to Schedules of Portfolio Investments
37

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
REPURCHASE AGREEMENT* — 0.1%
$32,997	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $32,999, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $33,500, coupon rate of 3.00%, due 07/15/25, market value of $33,670)	$32,997
	TOTAL REPURCHASE AGREEMENT (Cost $32,997)	32,997
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.3%
636,870	State Street Navigator Securities Lending Government Money Market Portfolio[4]	636,870
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $636,870)	636,870
TOTAL LONG INVESTMENTS (Cost $50,262,723)	129.6%	$60,708,124
COMMON STOCKS SOLD SHORT* — (28.4)%
	Aerospace & Defense — (1.6)%
(2,400)	Hexcel Corp.	(145,224)
(800)	L3Harris Technologies, Inc.	(191,976)
(2,020)	Mercury Systems, Inc.[2]	(119,200)
(2,040)	Raytheon Technologies Corp.	(190,149)
(1,100)	Woodward, Inc.	(115,170)
		(761,719)
	Air Freight & Logistics — (0.3)%
(700)	United Parcel Service, Inc. - Class B	(136,423)
	Auto Components — (0.3)%
(4,440)	Gentex Corp.	(125,297)
	Banks — (1.1)%
(1,000)	First Republic Bank	(162,710)
(3,500)	Glacier Bancorp, Inc.	(175,315)
(400)	SVB Financial Group[2]	(161,420)
		(499,445)
	Beverages — (1.0)%
(500)	Boston Beer Co., Inc. (The) Class A2	(190,215)
(400)	Constellation Brands, Inc. - Class A	(98,524)
(1,100)	PepsiCo, Inc.	(192,456)
		(481,195)
	Building Products — (0.7)%
(1,820)	AAON, Inc.	(109,509)
(1,100)	Advanced Drainage Systems, Inc.	(130,460)
(1,200)	Trex Co., Inc.[2]	(77,424)
		(317,393)
	Capital Markets — (0.3)%
(240)	MarketAxess Holdings, Inc.	(64,987)
(300)	Moody’s Corp.	(93,075)
		(158,062)
	Chemicals — (2.2)%
(800)	Air Products and Chemicals, Inc.	(198,584)
(1,100)	Ecolab, Inc.	(181,687)
(1,600)	International Flavors & Fragrances, Inc.	(198,480)
(1,120)	PPG Industries, Inc.	(144,805)
(2,080)	RPM International, Inc.	(188,032)
See Notes to Schedules of Portfolio Investments
38

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Chemicals — (Continued)
(1,380)	Scotts Miracle-Gro Co. (The)	$(122,751)
		(1,034,339)
	Commercial Services & Supplies — (1.1)%
(1,440)	MSA Safety, Inc.	(184,809)
(4,040)	Stericycle, Inc.[2]	(189,355)
(700)	Waste Management, Inc.	(115,192)
		(489,356)
	Communications Equipment — (0.7)%
(800)	F5, Inc.[2]	(133,888)
(900)	Motorola Solutions, Inc.	(214,731)
		(348,619)
	Construction & Engineering — (0.4)%
(1,500)	Quanta Services, Inc.	(208,095)
	Construction Materials — (0.4)%
(500)	Martin Marietta Materials, Inc.	(176,040)
	Containers & Packaging — (0.7)%
(1,620)	AptarGroup, Inc.	(174,571)
(1,800)	Ball Corp.	(132,156)
		(306,727)
	Diversified Consumer Services — (0.1)%
(634)	Bright Horizons Family Solutions, Inc.[2]	(59,387)
	Electric Utilities — (1.6)%
(4,220)	Avangrid, Inc.	(205,640)
(3,260)	Constellation Energy Corp.	(215,486)
(2,780)	FirstEnergy Corp.	(114,258)
(2,640)	Southern Co. (The)	(202,990)
		(738,374)
	Electrical Equipment — (0.9)%
(7,340)	Array Technologies, Inc.[2]	(123,679)
(600)	Hubbell, Inc., Class B	(131,412)
(600)	Rockwell Automation, Inc.	(153,168)
		(408,259)
	Electronic Equipment, Instruments & Components — (0.5)%
(1,980)	Cognex Corp.	(100,940)
(360)	Zebra Technologies Corp. - Class A2	(128,769)
		(229,709)
	Equity Real Estate Investment Trusts — (3.9)%
(1,000)	Alexandria Real Estate Equities, Inc.	(165,780)
(1,200)	Digital Realty Trust, Inc.	(158,940)
(5,500)	Equity Commonwealth[2]	(154,275)
(6,940)	Healthcare Realty Trust, Inc. REIT	(182,175)
(5,640)	Healthpeak Properties, Inc.	(155,833)
(3,300)	National Health Investors, Inc. REIT	(213,972)
(6,460)	Omega Healthcare Investors, Inc. REIT	(200,260)
(2,920)	Ventas, Inc.	(157,038)
(7,786)	Veris Residential, Inc.[2]	(108,615)
(6,260)	Vornado Realty Trust	(190,241)
(1,800)	Welltower, Inc. REIT	(155,412)
		(1,842,541)
See Notes to Schedules of Portfolio Investments
39

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Food Products — (1.1)%
(800)	J&J Snack Foods Corp.	$(108,408)
(1,680)	Lancaster Colony Corp.	(222,399)
(2,100)	McCormick & Co., Inc.	(183,435)
		(514,242)
	Health Care Equipment & Supplies — (0.2)%
(96)	Embecta Corp.[2]	(2,825)
(500)	Stryker Corp.	(107,375)
		(110,200)
	Hotels, Restaurants & Leisure — (1.1)%
(1,580)	Cracker Barrel Old Country Store, Inc.	(150,211)
(2,620)	Las Vegas Sands Corp.[2]	(98,748)
(1,880)	Papa John’s International, Inc.	(180,273)
(1,580)	Wynn Resorts, Ltd.[2]	(100,298)
		(529,530)
	Household Durables — (0.5)%
(5,320)	Leggett & Platt, Inc.	(210,885)
	Industrial Conglomerates — (0.6)%
(1,120)	3M Co.	(160,429)
(1,820)	General Electric Co.	(134,516)
		(294,945)
	Insurance — (2.2)%
(1,580)	Allstate Corp. (The)	(184,813)
(720)	Erie Indemnity Co. - Class A	(146,419)
(3,120)	First American Financial Corp.	(180,960)
(1,700)	Globe Life, Inc.	(171,241)
(3,860)	Kemper Corp.	(180,648)
(1,480)	Progressive Corp. (The)	(170,289)
		(1,034,370)
	Internet & Direct Marketing Retail — (0.2)%
(800)	Amazon.com, Inc.[2]	(107,960)
	Leisure Product — (0.5)%
(1,980)	Polaris Industries, Inc.	(232,214)
	Machinery — (0.7)%
(500)	Deere & Co.	(171,590)
(1,580)	Stanley Black & Decker, Inc.	(153,781)
		(325,371)
	Multi-Utilities — (0.4)%
(1,300)	DTE Energy Co.	(169,390)
	Professional Services — (0.4)%
(900)	Equifax, Inc.	(188,019)
	Road & Rail — (0.9)%
(380)	AMERCO	(204,090)
(900)	Union Pacific Corp.	(204,570)
		(408,660)
	Semiconductors & Semiconductor Equipment — (0.2)%
(1,300)	Wolfspeed, Inc.[2]	(108,290)
	Software — (0.7)%
(280)	ANSYS, Inc.[2]	(78,117)
See Notes to Schedules of Portfolio Investments
40

THE GLENMEDE FUND, INC.

Quantitative U.S. Total Market Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS SOLD SHORT* — (Continued)
	Software — (Continued)
(500)	Autodesk, Inc.[2]	$(108,160)
(400)	Tyler Technologies, Inc.[2]	(159,600)
		(345,877)
	Textiles, Apparel & Luxury Goods — (0.2)%
(1,660)	VF Corp.	(74,169)
	Water Utilities — (0.7)%
(3,660)	California Water Service Group	(219,893)
(2,180)	Essential Utilities, Inc.	(113,229)
		(333,122)
	TOTAL COMMON STOCKS SOLD SHORT (Proceeds $(14,719,508))	(13,308,224)
TOTAL SHORT INVESTMENTS (Proceeds $(14,719,508))	(28.4)%	$(13,308,224)
TOTAL INVESTMENTS (Cost $35,543,215)	101.2%	$47,399,900
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.2)	(581,017)
NET ASSETS	100.0%	$46,818,883

*	Percentages indicated are based on net assets.
[1]	All or portion of security pledged as collateral for securities sold short. The total market value of collateral is $16,007,374.
[2]	Non income-producing security.
[3]	Securities or partial securities on loan. See Note 1.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
41

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 99.1%
	Aerospace & Defense — 3.2%
72,157	Raytheon Technologies Corp.	$6,725,754
	Banks — 4.6%
34,917	JPMorgan Chase & Co.	4,028,025
33,910	PNC Financial Services Group, Inc. (The)	5,627,026
		9,655,051
	Beverages — 2.2%
26,993	PepsiCo, Inc.	4,722,695
	Biotechnology — 1.2%
11,983	Biogen, Inc.[1]	2,577,064
	Capital Markets — 1.7%
35,847	Northern Trust Corp.	3,576,814
	Chemicals — 1.6%
25,461	PPG Industries, Inc.	3,291,853
	Communications Equipment — 1.8%
83,592	Cisco Systems, Inc.	3,792,569
	Construction Materials — 2.4%
14,374	Martin Marietta Materials, Inc.	5,060,798
	Electrical Equipment — 2.8%
47,684	AMETEK, Inc.	5,888,974
	Electronic Equipment, Instruments & Components — 3.5%
96,712	Amphenol Corp. - Class A	7,459,397
	Health Care Equipment & Supplies — 3.5%
30,592	Abbott Laboratories	3,329,633
19,241	Stryker Corp.	4,132,005
		7,461,638
	Health Care Providers & Services — 2.9%
22,974	Laboratory Corp. of America Holdings	6,023,553
	Hotels, Restaurants & Leisure — 2.9%
3,189	Booking Holdings, Inc.[1]	6,172,915
	Household Products — 1.5%
22,744	Procter & Gamble Co. (The)	3,159,369
	Insurance — 2.6%
29,045	Chubb, Ltd.	5,479,049
	Interactive Media & Services — 7.0%
80,567	Alphabet, Inc. - Class C1	9,397,335
33,089	Meta Platforms, Inc. - Class A1	5,264,460
		14,661,795
	Internet & Direct Marketing Retail — 2.5%
39,378	Amazon.com, Inc.[1]	5,314,061
	IT Services — 10.8%
14,622	Accenture PLC - Class A	4,478,134
15,630	Gartner, Inc.[1]	4,149,452
37,797	Global Payments, Inc.	4,623,329
26,553	Mastercard, Inc. - Class A	9,394,186
		22,645,101
See Notes to Schedules of Portfolio Investments
42

THE GLENMEDE FUND, INC.

Strategic Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Life Sciences Tools & Services — 2.7%
15,441	Waters Corp.[1]	$5,620,987
	Machinery — 2.6%
18,704	Parker-Hannifin Corp.	5,407,139
	Media — 2.2%
125,770	Comcast Corp. - Class A	4,718,890
	Multi-line Retail — 2.3%
19,867	Dollar General Corp.	4,935,559
	Oil, Gas & Consumable Fuels — 3.5%
45,177	Chevron Corp.	7,399,089
	Pharmaceuticals — 6.9%
62,611	Bristol-Myers Squibb Co.	4,619,439
17,220	Eli Lilly & Co.	5,677,262
22,698	Zoetis, Inc.	4,143,520
		14,440,221
	Road & Rail — 1.7%
11,901	Old Dominion Freight Line, Inc.	3,612,073
	Software — 7.4%
7,275	Adobe, Inc.[1]	2,983,623
29,353	Microsoft Corp.	8,240,561
56,183	Oracle Corp.	4,373,285
		15,597,469
	Specialty Retail — 6.5%
14,193	Home Depot, Inc. (The)	4,271,241
49,102	Ross Stores, Inc.	3,990,029
13,846	Ulta Beauty, Inc.[1]	5,384,848
		13,646,118
	Technology Hardware, Storage & Peripherals — 4.6%
59,983	Apple, Inc.	9,747,837
	TOTAL COMMON STOCKS (Cost $105,174,928)	208,793,832
Face Amount
REPURCHASE AGREEMENT* — 0.6%
$1,275,085	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $1,275,133, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $1,294,100, coupon rate of 3.00%, due 07/15/25, market value of $1,300,671)	1,275,085
	TOTAL REPURCHASE AGREEMENT (Cost $1,275,085)	1,275,085
TOTAL INVESTMENTS (Cost $106,450,013)	99.7%	$210,068,917
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	688,299
NET ASSETS	100.0%	$210,757,216

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
See Notes to Schedules of Portfolio Investments
43

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 98.1%
	Air Freight & Logistics — 1.4%
206,375	Atlas Air Worldwide Holdings, Inc.[1,2]	$15,624,651
	Auto Components — 1.0%
83,236	LCI Industries	11,244,351
	Banks — 10.0%
324,911	Ameris Bancorp	15,365,041
280,222	BankUnited, Inc.	10,886,625
314,811	Cathay General Bancorp	13,127,619
1,411,545	FNB Corp.	16,882,078
340,806	Hancock Whitney Corp.	16,634,741
478,052	Simmons First National Corp. - Class A	11,353,735
916,872	Umpqua Holdings Corp.	16,146,116
169,587	Wintrust Financial Corp.	14,591,265
		114,987,220
	Biotechnology — 3.7%
505,391	Alkermes PLC[1]	12,938,009
356,332	Halozyme Therapeutics, Inc.[1]	17,424,635
1,074,702	Ironwood Pharmaceuticals, Inc.[1,2]	12,305,338
		42,667,982
	Building Products — 1.1%
142,313	Masonite International Corp.[1]	12,954,752
	Capital Markets — 3.0%
108,705	Evercore, Inc. - Class A	10,867,239
226,853	Stifel Financial Corp.	13,568,078
424,038	Virtu Financial, Inc. - Class A	9,892,806
		34,328,123
	Chemicals — 2.5%
173,291	Ingevity Corp.[1]	11,627,826
539,042	Valvoline, Inc.	17,367,933
		28,995,759
	Communications Equipment — 0.5%
101,050	Ciena Corp.[1]	5,214,180
	Construction & Engineering — 4.5%
203,485	Arcosa, Inc.	10,491,687
119,469	Dycom Industries, Inc.[1]	12,324,422
119,470	EMCOR Group, Inc.	13,902,724
184,582	MasTec, Inc.[1]	14,569,057
		51,287,890
	Containers & Packaging — 2.1%
604,420	Graphic Packaging Holding Co.	13,448,345
253,108	Silgan Holdings, Inc.	11,263,306
		24,711,651
	Diversified Consumer Services — 1.1%
489,486	Frontdoor, Inc.[1,2]	13,103,540
	Electric Utilities — 0.8%
188,518	Portland General Electric Co.	9,678,514
	Electrical Equipment — 0.8%
135,216	EnerSys	8,912,087
See Notes to Schedules of Portfolio Investments
44

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Electronic Equipment, Instruments & Components — 1.0%
827,600	TTM Technologies, Inc.[1]	$11,197,428
	Energy Equipment & Services — 1.0%
257,171	Helmerich & Payne, Inc.	11,907,017
	Equity Real Estate Investment Trusts — 4.6%
896,131	LXP Industrial Trust	9,830,557
513,309	Outfront Media, Inc.	9,475,684
868,029	Piedmont Office Realty Trust, Inc. - Class A	11,944,079
357,163	STAG Industrial, Inc.	11,707,803
964,135	Uniti Group, Inc.	9,612,426
		52,570,549
	Food & Staples Retailing — 1.0%
238,773	Performance Food Group Co.[1]	11,869,406
	Food Products — 1.8%
915,296	Hostess Brands, Inc.[1]	20,703,996
	Gas Utilities — 0.9%
233,941	New Jersey Resources Corp.	10,805,735
	Health Care Equipment & Supplies — 4.6%
108,008	CONMED Corp.	10,544,821
216,349	Merit Medical Systems, Inc.[1]	12,435,741
48,052	Mesa Laboratories, Inc.[2]	10,247,089
335,851	Neogen Corp.[1,2]	7,768,234
219,243	NuVasive, Inc.[1]	11,514,642
		52,510,527
	Health Care Providers & Services — 3.7%
158,330	AMN Healthcare Services, Inc.[1]	17,802,625
236,611	HealthEquity, Inc.[1]	13,763,662
444,339	R1 RCM, Inc.[1,2]	11,108,475
		42,674,762
	Health Care Technology — 2.5%
506,352	Certara, Inc.[1]	11,641,033
501,362	Evolent Health, Inc. - Class A1	17,041,294
		28,682,327
	Hotels, Restaurants & Leisure — 1.5%
316,911	Boyd Gaming Corp.	17,591,730
	Household Durables — 1.6%
333,454	La-Z-Boy, Inc.	9,293,363
492,305	Tri Pointe Homes, Inc.[1]	9,117,489
		18,410,852
	Household Products — 0.9%
348,158	Energizer Holdings, Inc.	10,281,106
	Insurance — 1.0%
219,763	Stewart Information Services Corp.	12,010,048
	Interactive Media & Services — 1.8%
453,445	Cargurus, Inc.[1,2]	11,014,179
118,156	Ziff Davis, Inc.[1]	9,675,795
		20,689,974
	IT Services — 1.0%
294,333	DigitalOcean Holdings, Inc.[1]	12,061,766
See Notes to Schedules of Portfolio Investments
45

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Leisure Product — 1.0%
222,154	YETI Holdings, Inc.[1]	$11,278,759
	Life Sciences Tools & Services — 2.4%
95,241	Medpace Holdings, Inc.[1]	16,146,207
1,162,795	NeoGenomics, Inc.[1]	11,767,485
		27,913,692
	Machinery — 1.3%
320,850	Hillenbrand, Inc.	14,823,270
	Media — 1.4%
84,024	Nexstar Media Group, Inc. - Class A	15,827,601
	Multi-line Retail — 0.5%
198,751	Kohl’s Corp.	5,791,604
	Oil, Gas & Consumable Fuels — 6.9%
990,917	CNX Resources Corp.[1]	17,113,137
325,838	Matador Resources Co.	18,826,920
210,612	PDC Energy, Inc.	13,835,102
408,547	SM Energy Co.	16,864,820
662,678	Talos Energy, Inc.[1]	12,557,748
		79,197,727
	Pharmaceuticals — 2.4%
187,212	Pacira BioSciences, Inc.[1]	10,588,711
283,302	Prestige Consumer Healthcare, Inc.[1]	17,085,943
		27,674,654
	Professional Services — 2.6%
144,414	ASGN, Inc.[1]	14,984,397
49,102	CACI International, Inc. - Class A1	14,843,043
		29,827,440
	Real Estate Management & Development — 2.1%
746,498	Cushman & Wakefield PLC[1,2]	12,541,166
549,247	Kennedy-Wilson Holdings, Inc.	11,347,443
		23,888,609
	Semiconductors & Semiconductor Equipment — 2.6%
214,252	Diodes, Inc.[1]	17,433,685
515,148	Rambus, Inc.[1,2]	13,022,942
		30,456,627
	Software — 4.0%
224,492	CommVault Systems, Inc.[1]	12,591,756
260,198	Progress Software Corp.[2]	12,218,898
96,102	SPS Commerce, Inc.[1]	11,509,176
205,323	Verint Systems, Inc.[1]	9,377,101
		45,696,931
	Specialty Retail — 2.3%
79,561	Asbury Automotive Group, Inc.[1]	13,655,850
472,661	Foot Locker, Inc.	13,409,393
		27,065,243
	Textiles, Apparel & Luxury Goods — 1.0%
321,703	Kontoor Brands, Inc.	11,742,160
	Thrifts & Mortgage Finance — 0.9%
478,914	Radian Group, Inc.	10,713,306
See Notes to Schedules of Portfolio Investments
46

THE GLENMEDE FUND, INC.

Small Cap Equity Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Trading Companies & Distributors — 5.3%
286,980	Beacon Roofing Supply, Inc.[1,2]	$17,224,540
187,734	Boise Cascade Co.	13,274,671
607,833	Univar Solutions, Inc.[1]	16,435,804
113,693	WESCO International, Inc.[1]	14,534,513
		61,469,528
	TOTAL COMMON STOCKS (Cost $852,760,524)	1,131,045,074
Face Amount
REPURCHASE AGREEMENT* — 1.8%
$20,578,358	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $20,579,130, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $20,883,900, coupon rate of 3.00%, due 07/15/25, market value of $20,989,948)	20,578,358
	TOTAL REPURCHASE AGREEMENT (Cost $20,578,358)	20,578,358
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 4.7%
53,896,285	State Street Navigator Securities Lending Government Money Market Portfolio[3]	53,896,285
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $53,896,285)	53,896,285
TOTAL INVESTMENTS (Cost $927,235,167)	104.6%	$1,205,519,717
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.6)	(53,282,426)
NET ASSETS	100.0%	$1,152,237,291

*	Percentages indicated are based on net assets.
[1]	Non income-producing security.
[2]	Securities or partial securities on loan. See Note 1.
[3]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
47

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — 96.8%
	Aerospace & Defense — 2.3%
5,460	Raytheon Technologies Corp.	$508,927
	Air Freight & Logistics — 1.9%
2,155	United Parcel Service, Inc. - Class B	419,988
	Banks — 2.3%
4,517	JPMorgan Chase & Co.	521,081
	Beverages — 2.8%
3,564	PepsiCo, Inc.	623,557
	Biotechnology — 2.3%
2,046	Amgen, Inc.	506,324
	Capital Markets — 5.5%
1,361	Ameriprise Financial, Inc.	367,361
427	BlackRock, Inc.	285,740
4,420	Charles Schwab Corp. (The)	305,201
2,750	Northern Trust Corp.	274,395
		1,232,697
	Chemicals — 3.1%
1,301	Air Products and Chemicals, Inc.	322,947
2,879	PPG Industries, Inc.	372,226
		695,173
	Communications Equipment — 1.6%
8,030	Cisco Systems, Inc.	364,321
	Distributors — 1.5%
2,104	Genuine Parts Co.	321,638
	Electrical Equipment — 3.4%
2,741	Eaton Corp. PLC	406,737
1,409	Rockwell Automation, Inc.	359,690
		766,427
	Electronic Equipment, Instruments & Components — 2.0%
3,325	TE Connectivity, Ltd.	444,652
	Food Products — 3.5%
2,006	Hershey Co. (The)	457,288
5,078	Mondelez International, Inc. - Class A	325,195
		782,483
	Gas Utilities — 1.9%
9,878	UGI Corp.	426,335
	Health Care Equipment & Supplies — 3.2%
3,507	Abbott Laboratories	381,702
3,641	Medtronic PLC	336,865
		718,567
	Health Care Providers & Services — 2.0%
3,211	Quest Diagnostics, Inc.	438,526
	Hotels, Restaurants & Leisure — 3.6%
2,000	McDonald’s Corp.	526,740
3,242	Starbucks Corp.	274,857
		801,597
	Household Products — 3.6%
5,084	Colgate-Palmolive Co.	400,314
See Notes to Schedules of Portfolio Investments
48

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Household Products — (Continued)
2,879	Procter & Gamble Co. (The)	$399,922
		800,236
	Insurance — 6.8%
6,196	Aflac, Inc.	355,031
3,354	Allstate Corp. (The)	392,317
1,331	Everest Re Group, Ltd.	347,857
6,244	Principal Financial Group, Inc.	417,973
		1,513,178
	IT Services — 5.3%
731	Accenture PLC - Class A	223,876
4,662	Fidelity National Information Services, Inc.	476,270
3,758	Paychex, Inc.	482,076
		1,182,222
	Machinery — 5.2%
1,609	Cummins, Inc.	356,088
1,439	Illinois Tool Works, Inc.	298,966
2,194	Snap-on, Inc.	491,566
		1,146,620
	Media — 3.5%
10,843	Comcast Corp. - Class A	406,829
12,574	Interpublic Group of Cos., Inc. (The)	375,586
		782,415
	Multi-Utilities — 3.5%
5,501	Dominion Energy, Inc.	450,972
2,552	DTE Energy Co.	332,526
		783,498
	Oil, Gas & Consumable Fuels — 4.4%
3,575	Chevron Corp.	585,514
4,452	Phillips 66	396,228
		981,742
	Pharmaceuticals — 9.2%
7,556	Bristol-Myers Squibb Co.	557,482
1,543	Eli Lilly & Co.	508,711
3,792	Johnson & Johnson	661,780
6,463	Pfizer, Inc.	326,446
		2,054,419
	Road & Rail — 2.1%
2,035	Union Pacific Corp.	462,556
	Semiconductors & Semiconductor Equipment — 2.9%
3,593	Texas Instruments, Inc.	642,752
	Software — 1.9%
5,556	Oracle Corp.	432,479
	Specialty Retail — 3.8%
1,707	Home Depot, Inc. (The)	513,704
4,018	Ross Stores, Inc.	326,503
		840,207
See Notes to Schedules of Portfolio Investments
49

THE GLENMEDE FUND, INC.

Equity Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Shares		Value
COMMON STOCKS* — (Continued)
	Technology Hardware, Storage & Peripherals — 1.7%
5,292	NetApp, Inc.	$377,478
	TOTAL COMMON STOCKS (Cost $15,943,254)	21,572,095
Face Amount
REPURCHASE AGREEMENT* — 3.1%
$692,342	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $692,368, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $702,700, coupon rate of 3.00%, due 07/15/25, market value of $706,268)	692,342
	TOTAL REPURCHASE AGREEMENT (Cost $692,342)	692,342
TOTAL INVESTMENTS (Cost $16,635,596)	99.9%	$22,264,437
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	22,276
NET ASSETS	100.0%	$22,286,713

*	Percentages indicated are based on net assets.
See Notes to Schedules of Portfolio Investments
50

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 3.9%
22,100	SPDR S&P 500 ETF Trust[1]	$9,104,979
30,000	Vanguard S&P 500 ETF[1]	11,363,700
	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,430,609)	20,468,679
Face Amount
U.S. TREASURY BILLS* — 19.7%
$50,500,000	U.S. Treasury Bill, 2.475% due 02/23/23[1]	49,729,166
54,000,000	U.S. Treasury Bill, 1.766% due 03/23/23[1]	53,067,218
	TOTAL U.S. TREASURY BILLS (Cost $103,220,391)	102,796,384
REPURCHASE AGREEMENT* — 3.4%
17,366,821	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $17,367,472, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $17,624,700, coupon rate of 3.00%, due 07/15/25, market value of $17,714,198)	17,366,821
	TOTAL REPURCHASE AGREEMENT (Cost $17,366,821)	17,366,821
TOTAL PURCHASED OPTIONS (Cost $1,048,885,834)	228.8%	1,192,232,880
TOTAL INVESTMENTS (Cost $1,175,903,655)	255.8%	$1,332,864,764
LIABILITIES IN EXCESS OF OTHER ASSETS	(155.8)	(811,785,708)
NET ASSETS[2]	100.0%	$521,079,056

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $2,120,292 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
51

THE GLENMEDE FUND, INC.

Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	09/16/22	USD	3,816	$1,576,118,664	$1,192,118,400	$1,047,055,825	$145,062,575
PUTS:
S&P 500 Index	OCC**	2,000.00	09/16/22	USD	3,816	1,576,118,664	114,480	1,830,009	(1,715,529)
TOTAL PURCHASED OPTIONS						$3,152,237,328	$1,192,232,880	$1,048,885,834	$143,347,046
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	09/16/22	USD	3,816	(1,576,118,664)	(811,968,480)	(668,847,379)	(143,121,101)
PUTS:
S&P 500 Index	OCC**	3,600.00	08/19/22	USD	54	(22,303,566)	(14,715)	(189,063)	174,348
S&P 500 Index	OCC**	3,900.00	08/19/22	USD	882	(364,291,578)	(1,358,280)	(11,107,079)	9,748,799
S&P 500 Index	OCC**	4,000.00	08/19/22	USD	238	(98,300,902)	(724,710)	(4,491,050)	3,766,340
S&P 500 Index	OCC**	1,000.00	09/16/22	USD	3,816	(1,576,118,664)	(28,620)	(207,922)	179,302
TOTAL PUTS						$(2,061,014,710)	$(2,126,325)	$(15,995,114)	$13,868,789
TOTAL WRITTEN OPTIONS						$(3,637,133,374)	$(814,094,805)	$(684,842,493)	$(129,252,312)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
52

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Shares		Value
EXCHANGE-TRADED FUNDS* — 19.6%
31,900	iShares MSCI EAFE ETF	$2,096,468
45,100	iShares MSCI Emerging Markets ETF	1,802,196
	TOTAL EXCHANGE-TRADED FUNDS (Cost $4,140,803)	3,898,664
Face Amount
U.S. TREASURY BILLS* — 24.3%
$2,500,000	U.S. Treasury Bill, 2.475% due 02/23/23[1]	2,461,840
2,400,000	U.S. Treasury Bill, 1.766% due 03/23/23[1]	2,358,543
	TOTAL U.S. TREASURY BILLS (Cost $4,838,415)	4,820,383
REPURCHASE AGREEMENT* — 2.1%
415,178	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $415,194, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $421,400, coupon rate of 3.00%, due 07/15/25, market value of $423,540)	415,178
	TOTAL REPURCHASE AGREEMENT (Cost $415,178)	415,178
TOTAL PURCHASED OPTIONS (Cost $28,731,295)	168.1%	33,430,010
TOTAL INVESTMENTS (Cost $38,125,691)	214.1%	$42,564,235
LIABILITIES IN EXCESS OF OTHER ASSETS	(114.1)	(22,679,893)
NET ASSETS[2]	100.0%	$19,884,342

*	Percentages indicated are based on net assets.
[1]	All or a portion of this security is held as collateral for written options.
[2]	Cash in the amount of $229,696 is held as collateral to secure the open written call and put options contracts.
See Notes to Schedules of Portfolio Investments
53

THE GLENMEDE FUND, INC.

Global Secured Options Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Description	Counterparty	Exercise Price/ FX Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value	Premiums Paid (Recieved by Fund)	Unrealized Appreciation/ (Depreciation)
PURCHASED OPTIONS
CALLS:
S&P 500 Index	OCC**	1,000.00	09/16/22	USD	107	$44,194,103	$33,426,800	$28,664,438	$4,762,362
PUTS:
S&P 500 Index	OCC**	2,000.00	09/16/22	USD	107	44,194,103	3,210	66,857	(63,647)
TOTAL PURCHASED OPTIONS						$88,388,206	$33,430,010	$28,731,295	$4,698,715
WRITTEN OPTIONS
CALLS:
S&P 500 Index	OCC**	2,000.00	09/16/22	USD	107	(44,194,103)	(22,767,460)	(18,075,098)	(4,692,362)
PUTS:
iShares MSCI Emerging Markets ETF	OCC**	39.00	08/19/22	USD	50	(199,800)	(2,075)	(6,475)	4,400
iShares MSCI Emerging Markets ETF	OCC**	40.00	08/19/22	USD	249	(995,004)	(19,671)	(46,640)	26,969
iShares MSCI Emerging Markets ETF	OCC**	42.00	08/19/22	USD	200	(799,200)	(40,500)	(69,899)	29,399
iShares MSCI EAFE ETF	OCC**	63.00	08/19/22	USD	50	(328,600)	(1,550)	(12,825)	11,275
iShares MSCI EAFE ETF	OCC**	65.00	08/19/22	USD	100	(657,200)	(6,950)	(50,799)	43,849
iShares MSCI EAFE ETF	OCC**	67.00	08/19/22	USD	90	(591,480)	(22,275)	(51,805)	29,530
Russell 2000 Index	OCC**	1,800.00	08/19/22	USD	10	(1,885,230)	(14,800)	(112,485)	97,685
S&P 500 Index	OCC**	3,600.00	08/19/22	USD	4	(1,652,116)	(1,090)	(13,991)	12,901
S&P 500 Index	OCC**	3,900.00	08/19/22	USD	12	(4,956,348)	(18,480)	(151,108)	132,628
S&P 500 Index	OCC**	4,000.00	08/19/22	USD	8	(3,304,232)	(24,360)	(150,725)	126,365
S&P 500 Index	OCC**	1,000.00	09/16/22	USD	107	(44,194,103)	(803)	(7,678)	6,875
TOTAL PUTS						$(59,563,313)	$(152,554)	$(674,430)	$521,876
TOTAL WRITTEN OPTIONS						$(103,757,416)	$(22,920,014)	$(18,749,528)	$(4,170,486)

**	The Options Clearing Corp
See Notes to Schedules of Portfolio Investments
54

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Face Amount		Value
AGENCY NOTES* — 13.5%
	Federal Home Loan Bank — 9.3%
$15,000,000	2.750% due 12/13/24	$14,923,289
7,000,000	0.375% due 9/23/25[1]	6,481,320
11,500,000	3.250% due 11/16/28[1]	11,800,470
		33,205,079
	Federal National Mortgage Association — 4.2%
11,000,000	2.625% due 9/6/24[1]	10,927,089
3,960,000	2.125% due 4/24/26[1]	3,861,022
		14,788,111
	TOTAL AGENCY NOTES (Cost $49,989,366)	47,993,190
MORTGAGE-BACKED SECURITIES*,2 — 31.9%
	Federal Home Loan Mortgage Corporation — 15.7%
3,514	# G13396, 5.500% due 12/1/23	3,521
26,966	# D78677, 8.000% due 3/1/27	27,194
46,096	# C00742, 6.500% due 4/1/29	48,785
1,477,637	# J38111, 3.000% due 12/1/32	1,480,162
12,042	# A68937, 6.000% due 11/1/37	12,658
137,965	# A69653, 5.500% due 12/1/37	147,735
170,172	# A73370, 5.000% due 2/1/38	180,786
130,932	# A90421, 4.500% due 12/1/39	136,510
41,311	# A92890, 4.500% due 7/1/40	42,244
524,801	# A97620, 4.500% due 3/1/41	547,017
830,546	# C03770, 3.500% due 2/1/42	839,631
431,260	# Q07651, 3.500% due 4/1/42	436,461
914,220	# Q41208, 3.500% due 6/1/46	919,651
3,660,117	# G08737, 3.000% due 12/1/46	3,580,343
1,290,234	# Q45735, 3.000% due 1/1/47	1,262,073
2,407,090	# Q46279, 3.500% due 2/1/47	2,416,131
2,468,717	# Q47596, 4.000% due 4/1/47	2,519,130
7,565,112	# RA3173, 3.000% due 7/1/50	7,319,802
11,756,352	# SD8152, 3.000% due 6/1/51	11,355,874
7,857,856	# SD8196, 3.500% due 2/1/52	7,785,782
15,195,526	# SD8201, 3.000% due 3/1/52	14,646,665
		55,708,155
	Federal National Mortgage Association — 16.1%
200	# 125275, 7.000% due 3/1/24	202
158,999	# AH6827, 4.000% due 3/1/26	161,916
144,990	# AI1657, 4.000% due 4/1/26	147,557
281,226	# AB3900, 3.000% due 11/1/26	281,807
12,686	# 373328, 8.000% due 3/1/27	12,703
456,396	# AK4751, 3.000% due 4/1/27	456,078
6,930	# 390895, 8.000% due 6/1/27	6,975
811,700	# AO0533, 3.000% due 6/1/27	813,383
23,866	# 397602, 8.000% due 8/1/27	24,030
2,597	# 252806, 7.500% due 10/1/29	2,834
136	# 523497, 7.500% due 11/1/29	143
1,787,739	# BC2462, 3.000% due 2/1/31	1,787,542
814	# 588945, 7.000% due 6/1/31	841
3,773,180	# AS7429, 2.500% due 6/1/31	3,720,662
33,825	# 607862, 7.000% due 9/1/31	34,982
1,704	# 656872, 6.500% due 8/1/32	1,786
2,433,034	# MA3391, 3.000% due 6/1/33	2,438,161
84,804	# 789856, 6.000% due 8/1/34	89,513
21,829	# 829202, 5.000% due 7/1/35	22,941
See Notes to Schedules of Portfolio Investments
55

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MORTGAGE-BACKED SECURITIES*,2 — (Continued)
	Federal National Mortgage Association — (Continued)
$56,863	# 826586, 5.000% due 8/1/35	$60,366
15,284	# 256216, 7.000% due 4/1/36	16,803
42,745	# 898412, 5.000% due 10/1/36	43,980
6,189	# 910894, 5.000% due 2/1/37	6,364
14,537	# 912456, 6.500% due 3/1/37	15,277
177,869	# 973241, 5.000% due 3/1/38	188,767
45,388	# 975593, 5.000% due 6/1/38	47,768
72,889	# 257573, 5.500% due 2/1/39	78,260
179,724	# AD7128, 4.500% due 7/1/40	186,519
8,833,297	# MA4152, 2.000% due 10/1/40	8,183,730
1,810,578	# AH1568, 4.500% due 12/1/40	1,885,564
752,311	# AH6991, 4.000% due 1/1/41	774,568
473,403	# AH4004, 4.500% due 3/1/41	493,967
440,728	# AH8351, 4.000% due 3/1/41	453,773
481,586	# AJ1315, 4.000% due 9/1/41	494,712
612,266	# AI8779, 4.000% due 11/1/41	630,411
827,612	# AJ5958, 4.000% due 12/1/41	852,143
274,327	# AK5070, 3.500% due 3/1/42	276,529
1,226,717	# AK5426, 3.500% due 3/1/42	1,238,960
3,331,087	# AT7682, 3.500% due 6/1/43	3,366,265
1,543,525	# AS6326, 3.500% due 12/1/45	1,551,294
1,207,662	# AS6881, 3.500% due 3/1/46	1,213,734
1,617,130	# BC0960, 4.000% due 6/1/46	1,654,164
911,863	# AS8966, 4.000% due 3/1/47	931,497
1,299,676	# AS9988, 4.500% due 7/1/47	1,338,887
1,608,985	# MA3210, 3.500% due 12/1/47	1,611,303
1,290,238	# BJ9251, 3.500% due 6/1/48	1,289,921
5,193,232	# FM3727, 3.000% due 7/1/50	5,026,598
5,394,947	# BQ2863, 2.500% due 9/1/50	5,044,960
9,096,383	# CA7231, 2.500% due 10/1/50	8,511,668
		57,472,808
	Government National Mortgage Association — 0.1%
8,293	# 476259, 7.000% due 8/15/28	8,308
2,070	# 485264, 7.500% due 2/15/31	2,074
6,247	# 559304, 7.000% due 9/15/31	6,287
116,892	# 651859, 5.000% due 6/15/36	123,286
81,723	# 782150, 5.500% due 4/15/37	89,386
13,201	# 662521, 6.000% due 8/15/37	14,244
19,218	# 677545, 6.000% due 11/15/37	20,210
19,973	# 676291, 6.000% due 12/15/37	21,008
19,186	# 685836, 5.500% due 4/15/38	20,047
150,978	# 698235, 5.000% due 6/15/39	159,517
		464,367
	TOTAL MORTGAGE-BACKED SECURITIES (Cost $120,586,448)	113,645,330
CORPORATE NOTES* — 22.4%
	Banking — 4.8%
5,000,000	Bank of America Corp., (3M USD LIBOR * 1.51 + 3.71%), 3.705% due 4/24/28[3]	4,869,907
6,000,000	JPMorgan Chase & Co., (3M USD LIBOR * 0.95 + 3.51%), 3.509% due 1/23/29[3]	5,744,789
6,500,000	PNC Bank NA, 3.250% due 6/1/25	6,448,974
		17,063,670
See Notes to Schedules of Portfolio Investments
56

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — (Continued)
	Beverages, Food & Tobacco — 2.7%
$10,000,000	Archer-Daniels-Midland Co., 3.250% due 3/27/30	$9,721,697
	Computer Software & Processing — 2.4%
1,000,000	Alphabet, Inc., 2.050% due 8/15/50	712,637
8,000,000	Microsoft Corp., 3.450% due 8/8/36	7,975,443
		8,688,080
	Electric Utilities — 1.1%
4,140,000	DTE Electric Co., 4.300% due 7/1/44	4,006,637
	Electronics — 2.1%
4,000,000	Emerson Electric Co., 1.800% due 10/15/27	3,701,205
4,000,000	QUALCOMM, Inc., 1.300% due 5/20/28	3,570,542
		7,271,747
	Heavy Machinery — 2.4%
4,000,000	Caterpillar, Inc., 2.600% due 4/9/30	3,764,605
4,750,000	John Deere Capital Corp., 0.700% due 7/5/23	4,640,807
		8,405,412
	Insurance — 2.6%
5,100,000	Aflac, Inc., 2.875% due 10/15/26	4,981,884
4,000,000	MetLife, Inc., 4.550% due 3/23/30	4,136,951
		9,118,835
	Media - Broadcasting & Publishing — 1.9%
7,000,000	Comcast Corp., 3.150% due 2/15/28	6,848,686
	Pharmaceuticals — 2.4%
5,000,000	Johnson & Johnson, 2.450% due 9/1/60	3,605,236
5,000,000	Merck & Co., Inc., 2.750% due 2/10/25	4,957,878
		8,563,114
	TOTAL CORPORATE NOTES (Cost $85,405,748)	79,687,878
U.S. TREASURY NOTES/BONDS* — 29.3%
4,000,000	U.S. Treasury Bonds, 6.625% due 2/15/27	4,651,406
7,000,000	U.S. Treasury Bonds, 3.500% due 2/15/39	7,575,313
4,000,000	U.S. Treasury Bonds, 3.125% due 11/15/41	3,948,438
10,000,000	U.S. Treasury Bonds, 3.250% due 5/15/42	10,010,937
9,000,000	U.S. Treasury Bonds, 3.750% due 11/15/43	9,629,648
See Notes to Schedules of Portfolio Investments
57

THE GLENMEDE FUND, INC.

Core Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Face Amount		Value
U.S. TREASURY NOTES/BONDS* — (Continued)
$10,000,000	U.S. Treasury Bonds, 2.250% due 8/15/46	$8,239,063
3,000,000	U.S. Treasury Bonds, 3.000% due 5/15/47	2,860,195
9,000,000	U.S. Treasury Notes, 2.875% due 5/31/25	9,004,219
10,000,000	U.S. Treasury Notes, 1.875% due 7/31/26	9,668,359
6,000,000	U.S. Treasury Notes, 2.250% due 8/15/27	5,863,125
5,000,000	U.S. Treasury Notes, 3.125% due 11/15/28	5,109,570
8,000,000	U.S. Treasury Notes, 2.750% due 5/31/29	8,015,000
10,000,000	U.S. Treasury Notes, 3.250% due 6/30/29	10,340,625
10,000,000	U.S. Treasury Notes, 1.875% due 2/15/32	9,334,375
	TOTAL U.S. TREASURY NOTES/BONDS (Cost $109,651,764)	104,250,273
REPURCHASE AGREEMENT* — 2.3%
8,408,809	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $8,409,124, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $8,533,700, coupon rate of 3.00%, due 07/15/25, market value of $8,577,034)	8,408,809
	TOTAL REPURCHASE AGREEMENT (Cost $8,408,809)	8,408,809
Shares
INVESTMENT OF SECURITY LENDING COLLATERAL* — 1.6%
5,872,588	State Street Navigator Securities Lending Government Money Market Portfolio[4]	5,872,588
	TOTAL INVESTMENT OF SECURITY LENDING COLLATERAL (Cost $5,872,588)	5,872,588
TOTAL INVESTMENTS (Cost $379,914,723)	101.0%	$359,858,068
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.0)	(3,606,002)
NET ASSETS	100.0%	$356,252,066

*	Percentages indicated are based on net assets.
[1]	Securities or partial securities on loan. See Note 1.
[2]	Represents current face amount at July 31, 2022.
[3]	Floating Rate Bond. Rate shown is as of July 31, 2022.
[4]	Represents an investment of securities lending cash collateral.
See Notes to Schedules of Portfolio Investments
58

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — 93.7%
	Alabama — 1.7%
$150,000	Black Belt Energy Gas District, AL, Revenue Bonds, Series D1, 4.000% due 12/1/24	$154,694
225,000	City of Birmingham, AL, General Obligation Limited, Prerefunded 09/01/25 @100, 5.000% due 3/1/45	246,893
230,000	City of Homewood, AL, General Obligation Unlimited, Warrants, Refunding, 5.000% due 9/1/26	258,799
200,000	County of Mobile, AL, General Obligation Unlimited, Warrants, Refunding, Series B, 5.000% due 8/1/26	224,586
100,000	Southeast Energy Authority, AL, Cooperative District, Project No.1, Revenue Bonds, Series A, 4.000% due 10/1/23	101,529
		986,501
	Arizona — 1.1%
200,000	City of Phoenix, AZ, Civic Improvement Corp, Revenue Bonds, Series A, 5.000% due 7/1/26	216,639
250,000	City of Phoenix, AZ, Civic Improvement Corp., Junior Line Airport, Revenue Bonds, AMT, Series B, 5.000% due 7/1/23	256,934
175,000	City of Yuma, AZ, Revenue Bonds, Refunding, 4.000% due 7/1/23	178,758
		652,331
	California — 9.3%
320,000	California Health Facilities Financing Authority, Revenue Bonds, Series A, Prerefunded 11/15/25 @ 100, 3.250% due 11/15/36	335,236
400,000	California Infrastructure and Economic Development Bank, Revenue Bonds, Refunding, 4.000% due 4/1/26	430,791
300,000	California State, General Obligation Unlimited, Refunding, 5.000% due 4/1/24	316,786
350,000	City and County of San Francisco, CA, Airport Comm-San Francisco International Airport, Revenue Bonds, Series A, 5.000% due 5/1/25	378,237
500,000	City and County of San Francisco, CA, Public Utilities Commission Wastewater Revenue, Revenue Bonds, Series B, 5.000% due 10/1/26	564,818
315,000	City and County of San Francisco, CA, San Francisco Unified School District, General Obligation Unlimited, Proposition A, Series F&C, 5.000% due 6/15/26	333,772
350,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, AMT, Series D, 5.000% due 5/15/23	358,662
500,000	City of Los Angeles, CA, Department of Airports, Revenue Bonds, Refunding, AMT, Series A, 5.000% due 5/15/25	538,029
500,000	City of Los Angeles, CA, Revenue Notes, 4.000% due 6/29/23	511,418
305,000	City of San Francisco, CA, Public Utilities Commission Water Revenue, Revenue Bonds, Refunding, 5.000% due 11/1/26	345,246
210,000	East Bay, CA, Municipal Utility District Water System Revenue, Revenue Bonds, Refunding, Series B-2, 5.000% due 6/1/26	236,183
200,000	Foothill-De Anza Community College District, CA, General Obligation Unlimited, Refunding Bonds, 4.000% due 8/1/25	212,864
450,000	Golden State, CA, Tobacco Securitization Corp, Revenue Bonds, Taxable Refunding, (State Appropriations), 1.400% due 6/1/25	422,111
280,000	Los Angeles, CA, Unified School District, General Obligation Unlimited, Refunding, Series A, 5.000% due 7/1/26	314,232
180,000	Santa Barbara, CA, Unified School District, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/25	196,863
		5,495,248
See Notes to Schedules of Portfolio Investments
59

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — 1.7%
$200,000	City and County of Denver, CO, Airport System Revenue, Revenue Bonds, Refunding, Series D, 5.000% due 11/15/31[1]	$201,785
80,000	Colorado Housing and Finance Authority, Revenue Bonds, AMT, Class 1 Bonds, Series A (GNMA Insured), 1.400% due 11/1/22	79,911
750,000	E-470 Public Highway Authority, CO, Revenue Bonds, Variable Refunding, Series B, (SOFR*0.67+0.35%), 1.878% due 9/1/39[2]	743,899
		1,025,595
	Connecticut — 4.0%
750,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series 2014A, 1.100% due 7/1/48[1]	745,990
500,000	State of Connecticut, General Obligation Unlimited, Series D, 5.000% due 9/15/26	561,020
500,000	State of Connecticut, Special Tax Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 1/1/23	507,182
250,000	University of Connecticut, Revenue Bonds, Refunding, Series A, 5.000% due 11/15/23	252,612
250,000	University of Connecticut, Revenue Bonds, Series A, 5.000% due 8/15/26	258,041
		2,324,845
	Delaware — 0.4%
250,000	Delaware River and Bay Authority, DE, Revenue Bonds, Refunding, 5.000% due 1/1/24[3]	260,014
	District Of Columbia — 2.7%
480,000	District of Columbia, Revenue Bonds, Series A, 5.000% due 3/1/25	519,630
1,000,000	Metropolitan Washington, DC, Airports Authority Aviation Revenue , Revenue Bonds, AMT, Refunding, Series A, 5.000% due 10/1/24	1,060,934
		1,580,564
	Florida — 8.9%
275,000	Central Florida Expressway Authority Senior Line, Revenue Bonds, Series A, 5.000% due 7/1/23	283,695
335,000	County of Broward, FL, Airport System Revenue, Revenue Bonds, AMT, Series A, Prerefunded 10/01/23 @ 100, 5.250% due 10/1/27	348,504
500,000	County of Broward, FL, Port Facilities Revenue, Revenue Bonds, AMT, Refunding, Subordinate Bond, Series D, 5.000% due 9/1/24	529,076
200,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, 5.000% due 10/1/23	207,112
250,000	County of Miami-Dade, FL, Aviation Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/25	272,259
955,000	County of Miami-Dade, FL, Seaport Department, Revenue Bonds, Prerefunded, Series A, 5.500% due 10/1/25	997,934
175,000	Florida Department of Management Services, Certificate of Participation, Series A, 5.000% due 11/1/25	192,627
250,000	Hillsborough County, FL, School Board, Master Lease Program,Certificate Participation, Refunding, 5.000% due 7/1/26	275,281
385,000	Hillsborough County, FL, School Board, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 10/1/23	399,643
390,000	Manatee County, FL, Port Authority, Revenue Bonds,Taxable Refunding, 0.619% due 10/1/24	369,064
500,000	Orange County, FL, School Board, Certificate of Participation, Refunding, 5.000% due 8/1/26	558,390
See Notes to Schedules of Portfolio Investments
60

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$535,000	Orlando, FL, Utilities Commission, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/23	$556,170
245,000	School District of Broward County, FL, Certificate Participation, Refunding, (BAM-TCRS Insured), 5.000% due 7/1/23	252,451
		5,242,206
	Georgia — 0.2%
105,000	Georgia Municipal Electric Authority, Project No.1, Revenue Bonds, Taxable Refunding, Series B, 1.421% due 1/1/25	98,903
	Illinois — 6.9%
250,000	City of Chicago, IL, General Obligation Unlimited, Refunding, Series A, 5.000% due 1/1/24	257,874
300,000	Cook County, IL, School District No. 100 South Berwyn, General Obligation Unlimited, Refunding, (BAM Insured), 4.000% due 12/1/23	308,530
500,000	County of Cook, IL, General Obligation Unlimited, Refunding, Series B, 4.000% due 11/15/23	514,880
500,000	DeKalb County, IL, Community Unit School District No. 428 DeKalb, General Obligation Unlimited, Refunding, 5.000% due 1/1/24	522,759
150,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Centre, Series A, 5.000% due 11/15/23	156,032
225,000	Illinois State Toll Highway Authority, Revenue Bonds, Refunding, Series D, 5.000% due 1/1/23	228,308
255,000	McHenry County, IL, Conservation District, General Obligation Unlimited, Refunding, 5.000% due 2/1/24	267,167
500,000	State of Illinois, General Obligation Unlimited, Refunding, Series C, 4.000% due 3/1/24	515,053
	State of Illinois, General Obligation Unlimited, Series A:
350,000	5.000% due 12/1/24	371,377
400,000	5.000% due 3/1/25	426,288
500,000	State of Illinois, Sales Tax Revenue, Revenue Bonds, Series B, 0.941% due 6/15/24	473,216
		4,041,484
	Indiana — 0.5%
250,000	Hanover Middle School Building Corp, IN, Redunding and Improvement Bonds, Revenue Bonds, Refunding, (State Intercept Program), Series A, 5.000% due 1/15/26	275,382
	Kansas — 0.7%
375,000	Wyandotte County-Kansas City, KS, Unified Government, General Obligation Unlimited, Series A, (AGMC Insured), 4.000% due 8/1/24	391,183
	Kentucky — 2.4%
435,000	Kentucky Public Energy Authority, Revenue Bonds, Series A, 4.000% due 4/1/48[1]	443,514
185,000	Kentucky State Property and Building Commission, Revenue Bonds, Refunding, Project No. 108, Series B, 5.000% due 8/1/24	195,698
285,000	Kentucky State Property and Building Commission, Revenue Bonds, Refunding, Project No. 112, Series B, (State Appropriations), 5.000% due 11/1/24	303,237
	Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Revenue Bonds, Refunding, Series A:
300,000	5.000% due 10/1/23	310,280
125,000	5.000% due 10/1/24	132,235
		1,384,964
See Notes to Schedules of Portfolio Investments
61

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Louisiana — 0.5%
$250,000	Jefferson Parish, LA, Consolidated Waterworks District No 2, Revenue Bonds, Refunding, (BAM Insured), 4.000% due 2/1/26	$266,829
	Maryland — 0.9%
500,000	State of Maryland, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/24	533,278
	Michigan — 4.1%
500,000	Eaton Rapids Public Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/25	527,998
500,000	Hazel Park, MI, School District, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/24	517,696
425,000	Maple Valley Schools, MI, General Obligation Unlimited, Refunding (QSBLF Insured), 4.000% due 5/1/23	432,396
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 5/15/23	205,045
200,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series MI-1, 5.000% due 12/1/23	208,897
500,000	Michigan Finance Authority, Revenue Bonds, Series 2019B, 3.500% due 11/15/44[1]	501,875
		2,393,907
	Minnesota — 0.9%
500,000	Minneapolis-St Paul, MN, Metropolitan Airports Commission, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 1/1/25	532,214
	Mississippi — 0.4%
250,000	Mississippi Development Bank, Jackson Public School District, Revenue Bond, General Obligation (BAM Insured), 5.000% due 10/1/24	266,494
	Nebraska — 0.8%
400,000	City of Lincoln, NE, Electric System Revenue, Revenue Bonds, Refunding, 5.000% due 9/1/26	448,242
	Nevada — 1.0%
210,000	Clark County, NV, School District, General Obligation Limited, Refunding, Series A, 5.000% due 6/15/24	222,514
240,000	Clark County, NV, School District, General Obligation Limited, Series D, 5.000% due 6/15/24	254,302
125,000	State of Nevada, General Obligation Limited, Refunding, Series H1, 5.000% due 6/1/24	128,596
		605,412
	New Jersey — 3.4%
300,000	Maple Shade Township, NJ, School District, General Obligation Unlimited, Refunding, (SBRF Insured), 5.000% due 10/1/25	327,964
195,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series B, 4.000% due 11/1/25	203,900
200,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series II, 5.000% due 3/1/23	200,813
375,000	New Jersey Economic Development Authority, State Government Building Project, Revenue Bonds, Series A, 5.000% due 6/15/25	402,331
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.000% due 6/15/24	527,142
155,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, 4.000% due 12/15/23	159,226
See Notes to Schedules of Portfolio Investments
62

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$180,000	New Jersey Turnpike Authority, Revenue Bonds, Series B, 5.000% due 1/1/23	$182,525
		2,003,901
	New Mexico — 0.6%
335,000	State of New Mexico, Severance Tax Permanent Fund, Revenue Bonds, Refunding, Series B, 4.000% due 7/1/24	350,089
	New York — 7.5%
425,000	Long Island Power Authority, NY, Revenue Bonds, 5.000% due 9/1/26	476,257
615,000	New York City, NY, General Obligation Unlimited, Refunding, Series B, 5.000% due 8/1/23	636,270
300,000	New York City, NY, General Obligation Unlimited, Refunding, Series C, 5.000% due 8/1/25	328,289
185,000	New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series D-S, 5.000% due 11/1/26	208,522
	New York State Dormitory Authority, Personal Income Tax, Revenue Bonds, Refunding, Series A, Escrowed to Maturity:
125,000	4.000% due 12/15/22	126,222
250,000	5.000% due 3/15/24	263,829
225,000	New York State Dormitory Authority, Revenue Bonds, Refunding, Series A, Escrowed to Maturity, 5.000% due 3/15/24	237,446
	New York State Dormitory Authority, Sales Tax Revenue, Revenue Bonds, Series 2015B-A:
210,000	5.000% due 3/15/23	214,614
150,000	5.000% due 3/15/24	158,013
200,000	Port Authority of New York & New Jersey, Revenue Bonds, AMT, Refunding, Series 226, 5.000% due 10/15/23	206,897
500,000	Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Series 231, 5.000% due 8/1/27	559,663
150,000	Port Authority of New York & New Jersey, Revenue Bonds, Series 179, 5.000% due 12/1/26	156,308
335,000	Sales Tax Asset Receivable Corp, NY, Revenue Bonds, Series A, Prerefunded 10/15/24 @ 100, 4.000% due 10/15/32	351,930
440,000	Triborough Bridge and Tunnel Authority, NY, General Revenue Bonds, Refunding, Series A, 5.000% due 11/15/24	472,485
		4,396,745
	North Carolina — 0.4%
250,000	City of Charlotte, NC, General Obligation Unlimited, Series A, 5.000% due 6/1/24	265,223
	Ohio — 3.6%
	City of Akron, OH, Income Tax Revenue, Revenue Bonds:
355,000	4.000% due 12/1/22	357,974
360,000	4.000% due 12/1/23	371,296
325,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, 5.000% due 10/1/23	337,285
265,000	Oxford, OH, Miami University, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/24	281,861
390,000	State of Ohio, General Obligation Unlimited, Series C, 5.000% due 3/1/24	410,875
340,000	State of Ohio, Hospital Facilities Revenue, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/26	374,882
		2,134,173
See Notes to Schedules of Portfolio Investments
63

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Oregon — 0.3%
$195,000	Washington Clackamas & Yamhill Counties, OR, School District No. 88J, General Obligation Unlimited, Refunding, (School Bond Guaranty) , 5.000% due 6/15/24	$206,992
	Pennsylvania — 11.8%
500,000	Allegheny County, PA, Higher Education Building Authority, Revenue Bonds, (SOFR*0.70+0.29%), 1.886% due 2/1/33[2]	484,214
	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding, University of Pittsburgh Medical Center, Series A:
300,000	5.000% due 7/15/23	308,716
325,000	5.000% due 7/15/25	350,746
250,000	Allegheny County, PA, Sanitary Authority, Revenue Bonds, Refunding, (AGMC Insured), 5.000% due 12/1/25	275,680
215,000	Bensalem Township, PA, School District, General Obligation Limited, Taxable Refunding (State Aid Withholding), 1.972% due 6/1/24	209,802
160,000	Bensalem Township, PA, School District, General Obligation Limited, Taxable Refunding, Series B (State Aid Withholding), 1.917% due 6/1/23	158,182
515,000	City of Philadelphia, PA, Airport Revenue, Revenue Bonds, AMT, Refunding, Series B, 5.000% due 7/1/24	540,877
500,000	City of Philadelphia, PA, General Obligation Unlimited, Series A, 5.000% due 5/1/26	553,051
125,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, 5.000% due 11/1/26	137,613
750,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, Series B, 5.000% due 11/1/24	802,267
400,000	Lehigh Country, PA, General Purpose Hospital, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/23	410,910
425,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, Thomas Jefferson University Project, 5.000% due 9/1/23	438,585
100,000	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding, Waverly Heights Ltd. Project, 4.000% due 12/1/22	100,618
400,000	New Castle Area, PA, School District, General Obligation Limited, Refunding, (BAM Insured, State Aid withholding), 3.000% due 3/1/23	403,069
500,000	Pennsbury Country, PA, School District, General Obligation Limited, Refunding (State Aid Withholding), 4.000% due 8/1/25	531,422
190,000	Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Series A-2, 5.000% due 12/1/24	204,010
525,000	Pennsylvania Turnpike Commission, Revenue Bonds, Refunding, Series B, 4.000% due 12/1/23	541,826
200,000	Philadelphia, PA, School District, General Obligation Limited, Series A (State Aid Withholding), 5.000% due 9/1/23	206,764
105,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Prerefunded, Series A, Escrowed to Maturity, 5.000% due 12/1/23	109,600
195,000	Pittsburgh, PA, Public Parking Authority, Revenue Bonds, Unrefunded, Series A, Unrefunded portion, 5.000% due 12/1/23	202,440
		6,970,392
	South Carolina — 0.8%
250,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/24	265,306
200,000	South Carolina Public Service Authority, Revenue Bonds, Series B, 5.000% due 12/1/24	212,245
		477,551
See Notes to Schedules of Portfolio Investments
64

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Tennessee — 0.8%
$200,000	County of Maury, TN, General Obligation Unlimited, Refunding, 5.000% due 4/1/25	$216,998
250,000	Memphis-Shelby County, TN, Airport Authority, Revenue Bonds, Refunding, Series C, 5.000% due 7/1/23	256,588
		473,586
	Texas — 8.6%
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Series A, (PSF Guaranteed):
325,000	5.000% due 8/15/22	325,397
310,000	5.000% due 8/15/23	320,694
100,000	Central Texas Regional Mobility Authority, Revenue Bonds, Taxable Refunding, Series C, 1.345% due 1/1/24	97,060
500,000	City of Dallas, TX, Fort Worth International Airport, Revenue Bonds, Refunding, Series A, 5.000% due 11/1/24	534,959
260,000	City of Grand Prairie, TX, Sales and USE Tax, Revenue Bonds, 3.000% due 2/15/24	264,140
170,000	City of Houston, TX, Airport System Revenue, Revenue Bonds, AMT, Refunding, Series C, 5.000% due 7/1/24	178,869
400,000	Glen Rose, TX, Independent School District Unlimited, General Obligation Unlimited, Refunding Bonds, Series 2020, (PSF Guaranteed), 5.000% due 8/15/24	426,107
170,000	Harris County, TX, Toll Road Authority, Revenue Bonds, Refunding, Series A, 5.000% due 8/15/22	170,216
225,000	Houston, TX, Community College system, General Obligation Limited, 5.000% due 2/15/23	229,204
1,000,000	Lower Colorado River Authority, TX, Revenue Bonds, Refunding, Series 2022, 5.000% due 5/15/24	1,057,168
230,000	North Texas Municipal Water District, Revenue Bonds, Refunding and Improvement Bonds, 5.000% due 6/1/24	244,091
555,000	North Texas Tollway Authority, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/23	562,647
200,000	Pleasanton, TX, Independent School District, General Obligation Unlimited, (PSF Guaranteed), 5.000% due 8/15/23	207,026
400,000	Sunnyvale, TX, Independent School District, General Obligation Unlimited, Refunding, Series A, (PSF Guaranteed), 5.000% due 2/15/24	420,537
		5,038,115
	Virginia — 2.6%
200,000	County of Fairfax, VA, General Obligation Unlimited, Series A (State Aid Withholding), 4.000% due 10/1/23	205,734
250,000	Greater Richmond, VA, Convention Center Authority, Revenue Bonds, Refunding, 5.000% due 6/15/23	257,271
1,000,000	Loudoun County, VA, General Obligation Unlimited, Refunding, Series B, (State Aid Withholding), 5.000% due 12/1/23[3]	1,041,264
		1,504,269
	Washington — 1.7%
425,000	Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, Series S-1, Prerefunded 11/01/22 @ 100, 5.000% due 11/1/25	428,787
350,000	Chelan County, WA, Public Utility District No 1, Revenue Bonds, Refunding, Series A, (NPFG Insured), 0.000% due 6/1/23[4]	344,436
125,000	Lewis County, WA, Public Utility District No 1, Revenue Bonds, Refunding, 5.000% due 10/1/22	125,748
120,000	Port of Seattle, WA, Revenue Bonds, Refunding, Series A, 5.000% due 8/1/25	120,170
		1,019,141
See Notes to Schedules of Portfolio Investments
65

THE GLENMEDE FUND, INC.

Short Term Tax Aware Fixed Income Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — 1.8%
$215,000	City of Eau Claire, WI, General Obligation Unlimited, Refunding, Series D, 1.400% due 4/1/24	$213,588
300,000	City of Milwaukee, WI, General Obligation Unlimited, Refunding, Series N-4, 5.000% due 4/1/25	323,703
	Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding:
250,000	5.000% due 11/15/23	259,923
220,000	5.000% due 11/15/25	234,290
		1,031,504
	Wyoming — 0.7%
400,000	Wyoming Community Development Authority, Revenue Bonds, Series 1, 1.950% due 12/1/22	400,396
	TOTAL MUNICIPAL BONDS (Cost $55,416,112)	55,077,673
U.S. TREASURY BILLS — 6.7%
3,000,000	U.S. Treasury Bill, 1.376% due 1/26/23	2,958,726
1,000,000	U.S. Treasury Bill, 2.748% due 7/13/23	972,520
	TOTAL U.S. TREASURY BILLS (Cost $3,929,180)	3,931,246
REPURCHASE AGREEMENT* — 0.9%
538,561	With Fixed Income Clearing Corp., dated 7/29/22, 0.45%, principal and interest in the amount of $538,581, due 8/1/22, (collateralized by a U.S. Treasury Note with a par value of $546,600, coupon rate of 3.00%, due 07/15/25, market value of $549,376)	538,561
	TOTAL REPURCHASE AGREEMENT (Cost $538,561)	538,561
TOTAL INVESTMENTS (Cost $59,883,853)	101.3%	$59,547,480
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)	(741,638)
NET ASSETS	100.0%	$58,805,842

*	Percentages indicated are based on net assets.
[1]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of July 31, 2022.
[2]	Floating Rate Bond. Rate shown is as of July 31, 2022.
[3]	When-issued security.
[4]	Zero Coupon Bond.

Abbreviations:
AGMC — Assured Guaranty Municipal Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
GNMA — Government National Mortgage Association
NPFG — National Public Finance Guarantee Corporation
PSF — Permanent School Fund
QSBLF — Michigan Qualified School Bond Loan Fund
SBRF — School Bond Reserve Fund
See Notes to Schedules of Portfolio Investments
66

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
July 31, 2022 - (Unaudited)
Face Amount		Value
CORPORATE NOTES* — 0.4%
	Lodging — 0.4%
$1,000,000	Wild Rivers Water Park, 8.500% due 11/1/51	$850,463
	TOTAL CORPORATE NOTES (Cost $842,701)	850,463
MUNICIPAL BONDS* — 99.3%
	Alabama — 1.4%
500,000	Jefferson County, AL, Sewer Revenue, Revenue Bonds, Warrants, Series B, (AGMC Insured), 0.000% due 10/1/25[1]	456,715
1,070,000	Jefferson County, AL, Sewer Revenue, Revenue Bonds, Warrants, Series D, 6.000% due 10/1/42	1,165,677
500,000	Jefferson County, AL, Sewer Revenue, Revenue Bonds, Warrants, Series E, 0.000% due 10/1/34[1]	216,477
500,000	Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Revenue Bonds, Refunding, 5.000% due 3/1/30	530,000
250,000	Selma, AL, Industrial Development Board, Gulf Opportunity Zone Revenue, Revenue Bonds, Series A, 2.000% due 11/1/33[2]	245,780
500,000	Sumter County, AL, Industrial Development Authority, Exempt Facilities Revenue, Revenue Bonds, 6.000% due 7/15/52	509,730
		3,124,379
	Alaska — 0.1%
1,675,000	Northern Tobacco Securitization Corp., AK, Revenue Bonds, Refunding, Series B-2, 0.000% due 6/1/66[1]	222,404
	Arizona — 3.9%
555,000	Arizona Industrial Development Authority, Economic Development Revenue, Revenue Bonds, Series A, 7.750% due 7/1/50[3]	599,561
500,000	Arizona Industrial Development Authority, Economic Development Revenue, Revenue Bonds, Series C, 6.750% due 7/1/30[3]	523,318
300,000	Arizona Industrial Development Authority, Education Revenue, Basis Schools Projects, Revenue Bonds, Refunding, Series A, 5.250% due 7/1/47[3]	304,431
250,000	Arizona Industrial Development Authority, Education Revenue, Cadence Campus Project, Revenue Bonds, Series A, 4.000% due 7/15/50[3]	211,803
315,000	Arizona Industrial Development Authority, Education Revenue, Macombs Fac Project, Revenue Bonds, Series A, 4.000% due 7/1/36	299,579
500,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/42	457,441
	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series A:
250,000	5.000% due 7/1/49[3]	247,072
125,000	5.000% due 7/15/49[3]	125,432
300,000	Arizona Industrial Development Authority, Education Revenue, Revenue Bonds, Series B, 5.500% due 7/1/38[3]	310,299
1,189,985	Arizona Industrial Development Authority, Municipal Certificates, Revenue Bonds, Series 2, Class A, 3.625% due 5/20/33	1,217,350
	City of Phoenix, AZ, Industrial Development Authority, Education Revenue, Basis Schools, Inc., Revenue Bonds, Refunding:
500,000	5.000% due 7/1/35[3]	505,784
250,000	5.000% due 7/1/45[3]	251,267
	City of Phoenix, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Revenue Bonds, Series A:
135,000	5.750% due 7/1/24[3]	139,324
500,000	6.750% due 7/1/44[3]	528,857
500,000	City of Phoenix, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	505,285
See Notes to Schedules of Portfolio Investments
67

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Arizona — (Continued)
$25,000	Florence Town, Inc., AZ, Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds, Escrowed to Maturity, 5.000% due 7/1/23[3]	$25,721
250,000	Glendale, AZ, Industrial Development Authority, Senior Living Facility, Revenue Bonds, Refunding, 5.000% due 5/15/39	252,729
290,000	La Paz County, AZ, Industrial Development Authority, Revenue Bonds,Series A, 5.000% due 2/15/46[3]	264,566
750,000	Maricopa County, AZ, Industrial Development Authority, Educational Revenue, Paradise Schools Project, Revenue Bonds, Refunding, 5.000% due 7/1/36[3]	759,532
375,000	Maricopa County, AZ, Industrial Development Authority, Revenue Bonds, Series A, 6.000% due 7/1/52[3]	408,166
	Pima County, AZ, Industrial Development Authority, Education Revenue, Revenue Bonds, Refunding:
110,000	4.000% due 6/15/41[3]	97,621
135,000	5.000% due 6/15/49[3]	135,529
150,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, 5.000% due 12/1/54	144,635
250,000	Tempe, AZ, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/38	220,772
		8,536,074
	California — 6.0%
2,500,000	California Community Housing Agency, Revenue Bonds, Series A-2, 0.000% due 8/1/65[1,3]	168,915
1,000,000	California Community Housing Agency, Revenue Bonds, Series B, 5.500% due 2/1/40[3]	941,128
250,000	California Community Housing Agency, Verdant at Green Valley Project, Revenue Bonds, Series A, 5.000% due 8/1/49[3]	241,033
287,035	California Housing Finance Agency, Revenue Bonds, Series A-1, 4.250% due 1/15/35	292,047
336,601	California Housing Finance Agency, Revenue Bonds, Series A-3, 3.250% due 11/20/36	318,012
1,875,000	California Infrastructure & Economic Development Bank, Cabs-Sub-WFCS- Portfolio Project, Revenue Bonds, Series B, 0.000% due 1/1/61[1,3]	137,936
100,000	California Infrastructure & Economic Development Bank, Revenue Bonds, Series A-1, 5.000% due 1/1/56[3]	95,773
	California Municipal Finance Authority, Educational Revenue, Revenue Bonds, Refunding, Series A:
360,000	5.000% due 6/1/36	374,548
500,000	5.000% due 6/1/46	512,905
300,000	California Municipal Finance Authority, Higher Education Revenue, Revenue Bonds, Series A, 5.000% due 11/1/46[3]	311,119
750,000	California Municipal Finance Authority, Student Housing Revenue Bonds, Series 2021, (BAM Insured), 3.000% due 5/15/51	609,659
250,000	California Public Finance Authority, Revenue Bonds, Refunding, 5.000% due 10/15/47	258,456
335,000	California School Finance Authority, Rocketship Education Obligated Group, Revenue Bonds, Series A, 5.250% due 6/1/52[3]	342,782
250,000	California Statewide Communities Development Authority, CHF Irvine LLC, Revenue Bonds, Refunding, 5.000% due 5/15/29	263,540
500,000	California Statewide Communities Development Authority, Revenue Bonds, Series A, 5.250% due 12/1/56[3]	505,347
645,000	California Statewide Communities Development Authority, Student Housing Revenue, Revenue Bonds, 4.305% due 7/1/32	610,751
110,000	City of Chino Valley, CA, Unified School District, General Obligation Unlimited, Election of 2016, Series C, 0.000% due 8/1/35[1]	67,339
250,000	City of San Francisco, CA, Community Facilities District No. 2016, Revenue Bond, Series 2022-A, 4.000% due 9/1/42[3]	240,287
See Notes to Schedules of Portfolio Investments
68

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	California — (Continued)
$465,000	CMFA Special Finance Agency XII, CA,Revenue Bonds, Series A-1, 3.250% due 2/1/57[3]	$354,975
	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series A-2:
500,000	3.250% due 7/1/56[3]	367,035
1,000,000	3.000% due 12/1/56[3]	753,193
390,000	3.250% due 4/1/57[3]	292,628
500,000	3.125% due 6/1/57[3]	367,697
875,000	4.000% due 6/1/58[3]	753,111
100,000	CSCDA Community Improvement Authority, CA, Revenue Bonds, Series B, 4.000% due 12/1/56[3]	80,607
	Hastings Campus Housing Finance Authority, CA, Revenue Bonds, Series A:
600,000	5.000% due 7/1/45[3]	610,404
500,000	5.000% due 7/1/61[3]	502,249
720,000	Madera, CA, Unified School District, General Obligation Unlimited, (NPFG Insured), 0.000% due 5/1/30[1]	575,767
250,000	River Islands, CA, Public Financing Authority, Special Tax, Series 1, 4.000% due 9/1/41	233,667
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series A, 5.000% due 9/1/48	529,091
500,000	River Islands, CA, Public Financing Authority, Special Tax, Series B, 5.750% due 9/1/52	496,568
1,000,000	Riverside County, CA, Redevelopment Successor Agency, Tax Allocation, Series B, 0.000% due 10/1/39[1]	518,286
200,000	Seal Beach, CA, Community Facilities District No. 2005-1, Special Tax, Refunding, 3.000% due 9/1/29	195,761
		12,922,616
	Colorado — 9.7%
500,000	Amber Creek, CO, Metropolitan District, General Obligation Limited, Refunding, Series A, 5.125% due 12/1/47	490,975
1,000,000	Arista, CO, Metropolitan District, General Obligation Limited, Refunding, Series A, 4.375% due 12/1/28	999,126
	Arkansas River, CO, Power Authority, Power Revenue, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 10/1/33	540,542
400,000	5.000% due 10/1/43	417,681
500,000	Banning Lewis Ranch, CO, Metropolitan District No. 8, General Obligation Limited, Series A, 4.875% due 12/1/51[3]	420,333
500,000	Base Village, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.750% due 12/1/46	507,531
500,000	Big Dry Creek, CO, Metropolitan District, General Obligation Limited, Series A, 5.750% due 12/1/47	508,121
206,000	Bradburn, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 4.000% due 12/1/28	203,046
525,000	Broadway Park North, CO, Metropolitan District No 2, General Obligation Limited, 5.000% due 12/1/49[3]	519,560
740,000	Buffalo Ridge, CO, Metropolitan District, General Obligation Limited, Series B, 7.375% due 12/15/47	738,289
500,000	Clear Creek Station, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, Series A, 5.000% due 12/1/47	498,074
	Colorado Health Facilities Authority, Frasier Project, Revenue Bonds, Refunding, Series A:
55,000	4.000% due 5/15/41[4]	48,343
215,000	4.000% due 5/15/48[4]	177,628
500,000	Colorado Health Facilities Authority, Hospital Revenue, Christian Living Neighborhoods Project, Revenue Bonds, Refunding, 5.000% due 1/1/31	504,660
250,000	Colorado Health Facilities Authority, Hospital Revenue, Parkview Medical Center Project, Revenue Bonds, Series A, 4.000% due 9/1/50	231,189
See Notes to Schedules of Portfolio Investments
69

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
	Colorado Health Facilities Authority, Hospital Revenue, Revenue Bonds, Refunding:
$400,000	5.000% due 1/1/37	$401,102
35,000	4.000% due 1/1/42	30,251
250,000	Colorado Health Facilities Authority, Revenue Bonds, 5.000% due 1/1/38	250,805
300,000	Copper Ridge, CO, Metropolitan District, Revenue Bonds, 4.000% due 12/1/29	286,192
500,000	Cottonwood Hollow, CO, Residential Metropolitan District, General Obligation limited, Refunding, 5.000% due 12/1/51	432,516
245,000	Denver, CO, Urban Renewal Authority, Tax Allocation, Series A, 5.250% due 12/1/39[3]	253,212
590,000	DIATC Metropolitan District, CO, General Obligation Limited, 3.250% due 12/1/29[3]	544,979
490,000	Dinosaur Ridge, CO, Metropolitan District, Special Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/49	474,564
1,000,000	Gardens on Havana, CO, Metropolitan District No. 3, Revenue Bonds, Series A, 4.625% due 12/1/27	1,007,982
1,000,000	HM Metropolitan District No 2, CO, General Obligation Limited, Series 2021, 0.000% due 12/1/51[1]	587,906
500,000	Hunters Overlook, CO, Metropolitan District No. 5, General Obligation Limited, Series A, 5.000% due 12/1/49	493,362
500,000	Independence Metropolitan District No 3, CO, General Obligation Limited, Series A, 6.250% due 12/1/49	478,410
780,000	Lake Bluff, CO, Metropolitan District No. 2, General Obligation Limited, Refunding, 5.250% due 12/1/51	695,978
500,000	Leyden Ranch, CO, Metropolitan District, General Obligation Unlimited, Series A, 5.125% due 12/1/47	500,897
750,000	Longs Peak, CO, Metropolitan District, General Obligation Limited, Series 2021, 5.250% due 12/1/51[3]	668,931
1,000,000	Palisade Park, CO, North Metropolitan District No 3, General Obligation Limited, Series 2021, 5.500% due 12/1/51	892,588
500,000	Parkside, CO, City Centre Business Improvement District, Company Special Revenue, Revenue Bonds, Series A, 6.250% due 12/1/48	496,138
200,000	Rampart Range, CO, Metropolitan District No. 5, Revenue Bonds, 4.000% due 12/1/51	162,528
500,000	Senac, CO, South Metropolitan District No 1, General Obligation Limited, Series A-3, 5.250% due 12/1/51	451,985
750,000	Southglenn, CO, Metropolitan District, Special Revenue, General Obligation Limited, Refunding, 5.000% due 12/1/30	755,985
	Southlands, CO, Metropolitan District No. 1, General Obligation Unlimited, Series A-2:
215,000	3.500% due 12/1/27	207,788
325,000	5.000% due 12/1/47	324,977
555,000	STC Metropolitan District No 2, CO, General Obligation Limited, Refunding, Series A, 3.000% due 12/1/25	532,762
520,000	Thompson Crossing, CO, Metropolitan District No. 4, General Obligation Limited, Refunding, 3.500% due 12/1/29	490,007
600,000	Tri-Pointe Residential, CO, Metropolitan District, General Obligation Limited, Refunding, Series A, 4.500% due 12/1/51	490,335
	Vauxmont, CO, Metropolitan District, General Obligation Limited, Refunding, (AGMC Insured):
250,000	5.000% due 12/1/32	288,976
160,000	5.000% due 12/15/32	174,384
500,000	Waterfront at Foster Lake, CO, Metropolitan District No 2, General Obligation Limited, Series 2022-A-3-1, 5.000% due 12/1/51	434,602
500,000	Waterfront at Foster Lake, CO, Metropolitan District No 2, Revenue Bonds, Series 2022, 4.625% due 12/1/28	468,704
See Notes to Schedules of Portfolio Investments
70

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Colorado — (Continued)
$500,000	Westcreek, CO, Metropolitan District No 2, General Obligation Limited, Series A, 5.375% due 12/1/48	$501,752
500,000	Westerly, CO, Metropolitan District No. 4, General Obligation Limited, Series A-1, 5.000% due 12/1/50	460,389
		21,046,085
	Connecticut — 0.7%
425,000	Connecticut State Health and Educational Facilities Authority, Church Home of Hartford, Inc. Project, Revenue Bonds, Series A, 5.000% due 9/1/53[3]	425,603
165,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds Refunding, Series G-1, 5.000% due 7/1/50[3]	169,228
125,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 1/1/55[3]	126,590
125,000	Connecticut State Health and Educational Facilities Authority, Revenue Bonds, Series E, 4.000% due 7/1/41	118,251
125,000	Harbor Point, CT, Infrastructure Improvement District, Special Obligation Revenue, Tax Allocation, Harbor Point Project, Refunding, 5.000% due 4/1/30[3]	132,446
600,000	Mohegan Tribe of Indians, CT, Gaming Authority, Revenue Bonds, Series A, 5.500% due 8/1/26[3]	613,000
45,000	SteelPoint, CT, Infrastructure, Improvement District, Special Obligation Tax Allocation, Steelpointe Harbor Project, 4.000% due 4/1/51[3]	39,045
		1,624,163
	District Of Columbia — 0.9%
225,000	District of Columbia, KIPP Obligated Group, Revenue Bonds, Refunding, Series A, (MBIA Insured), 5.000% due 7/1/27	245,693
3,415,000	District of Columbia, Tobacco Settlement Financing Corp., Revenue Bonds, Series A, 0.000% due 6/15/46[1]	785,983
2,000,000	Metropolitan Washington, DC, Airports Authority, Dulles Toll Road Revenue, Revenue Bonds, Series B, (AGMC Insured), 0.000% due 10/1/40[1]	944,861
		1,976,537
	Florida — 5.0%
105,000	Alachua County, FL, Health Facilities Authourity, Revenue Bonds, Series 2021, 4.000% due 10/1/40	99,890
	Atlantic Beach, FL, Healthcare Facilities, Fleet Landing Project, Revenue Bonds, Series A:
505,000	5.000% due 11/15/33	536,914
250,000	5.000% due 11/15/53	259,673
170,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Advantage Academy of Hillsborough Projects, Revenue Bonds, Series A, 4.000% due 12/15/24	171,722
160,000	Capital Trust Agency Inc, FL, Educational Facilities Revenue, Viera Charter School, Inc. Project, Revenue Bonds, Series A, 5.000% due 10/15/37[3]	162,403
290,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series A-1, 5.000% due 7/1/56[3]	285,056
6,500,000	Capital Trust Agency Inc, FL, Revenue Bonds, Series B, 0.000% due 7/1/61[1,3]	394,728
250,000	Capital Trust Agency Inc, FL, Viera Charter Schools Inc Project, Revenue Bonds, Series A, 5.000% due 10/15/49[3]	249,612
250,000	Capital Trust Agency Inc, FL, WFCS Portfolio Projects, Revenue Bonds, Series A-1, 5.000% due 1/1/56[3]	234,591
500,000	City of Pompano Beach, FL, John Knox Vlg Project, Revenue Bonds, Series 2021-A, 4.000% due 9/1/56	450,992
See Notes to Schedules of Portfolio Investments
71

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Florida — (Continued)
$300,000	Escambia County, FL, Health Facilities Authority, Revenue Bonds, Refunding, Series A, (MBIA Insecured), 4.000% due 8/15/45	$286,417
225,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/52	202,339
145,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Refunding, Series C, 5.000% due 9/15/50[3]	143,480
100,000	Florida Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School, Inc. Projects, Revenue Bonds, Series 2022, 5.250% due 6/15/29[3]	100,590
900,000	Florida Housing Finance Corp., Revenue Bonds, Series 2, (GNMA/FNMA/FHLMC Insured), 3.000% due 7/1/52	897,796
300,000	Lakewood Ranch, FL, Stewardship District, Special Assessment Revenue, Lakewood National & Polo Run Project, 5.375% due 5/1/47	304,829
285,000	Lee County, FL, Industrial Development Authority, Healthcare Facilities, Healthpark Florida Inc Project, Revenue Bonds, Series A, 5.250% due 10/1/57	280,040
500,000	Lee County, FL, Industrial Development Authority, Shell Point/Waterside Health Project, Revenue Bonds, 5.000% due 11/15/39	529,454
1,250,000	North Broward, FL, Hospital District, Revenue Bonds, Refunding, Series B, 5.000% due 1/1/48	1,283,542
750,000	Orange County, FL, Health Facilities Authority, Revenue Bonds, 5.000% due 8/1/40	784,548
55,000	Palm Beach County, FL, Health Facilities Authority, Lifespace Communities, Revenue Bonds, Refunding, Series C, 5.000% due 5/15/25	57,006
	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Series A:
100,000	11.500% due 7/1/27	99,973
145,000	5.000% due 6/1/55	146,377
5,000	Palm Beach County, FL, Health Facilities Authority, Revenue Bonds, Series B, 5.000% due 11/15/42	5,390
	Sarasota County, FL, Health Facilities Authority, Retirement Facilities Revenue, Village on the Isle Project, Revenue Bonds, Series A:
550,000	5.000% due 1/1/37	556,267
250,000	5.000% due 1/1/42	251,365
210,000	Sawyers Landing, FL, Community Development, Special Assessment, 4.250% due 5/1/53	192,502
500,000	Southeast Overtown Park, FL, West Community Redevelopment Agency, Tax Allocation, Series A-1, 5.000% due 3/1/30[3]	515,767
100,000	St. Johns County, FL, Industrial Development Authority, Vicar’s Landing Project, Revenue Bonds, Refunding, Tax Allocation, Series A, 4.000% due 12/15/46	79,536
145,000	Town Center at Palm Coast, FL, Community Development District, Special Assessment, 6.000% due 5/1/36	145,053
	Winter Garden Village at Fowler Groves, FL, Community Development District, Special Assessment, Refunding:
650,000	3.750% due 5/1/31	634,980
500,000	4.125% due 5/1/37	499,051
		10,841,883
	Georgia — 1.0%
150,000	Atlanta, GA, Urban Redevelopment Agency, Revenue Bonds, Series 2021, 3.625% due 7/1/42[3]	134,313
375,000	DeKalb County, GA, Housing Authority, Senior Living Revenue, Revenue Bonds, Refunding, Series A, 5.250% due 1/1/54[3]	276,070
See Notes to Schedules of Portfolio Investments
72

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Georgia — (Continued)
$425,000	Georgia Housing & Finance Authority, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/50	$438,217
200,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3&4 Project, Revenue Bonds, Series A, 5.000% due 7/1/60	204,955
370,000	Georgia Municipal Electric Authority, Revenue Bonds, Series A, (AGMC Insured), 4.000% due 1/1/38	378,534
195,000	Houston, GA, Healthcare System, Inc., Revenue Bonds, Series B, 5.000% due 10/1/31[2]	203,106
340,000	Macon-Bibb County, GA, Urban Development Authority, Revenue Bonds, Series A, 5.750% due 6/15/37[3]	351,471
125,000	Monroe County, GA, Development Authority, Revenue Bonds, Series A, 1.500% due 1/1/39[2]	121,042
		2,107,708
	Guam — 0.3%
175,000	Guam Department of Education, Certificate Participation, Refunding, Series A, 5.000% due 2/1/40	178,604
	Guam Government Business Privilege, Revenue Bonds, Refunding, Series F:
105,000	4.000% due 1/1/36	101,806
500,000	4.000% due 1/1/42	466,591
		747,001
	Idaho — 0.8%
	Idaho Health Facilities Authority, Kootenai Health Project, Revenue Bonds, Series A:
250,000	4.375% due 7/1/34	252,227
500,000	4.750% due 7/1/44	505,815
250,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/40[3]	255,766
735,000	Idaho Housing and Finance Association, Nonprofit Facilities Revenue, Compass Charter School Project, Revenue Bonds, Series A, 6.000% due 7/1/39[3]	804,823
		1,818,631
	Illinois — 11.5%
250,000	Bolingbrook, IL, Special Service Area No 1, Special Tax, Refunding, 5.250% due 3/1/41	242,847
100,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A, 7.000% due 12/1/44	109,935
325,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series A, (AGMC, AMBAC Insured), 5.500% due 12/1/31	384,036
600,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Refunding, Series B, 7.000% due 12/1/42[3]	687,869
	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series A:
400,000	7.000% due 12/1/46[3]	456,126
500,000	4.000% due 12/1/47	462,962
	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series A, (NPFG Insured):
150,000	0.000% due 12/1/23[1]	144,693
710,000	0.000% due 12/1/25[1]	644,923
170,000	5.500% due 12/1/26	184,727
550,000	0.000% due 12/1/29[1]	428,943
1,205,000	0.000% due 12/1/31[1]	857,552
1,150,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series B1, (NPFG Insured), 0.000% due 12/1/31[1]	818,410
640,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series C, 5.250% due 12/1/39	657,237
See Notes to Schedules of Portfolio Investments
73

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$500,000	City of Chicago, IL, Board of Education, General Obligation Unlimited, Series H, 5.000% due 12/1/46	$518,985
600,000	City of Chicago, IL, General Obligation Unlimited, (NPFG Insured), 0.000% due 1/1/31[1]	436,343
	City of Chicago, IL, General Obligation Unlimited, Refunding, Series A:
150,000	5.000% due 1/1/30	162,944
530,000	5.000% due 1/1/34	563,141
	City of Chicago, IL, General Obligation Unlimited, Refunding, Series C:
305,000	5.000% due 1/1/24	314,607
250,000	0.000% due 1/1/27[1]	213,763
435,000	0.000% due 1/1/31[1]	309,125
261,000	City of Chicago, IL, General Obligation Unlimited, Series B, 4.000% due 1/1/33	262,412
865,000	City of Chicago, IL, Transit Authority, Sales Tax Receipts Fund, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/49	852,672
305,000	City of Chicago, IL, Wastewater Transmission Revenue, Revenue Bonds, Refunding, (NPFG Insured), 5.500% due 1/1/30	338,818
150,000	City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Refunding, (AMBAC Insured), 5.750% due 11/1/30	165,933
500,000	Cook County, IL, Community College District No. 508, General Obligation Unlimited, 5.250% due 12/1/43	508,748
320,000	Illinois Finance Authority, Charter School Revenue, Refunding and Improvement, Chicago International Charter School Project, Revenue Bonds, 5.000% due 12/1/47	329,570
400,000	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds, Refunding, 5.000% due 5/15/36	404,228
350,000	Illinois Finance Authority, Revenue Bonds, 4.000% due 7/1/35	362,947
	Illinois Finance Authority, Revenue Bonds, Refunding:
230,000	5.000% due 12/1/40	241,825
250,000	5.000% due 12/1/46	260,218
500,000	Illinois Finance Authority, Silver Cross Hospital & Medical Center, Revenue Bonds, Refunding, Series C, 5.000% due 8/15/44	516,486
	Illinois Finance Authority, Student Housing Revenue, Northern Illinois University Project, Revenue Bonds, Series A:
250,000	5.000% due 7/1/35	218,145
500,000	5.000% due 7/1/47	394,133
355,000	Illinois Housing Development Authority, Revenue Bonds, Refunding, Series C, 3.500% due 8/1/46	359,027
	Illinois Housing Development Authority, Revenue Bonds, Series A, (FHLMC/ FNMA / GNMA Insured):
270,000	4.250% due 10/1/49	279,029
295,000	3.000% due 4/1/51	294,654
475,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, 5.000% due 6/15/24	489,157
250,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, (BAM Insured), 5.000% due 6/15/30	285,701
620,000	Illinois Sports Facilities Authority, Revenue Bonds, Refunding, (BAM- TCRS Insured), 5.000% due 6/15/28	697,886
	Illinois Sports Facilities Authority, State Tax Supported, Capital Apprec, Revenue Bonds, (AMBAC Insured):
500,000	0.000% due 6/15/23[1]	489,418
440,000	0.000% due 6/15/26[1]	392,694
250,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, (BAM, NPFG Insured), 0.000% due 6/15/28[1]	209,516
See Notes to Schedules of Portfolio Investments
74

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Illinois — (Continued)
$525,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Refunding, Series B-1, (AGMC Insured), 0.000% due 6/15/27[1]	$457,598
	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, Revenue Bonds, Series A, (NPFG Insured):
485,000	0.000% due 6/15/31[1]	352,261
1,000,000	0.000% due 6/15/36[1]	565,323
2,000,000	Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax, Revenue Bonds, Series A, (AGMC, MBIA Insured), 0.000% due 12/15/29[1]	1,580,084
175,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series A, 0.000% due 12/15/37[1]	88,455
500,000	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project, Revenue Bonds, Refunding, Series B, 5.000% due 12/15/40	515,347
	State of Illinois, General Obligation Unlimited:
500,000	5.000% due 1/1/30	528,535
500,000	5.500% due 5/1/30	575,500
165,000	4.000% due 6/1/35	165,001
	State of Illinois, General Obligation Unlimited, Series C:
500,000	5.000% due 11/1/29	543,427
250,000	4.000% due 10/1/42	238,098
	United City of Yorkville, IL, Special Tax, Refunding, (AGMC Insured):
495,000	3.000% due 3/1/25	505,235
250,000	4.000% due 3/1/36	256,673
1,000,000	University of Illinois, Auxiliary Facilities, Revenue Bonds, Refunding, Series A, (AGMC Insured), 4.000% due 4/1/36	1,012,679
500,000	Volo Village, IL, Special Service Area No. 3 & 6, Special Tax, Symphony Meadows/Lancaster Falls Project, Refunding, (AGMC Insured), 2.875% due 3/1/25	507,850
		24,844,451
	Indiana — 1.6%
	Indiana Finance Authority, Greencroft Obligated Group, Revenue Bonds, Series A:
345,000	5.750% due 11/15/28	362,487
330,000	6.500% due 11/15/33	349,555
250,000	Indiana Finance Authority, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 3.000% due 11/1/30	236,486
260,000	Indiana Finance Authority, Pollution Control, Ohio Valley Electric Corp Project, Revenue Bonds, Series B, 2.500% due 11/1/30	236,805
1,000,000	Indiana Finance Authority, Revenue Bonds, Refunding, Series 2019, 7.000% due 3/1/39[3]	817,495
	Indiana Finance Authority, Revenue Bonds, Refunding, Series A:
250,000	1.400% due 8/1/29	222,688
455,000	4.000% due 11/15/43	401,774
	Indiana Finance Authority, Revenue Bonds, Series A:
600,000	5.000% due 11/15/38	627,193
100,000	5.250% due 11/15/46	103,159
		3,357,642
	Iowa — 0.5%
730,000	Iowa Finance Authority, Midwestern Disaster Area Revenue, Iowa Fertilizer Company Project, Revenue Bonds, Refunding, 5.000% due 12/1/50	764,768
250,000	Iowa Finance Authority, Senior Housing Revenue, Northcrest Inc Project, Revenue Bonds, Series A, 5.000% due 3/1/33	254,078
		1,018,846
See Notes to Schedules of Portfolio Investments
75

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Kansas — 0.2%
$200,000	City of Manhattan, KS, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/36	$186,256
150,000	Wyandotte County, KS, Kansas City Unified Government, Revenue Bonds, Refunding, 5.000% due 12/1/34	144,507
35,000	Wyandotte County, KS, Kansas City Unified Government, Wyandotte Plaza Project, Revenue Bonds, Refunding, 4.000% due 12/1/28	33,089
		363,852
	Kentucky — 1.1%
305,000	City of Ashland, KY, Medical Center Revenue, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/32	308,579
350,000	City of Ashland, KY, Revenue Bonds, Refunding, Series A, 4.000% due 2/1/36	347,002
	Kentucky Economic Development Finance Authority, Healthcare Revenue, Revenue Bonds, Series B, (NPFG Insured):
500,000	0.000% due 10/1/26[1]	444,475
500,000	0.000% due 10/1/27[1]	429,521
250,000	Kentucky Economic Development Finance Authority, Healthcare Revenue, Rosedale Green Project, Revenue Bonds, Refunding, 5.750% due 11/15/45	242,187
95,000	Kentucky Public Transportation Infrastructure Authority, Revenue Bonds, Refunding, Series B, (AGMC Insured), 4.000% due 7/1/53	97,234
130,000	Kentucky State University, Certificate Participation, Kentucky State University Project, Refunding, (BAM Insured), 4.000% due 11/1/34	142,273
250,000	Louisville & Jefferson County, KY, Metropolitan Government Healthcare System, Revenue Bonds, Refunding, Series A, 5.000% due 10/1/31	269,949
		2,281,220
	Louisiana — 1.2%
250,000	Calcasieu Parish, LA, Memorial Hospital Service District, Hospital Revenue, Lake Charles Memorial Hospital Project, Revenue Bonds, Refunding, 5.000% due 12/1/34	267,328
865,000	Juban Crossing, LA, Economic Development District, Gen Infrastructure Project, Revenue Bonds, Refunding, Series C, 7.000% due 9/15/44[3]	784,104
1,250,000	Louisiana Local Govenment Facility & Community Development Authority, Entergy Louisiana LLC Project, Revenue Bonds, Series B, 2.500% due 4/1/36	1,051,892
500,000	Louisiana Public Facilities Authority, Revenue Bonds, Louisiana State University Greenhouse District Phase III Project, Series A, 5.000% due 7/1/59	525,052
		2,628,376
	Maryland — 2.2%
1,125,000	Baltimore, MD, Special Obligation, Revenue Bonds, Refunding, Series A, 5.000% due 9/1/38	1,158,473
250,000	Brunswick, MD, Special Obligation, Special Tax, Refunding, 5.000% due 7/1/36	261,001
250,000	Howard County, MD, Special Obligation, Tax Allocation, Downtown Columbia Project, Series A, 4.125% due 2/15/34[3]	244,492
260,000	Maryland Community Development Administration, Department Housing & Community Development, Revenue Bonds, Refunding, Series A, 4.500% due 9/1/48	270,368
See Notes to Schedules of Portfolio Investments
76

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Maryland — (Continued)
$710,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series A, 3.000% due 9/1/51	$707,402
285,000	Maryland Community Development Administration, Revenue Bonds, Refunding, Series C, 3.000% due 9/1/51	283,295
500,000	Maryland Economic Development Corp., Morgan State University Project, Revenue Bonds, 5.000% due 7/1/56	511,158
90,000	Maryland Economic Development Corp., Special Obligation, Metro Centre Owings Mills Project, Tax Allocation, 3.750% due 7/1/27	89,280
250,000	Maryland Economic Development Corp., Special Obligation, Tax Allocation, Metro Centre Owings Mills Project, 4.500% due 7/1/44	244,257
500,000	Prince George’s County, MD, Revenue Authority, Tax Allocation, Suitland-Naylor Road Project, 5.000% due 7/1/46[3]	514,343
500,000	Prince George’s County, MD, Special Obligation, PGC Hampton Park Project, Revenue Bonds, Series A, 4.375% due 7/1/48[3]	467,246
		4,751,315
	Massachusetts — 0.9%
100,000	City of Massachusetts, CW, Development Finance Agency, Revenue Bonds, Refunding, 5.125% due 1/1/40	100,626
1,500,000	Commonwealth of Massachusetts, Special Obligation Unlimited, Revenue Bonds,Refunding, (NPFG Insured), 5.500% due 1/1/34	1,834,779
		1,935,405
	Michigan — 1.8%
250,000	City of Detroit, MI, General Obligation Unlimited, 5.000% due 4/1/34	264,467
125,000	Detroit, MI, General Obligation Unlimited, Series A, 5.000% due 4/1/46	129,791
250,000	Flint, MI, Hospital Building Authority, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/38	243,614
280,000	Flint, MI, Hospital Building Authority, Revenue Bonds, Series A, 5.250% due 7/1/39	282,709
1,000,000	Grand Rapids, MI, Charter Township Economic Development Corp., Revenue Bonds, Refunding, 5.000% due 5/15/44	997,293
	Grand Rapids, MI, Economic Development Corp., Beacon Hill Eastgate Project, Revenue Bonds, Refunding, Series A:
600,000	5.000% due 11/1/37	613,560
250,000	5.000% due 11/1/55	244,431
	Kentwood, MI, Economic Development Corp., Revenue Bonds, Refunding:
250,000	5.000% due 11/15/37	254,124
240,000	4.000% due 11/15/43	210,192
325,000	Michigan Finance Authority, Revenue Bonds, Refunding, Series B-2, 0.000% due 6/1/65[1]	35,608
520,000	Michigan State Housing Development Authority, Safe Mortgage Revenue, Revenue Bonds, Series A, 2.700% due 10/1/56	366,779
250,000	Michigan Strategic Fund, Limited Obligation Revenue, Revenue Bonds, Refunding, 5.000% due 11/15/29	260,990
		3,903,558
	Minnesota — 0.1%
178,808	Minnesota Housing Finance Agency, Non AMT Non ACE SF Mortgage, Revenue Bonds, Series I, (GNMA / FNMA / FHLMC Insured), 2.800% due 12/1/47	173,252
See Notes to Schedules of Portfolio Investments
77

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Mississippi — 0.1%
$220,000	Mississippi Business Finance Corp., Revenue Bonds, 2.375% due 6/1/44	$157,932
	Missouri — 1.6%
380,000	Cape Girardeau County, MO, Industrial Development Authority, Southeast Health, Revenue Bonds, Refunding, Series A, 6.000% due 3/1/33	398,174
400,000	Maryland Heights, MO, Industrial Development Authority, State Louis Community ICE Center Project, Revenue Bonds, Series A, 4.375% due 3/15/30	382,477
100,000	Missouri Health & Educational Facilities Authority, Lutheran Senior Services, Revenue Bonds, 5.000% due 2/1/25	102,951
250,000	Missouri Health & Educational Facilities Authority, Lutheran Senior SVC Project, Revenue Bonds, Series A, 5.000% due 2/1/42	260,534
	Missouri Health & Educational Facilities Authority, Revenue Bonds:
1,000,000	5.000% due 2/1/26	1,028,032
250,000	5.000% due 8/1/45	254,994
100,000	Missouri Health & Educational Facilities Authority, Revenue Bonds, Series A, 5.000% due 2/1/28	105,166
60,000	Plaza at Noah’s Ark, MO, Community Improvement District, Refunding, Revenue Bonds, 3.000% due 5/1/26	57,970
355,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Refunding, 5.000% due 9/1/32	353,319
500,000	St. Louis County, MO, Industrial Development Authority, Senior Living Facilities, Revenue Bonds, Series A, 5.250% due 9/1/53	486,537
		3,430,154
	Nebraska — 0.1%
150,000	Nebraska Investment Finance Authority, Safe Housing Revenue, Revenue Bonds, Series C, 4.000% due 9/1/48	153,749
	Nevada — 1.1%
100,000	City of Las Vegas, NV, Sales Tax Increment Revenue, Revenue Bonds, 3.500% due 6/15/25[3]	98,185
225,000	City of Las Vegas, NV, Special Improvement District No. 816, Sales Tax Increment, Special Assessment, 2.750% due 6/1/31	194,616
380,000	City of North Las Vegas, NV, Local Improvement, Special Assessment, 4.625% due 6/1/49	378,624
1,000,000	City of Sparks, NV, Tourism improvement district, Revenue Bonds, Series A, 2.750% due 6/15/28[3]	917,627
335,000	Nevada Department of Business & Industry, Revenue Bonds, Series A, 5.000% due 7/15/27[3]	343,579
500,000	State of Nevada Department of Business & Industry, Revenue Bonds, Series A, 5.000% due 12/15/48[3]	503,358
		2,435,989
	New Hampshire — 0.4%
964,552	New Hampshire Business Finance Authority, Municipal Certificates, Revenue Bonds, Series 1, Class A, 4.125% due 1/20/34	969,793
	New Jersey — 4.7%
175,000	New Jersey Economic Development Authority, Beloved Community Chart School, Inc. Project, Revenue Bonds, Series A, 5.000% due 6/15/49[3]	175,233
345,000	New Jersey Economic Development Authority, Foundation Academy Charter School Project, Revenue Bonds, Series A, 5.000% due 7/1/38	356,679
See Notes to Schedules of Portfolio Investments
78

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New Jersey — (Continued)
$500,000	New Jersey Economic Development Authority, Revenue Bonds, Refunding, Series I, (State Appropriations), (SIFMA MUNI SWAP INDEX + 1.60%), 2.930% due 3/1/28[5]	$500,429
490,000	New Jersey Health Care Facilities Financing Authority Revenue, Revenue Bonds, St Peter’s University Hospital, 5.750% due 7/1/37	490,689
705,000	New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Series C, 4.750% due 10/1/50	738,472
355,000	New Jersey Transportation Trust Fund Authority, Agency, Revenue Bonds, Series BB, 4.000% due 6/15/46	352,287
500,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Series A, 4.000% due 6/15/35	512,761
	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A:
1,000,000	0.000% due 12/15/35[1]	595,170
1,300,000	0.000% due 12/15/39[1]	625,547
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series A, (BAM-TCRS Insured), 0.000% due 12/15/27[1]	871,140
	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AGMC Insured):
185,000	0.000% due 12/15/32[1]	132,854
1,000,000	0.000% due 12/15/34[1]	656,259
550,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (AMBAC Insured), 0.000% due 12/15/35[1]	336,046
1,000,000	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series C, (NPFG Insured), 0.000% due 12/15/31[1]	735,788
1,000,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series A, 5.000% due 6/1/29	1,101,805
1,880,000	Tobacco Settlement Financing Corp., NJ, Revenue Bonds, Refunding, Series B, 5.000% due 6/1/46	1,916,995
		10,098,154
	New Mexico — 0.4%
275,000	City of Santa Fe, NM, Retirement Facility Revenue, EL Castillo Retirement Project, Revenue Bonds, Series A, 5.000% due 5/15/34	273,046
250,000	New Mexico Hospital Equipment Loan Council, Revenue Bonds, LA Vida Llena Expansion Project, Series A, 5.000% due 7/1/49	238,955
440,000	New Mexico Mortgage Finance Authority, Revenue Bonds, Series A-1, Class I, (GNMA / FNMA / FHLMC Insured), 4.250% due 1/1/50	455,364
		967,365
	New York — 4.4%
435,000	Brookhaven, NY, Local Development Corp., Jefferson’s Ferry Project, Revenue Bonds, Series A, 4.000% due 11/1/55	413,481
1,250,000	Brooklyn, NY, Arena Local Development Corp., Pilot Revenue, Barclays Ctr Project, Revenue Bonds, Refunding, Series A, 5.000% due 7/15/42	1,276,453
	Build NYC Resource Corp, NY, Revenue Bonds, Series A:
315,000	5.000% due 12/1/41[3]	321,959
100,000	4.000% due 6/15/51	84,937
500,000	Glen Cove, NY, Local Economic Assistance Corp., Revenue Bonds, Series C, 0.000% due 1/1/55[1]	446,798
250,000	Huntington, NY, Local Development Corp., Fountaingate Garden Project, Revenue Bonds, Series A, 5.250% due 7/1/56	227,633
395,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Refunding, Series D-2-B, (AGMC Insured), (SOFR* 0.67 + 0.55%), 2.078% due 11/1/32[5]	389,117
See Notes to Schedules of Portfolio Investments
79

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	New York — (Continued)
	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-1:
$250,000	4.750% due 11/15/45	$258,894
120,000	5.000% due 11/15/50	125,995
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series C-2, 0.000% due 11/15/32[1]	350,179
500,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D, 4.000% due 11/15/46	482,286
	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-2:
500,000	4.000% due 11/15/47	481,440
325,000	4.000% due 11/15/48	312,736
175,000	Metropolitan Transportation Authority, NY, Revenue Bonds, Series D-3, 4.000% due 11/15/49	168,184
115,000	Monroe County, NY, Industrial Development Corp, St. Ann’s Community Project, Revenue Bonds, 5.000% due 1/1/50	102,297
150,000	Monroe County, NY, Industrial Development Corp, St. Ann’s Community Project, Revenue Bonds, Refunding, 5.000% due 1/1/40	139,276
500,000	New York City, NY, Industrial Development Agency, Revenue Bonds, Refunding, (AGMC Insured), 3.000% due 1/1/46	413,985
460,000	New York City, NY, Municipal Water Finance Authority, Revenue Bonds, Refunding, Series BB2, 4.000% due 6/15/42	463,883
700,000	New York State, Dormitory Authority, Non State Supported Debt, Revenue Bonds, Refunding, 5.000% due 12/1/32[3]	743,198
300,000	New York State, Mortgage Agency, Homeowner Mortgage, Revenue Bonds, Refunding, Series 195, 4.000% due 10/1/46	304,893
	New York Transportation Development Corp., Revenue Bonds, Refunding, Series C:
500,000	5.000% due 12/1/32	555,072
500,000	5.000% due 12/1/34	547,981
230,000	Niagara, NY, Area Development Corp., Catholic Health System Inc Project, Revenue Bonds, 5.000% due 7/1/52	225,508
150,000	Sullivan County, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-1, 4.850% due 11/1/31[3]	146,862
500,000	Sullivan County, NY, Special Assessment, Adelaar Infrastructure Project, Special Assessment, Series E-2, 5.350% due 11/1/49[3]	482,792
		9,465,839
	North Carolina — 0.8%
945,000	North Carolina Housing Finance Agency, Revenue Bonds, Series 46-A, (GNMA / FNMA / FHLMC Insured), 3.000% due 7/1/51	941,576
500,000	North Carolina Medical Care Commission, Retirement Facilities Revenue, 1st Mortgage-Carolina Vlg Project, Revenue Bonds, Series B, 5.000% due 4/1/47	484,804
215,000	North Carolina Medical Care Commission, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/34	220,548
		1,646,928
	North Dakota — 0.3%
190,000	North Dakota Housing Finance Agency, Revenue Bonds, Series A, 3.000% due 1/1/52	189,678
500,000	Ward County, ND, Healthcare Facilities Revenue, Revenue Bonds, Series C, 5.000% due 6/1/43	517,901
		707,579
	Ohio — 2.1%
490,000	Buckeye Tobacco, OH, Settlement Financing Authority, Revenue Bonds, Series B-2, 5.000% due 6/1/55	489,262
600,000	City of Centerville, OH, Healthcare Revenue, Revenue Bonds, Refunding, 5.250% due 11/1/50	598,196
See Notes to Schedules of Portfolio Investments
80

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Ohio — (Continued)
$100,000	Cleveland-Cuyahoga County, OH, Port Authority, Tax Allocation, Sub-Flats East Bank Project, Refunding, Series B, 4.500% due 12/1/55[3]	$84,311
455,000	Cuyahoga County, OH, Hospital Revenue, Revenue Bonds, Refunding, 5.500% due 2/15/52	476,931
345,000	Franklin County, OH, Revenue Bonds, Refunding, 5.250% due 11/15/55	343,894
475,000	Ohio Higher Educational Facility Commission, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/50	485,356
	Southeastern Ohio Port Authority Hospital Facilities, Revenue Bonds, Refunding:
300,000	5.750% due 12/1/32	301,957
500,000	6.000% due 12/1/42	502,847
	State of Ohio, Revenue Bonds, Refunding:
250,000	5.000% due 12/1/28[3]	254,717
420,000	5.000% due 12/1/33[3]	416,625
250,000	5.000% due 12/1/38[3]	241,276
300,000	5.000% due 12/1/48[3]	273,753
		4,469,125
	Oklahoma — 0.3%
635,000	Norman, OK, Regional Hospital Authority, Revenue Bonds, Refunding, 4.000% due 9/1/37	615,448
375,000	Oklahoma Development Finance Authority, Revenue Bonds, Series A, 5.000% due 8/1/52[6]	375
		615,823
	Oregon — 0.8%
1,000,000	City of Salem, OR, Hospital Facility Authority, Oregon Revenue, Capital Manor Project, Revenue Bonds, Refunding, 4.000% due 5/15/40	938,019
125,000	Clackamas County, OR, Hospital Facility Authority, Oregon Senior Living, Rose Villa Project, Revenue Bonds, Refunding, Series A, 5.125% due 11/15/40	126,345
250,000	Multnomah County, OR, Hospital Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/56	217,251
395,000	Polk County, OR, Oregon Hospital Facility Authority, Dollas Retirement Vlg Project, Revenue Bonds, Series A, 5.125% due 7/1/55	366,916
		1,648,531
	Pennsylvania — 3.7%
500,000	Allegheny County, PA, Hospital Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 4/1/47	525,251
	Berks County, PA, Industrial Development Authority, Tower Health Project, Revenue Bonds, Refunding:
1,000,000	5.000% due 11/1/47	773,377
250,000	4.000% due 11/1/47	174,416
325,000	Berks County, PA, Municipal Authority, Tower Health Project, Revenue Bonds, Refunding, Series A, 5.000% due 2/1/28	297,699
150,000	Berks County, PA, Municipal Authority, Tower Health Project, Revenue Bonds, Series B-3, 5.000% due 2/1/40[2]	132,672
270,000	Bucks Country, PA, Industrial Development Authority, Grand view Hospital Project, Revenue Bonds, 4.000% due 7/1/46	223,009
125,000	Chester County, PA, Industrial Development Authority, Revenue Bonds, Avon Grove Chart School Project, Refunding, Series A, 5.000% due 12/15/51	127,259
	Crawford County, PA, Hospital Authority, Revenue Bonds, Refunding, Series A:
400,000	6.000% due 6/1/36	422,688
250,000	6.000% due 6/1/46	261,067
See Notes to Schedules of Portfolio Investments
81

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Pennsylvania — (Continued)
$500,000	Cumberland County, PA, Municipal Authority, Revenue Bonds, Refunding, 5.000% due 1/1/29	$518,568
250,000	Delaware Valley, PA, Regional Finance Authority, Revenue Bonds, Series C, (3M USD LIBOR * 0.67 + 0.75%), 1.809% due 6/1/37[5]	227,550
1,000,000	Doylestown, PA, Hospital Authority, Revenue Bonds, Refunding, Series A, 5.000% due 7/1/41	1,001,569
200,000	Franklin County, PA, Industrial Development Authority, Menno-Haven, Inc. Project, Revenue Bonds, Refunding, 5.000% due 12/1/43	194,615
445,000	Montgomery County, PA, Higher Education and Health Authority, Revenue Bonds, Refunding, 5.000% due 12/1/47	461,604
	Montgomery County, PA, Industrial Development Authority, Revenue Bonds, Refunding:
500,000	5.000% due 11/15/36	526,734
100,000	5.000% due 12/1/46	102,498
250,000	Montgomery County, PA, Industrial Development Authority, Waverly Heights, Limited. Project, Revenue Bonds, Refunding, 5.000% due 12/1/44	267,061
800,000	Pennsylvania, PA, Economic Development Financing Authority, Revenue Bonds, Series 2022, 7.000% due 12/1/29	805,842
	Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, Refunding:
100,000	5.000% due 8/1/30	105,091
115,000	5.000% due 6/15/40[3]	116,099
425,000	5.000% due 8/1/40	442,290
150,000	Washington County, PA, Redevelopment Authority Revenue, Tax Allocation, Refunding, 5.000% due 7/1/28	153,186
100,000	Westmoreland County, PA, Industrial Development Authority, Excela Health Project, Revenue Bonds, Refunding, Series A, 4.000% due 7/1/25	103,560
		7,963,705
	Puerto Rico — 7.5%
390,000	Commonwealth of Puerto Rico, Notes, 0.000% due 11/1/51[1]	191,588
	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Series A:
1,500,000	5.000% due 7/1/35[3]	1,551,434
250,000	5.000% due 7/1/37[3]	259,494
1,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Refunding, Series B, 4.000% due 7/1/42[3]	1,345,381
	Puerto Rico Commonwealth, General Obligation Unlimited, Restructured, Series A-1:
54,010	5.250% due 7/1/23	55,090
32,339	0.000% due 7/1/24[1]	30,075
107,721	5.375% due 7/1/25	112,810
106,745	5.625% due 7/1/27	115,647
105,012	5.625% due 7/1/29	116,027
101,998	5.750% due 7/1/31	114,454
96,721	4.000% due 7/1/33	92,583
124,470	0.000% due 7/1/33[1]	73,986
86,939	4.000% due 7/1/35	82,061
74,617	4.000% due 7/1/37	69,668
301,450	4.000% due 7/1/41	276,610
655,507	4.000% due 7/1/46	590,001
1,596,605	Puerto Rico Commonwealth, Series A-1, 0.000% due 11/1/43[1]	852,188
25,000	Puerto Rico Electric Power Authority, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/27	25,444
610,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series DDD, (AGMC Insured), 3.625% due 7/1/23	608,222
See Notes to Schedules of Portfolio Investments
82

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Puerto Rico — (Continued)
$75,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series SS, (AGMC Insured), 5.000% due 7/1/30	$76,332
900,000	Puerto Rico Electric Power Authority, Revenue Bonds, Refunding, Series UU, (AGMC Insured), (3M USD LIBOR * 0.67 + 0.52%), 2.046% due 7/1/29[5]	838,561
	Puerto Rico Electric Power Authority, Revenue Bonds, Series A:
85,000	5.000% due 7/1/29	69,488
500,000	7.000% due 7/1/40	426,250
300,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series NN, (NPFG Insured), 4.750% due 7/1/33	300,655
510,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series RR, (AGC Insured), 5.000% due 7/1/28	519,059
1,000,000	Puerto Rico Electric Power Authority, Revenue Bonds, Series XX, 5.250% due 7/1/40	817,500
10,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, (AMBAC Insured), 0.000% due 7/1/25[1]	8,792
455,000	Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding, Series N, (AMBAC Insured), (Consumer Price Index YoY + 1.12%), 9.379% due 7/1/28[5]	433,053
430,000	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, (NPFG Insured), 4.500% due 10/1/29	430,804
	Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority, International American University Project, Revenue Bonds, Refunding:
250,000	5.000% due 10/1/31	250,875
400,000	4.000% due 7/1/40	380,449
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A, Class 2, (AMBAC Insured):
209,663	0.000% due 8/1/47[1]	72,100
323,124	0.000% due 8/1/54[1]	79,035
	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-1:
5,000	0.000% due 7/1/24[1]	4,690
14,000	0.000% due 7/1/29[1]	10,823
18,000	0.000% due 7/1/31[1]	12,594
3,188,000	0.000% due 7/1/46[1]	925,258
11,743,000	0.000% due 7/1/51[1]	2,527,763
500,000	5.000% due 7/1/58	504,336
500,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, Revenue Bonds, Series A-2, 4.784% due 7/1/58	498,615
185,000	University of Puerto Rico, Revenue Bonds, Refunding, Series P, (NPFG Insured), 5.000% due 6/1/25	185,438
	University of Puerto Rico, Revenue Bonds, Series Q:
100,000	5.000% due 6/1/25	98,876
150,000	5.000% due 6/1/36	146,122
		16,180,231
	Rhode Island — 0.6%
350,000	Rhode Island Housing and Mortgage Finance Corp., Revenue Bonds, Series 69-B, (GNMA / FNMA / FHLMC Insured), 4.000% due 10/1/48	359,371
5,500,000	Tobacco Settlement Financing Corp., RI, Revenue Bonds, Series A, 0.000% due 6/1/52[1]	942,945
		1,302,316
	South Carolina — 2.2%
2,760,004	Connector 2000 Association, Inc., SC, Revenue Bonds, Series A-1, 0.000% due 1/1/42[1]	730,665
See Notes to Schedules of Portfolio Investments
83

THE GLENMEDE FUND, INC.

High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	South Carolina — (Continued)
$500,000	Connector 2000 Association, Inc., SC, Toll Road Revenue, Revenue Bonds, Series A-1, 0.000% due 1/1/32[1]	$273,312
380,000	South Carolina Jobs-Economic Development Authority, Economic Development Revenue, Revenue Bonds, 0.000% due 6/1/52[1]	283,848
105,000	South Carolina Jobs-Economic Development Authority, Green Charter Schools Project, Revenue Bonds, Refunding, Series A, 4.000% due 6/1/56[3]	81,455
	South Carolina Jobs-Economic Development Authority, Health Facilities Revenue, Revenue Bonds, Refunding:
410,000	5.000% due 10/1/36[3]	415,195
1,090,000	5.000% due 10/1/41[3]	1,095,618
800,000	South Carolina Jobs-Economic Development Authority, Residential Facilities Revenue, Revenue Bonds, Refunding, 5.000% due 4/1/47	769,251
300,000	South Carolina Jobs-Economic Development Authority, Solid Waste Disposal Revenue, Revenue Bonds, 6.250% due 6/1/40[3]	255,835
200,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/33	212,181
500,000	South Carolina Public Service Authority, Revenue Bonds, Refunding, Series B, 5.000% due 12/1/37	528,246
165,000	South Carolina State Housing Finance & Development Authority, Revenue Bonds, Series A, (GNMA / FNMA / FHLMC/ FHA Insured), 4.000% due 7/1/36	168,685
		4,814,291
	Tennessee — 0.4%
1,000,000	Bristol Country, TN, Industrial Development Board, Revenue Bonds, Series B, 0.000% due 12/1/31[1,3]	622,767
40,000	Metropolitan Government Nashville County, IL, Industrial Development Board, Special Assessment, Series 2021A, 4.000% due 6/1/51[3]	34,804
300,000	Metropolitan Government Nashville County, IL, Industrial Development Board, Special Assessment, Series 2021B, 0.000% due 6/1/43[1,3]	101,517
		759,088
	Texas — 4.6%
500,000	Arlington, TX, Higher Education Finance Corp., Education Revenue, Revenue Bonds, Refunding, Series 2021, 4.500% due 6/15/56[3]	489,558
645,000	Arlington, TX, Higher Education Finance Corp., Education Revenue, Revenue Bonds, Refunding, Series A, 5.000% due 12/1/51	665,328
	Arlington, TX, Higher Education Finance Corp., Revenue Bonds, Refunding, Uplift Education, Series A:
295,000	2.750% due 12/1/26	284,959
210,000	4.375% due 2/15/51	164,003
650,000	Brazoria County, TX, Industrial Development Corp., Revenue Bonds, Series 2022, 10.000% due 6/1/42[3]	637,474
500,000	City of Plano, TX, Special Assessment, 4.000% due 9/15/51[3]	425,756
360,000	Fort Bend County, TX, Industrial Development Corp., NRG Energy, Inc., Revenue Bonds, Series A, 4.750% due 5/1/38	360,903
1,510,000	Harris County, TX, Cultural Education Facilities Finance Corp., Brazos Presbyterian Homes Project, Revenue Bonds, Refunding, 5.000% due 1/1/48	1,445,046
150,000	Harris County, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Series A, 5.000% due 1/1/43	146,431
See Notes to Schedules of Portfolio Investments
84

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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Texas — (Continued)
$500,000	Matagorda County, TX, Navigation District No. 1, Revenue Bonds, Refunding, Series A, (AMBAC Insured), 4.400% due 5/1/30	$533,555
215,000	New Hope, TX, Cultural Education Facilities Finance Corp., Blinn College Project, Revenue Bonds, Series A, 5.000% due 7/1/40	211,000
375,000	New Hope, TX, Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Morningside Ministries Project, Revenue Bonds, Series A, 5.000% due 1/1/35	374,640
250,000	New Hope, TX, Cultural Education Facilities Finance Corp., Revenue Bonds, Refunding, 4.000% due 8/15/51[3]	210,963
500,000	New Hope, TX, Cultural Education Facilities Finance Corp., The Outlook At Windhaven Project, Revenue Bonds, Series A, 6.875% due 10/1/57[4]	515,604
250,000	New Hope, TX, Cultural Education Facilities Finance Corp., Wesleyan Homes Inc Project, Revenue Bonds, 5.500% due 1/1/49	231,039
400,000	New Hope, TX, Cultural Education Facilities Finance Corp., Wesleyan Homes Inc Project, Revenue Bonds, Refunding, 5.000% due 1/1/55	328,963
	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Air Force Villages Project, Revenue Bonds, Refunding:
70,000	4.000% due 5/15/31	67,233
625,000	5.000% due 5/15/45	626,020
250,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Air Force Villiages Project, Revenue Bonds, Refunding, 4.000% due 5/15/27	248,053
150,000	Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facilities, Revenue Bonds, Refunding, 5.000% due 11/15/35	154,257
140,000	Texas Department of Housing and Community Affairs, Revenue Bonds, Series A, (GNMA Insured), 4.750% due 3/1/49	145,675
1,000,000	Texas Municipal Gas Acquisition and Supply Corp. II, Revenue Bonds, Series A, (3M USD LIBOR * 0.66 + 0.69%), 1.897% due 9/15/27[5]	967,742
700,000	Town of Little Elm, TX, Special Assessment, Series A, 5.375% due 9/1/51[3]	682,411
		9,916,613
	Utah — 0.3%
500,000	Mida Mountain Village, UT, Public Infrastructure District, Special Assessment, 4.000% due 8/1/50[3]	409,367
250,000	Mida Mountain Village, UT, Public Infrastructure District, Special Assessment, Series A, 5.000% due 8/1/50[3]	244,206
		653,573
	Vermont — 0.3%
260,000	Vermont Economic Development Authority, Revenue Bonds, Refunding, Series A, 4.000% due 5/1/37	231,086
500,000	Vermont Economic Development Authority, Revenue Bonds, Series A -1, 5.000% due 6/1/52[3]	506,721
		737,807
	Virginia — 3.9%
165,000	Albemarle County, VA, Economic Development Authority, Revenue Bonds, Refunding, Series 2022-A, 4.000% due 6/1/42	160,581
750,000	Farmville, VA, Industrial Development Authority, Longwood University Student Project, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/38	772,887
See Notes to Schedules of Portfolio Investments
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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Virginia — (Continued)
$500,000	Farmville, VA, Industrial Development Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/50	$508,971
	Hanover County, VA, Economic Development Authority, Care Facilities Revenue, Covenant Woods, Revenue Bonds, Refunding:
255,000	4.000% due 7/1/30[3]	243,958
500,000	5.000% due 7/1/38	515,336
295,000	Henrico County, VA, Economic Development Authority, Health Care Facilities Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 12/1/37	312,067
500,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series A, 5.000% due 6/1/39	501,972
600,000	Henrico County, VA, Economic Development Authority, Residencial Care Facility Revenue, Revenue Bonds, Series C, 5.000% due 12/1/47	626,172
	James City County, VA, Economic Development Authority, Revenue Bonds, Series A:
500,000	4.000% due 12/1/40	436,054
140,000	4.000% due 6/1/41	119,972
500,000	Newport News, VA, Industrial Development Authority, Health System Revenue, Revenue Bonds, Series A, 5.000% due 7/1/46[3]	513,533
1,000,000	Newport News, VA, Industrial Development Authority, System Revenue, Revenue Bonds, 5.330% due 7/1/45[3]	1,026,457
500,000	Virginia Small Business Financing Authority, Residential Care Facility Revenue, Revenue Bonds, Refunding, Series C, 5.000% due 6/1/42	516,133
	Virginia Small Business Financing Authority, Revenue Bonds:
655,000	6.500% due 6/1/29[3]	652,077
760,000	8.500% due 6/1/42[3]	754,102
50,000	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, 4.000% due 12/1/51	45,611
	Virginia Small Business Financing Authority, Revenue Bonds, Refunding, Series A:
500,000	5.000% due 1/1/32	552,613
250,000	4.000% due 1/1/45	242,710
		8,501,206
	Washington — 2.1%
235,000	Kalispel Tribe of Indians, WA, Priority District, Revenue Bonds, Series B, 5.250% due 1/1/38[3]	254,954
1,125,000	Washington Health Care Facilities Authority, Revenue Bonds, 5.000% due 12/1/36	1,180,567
300,000	Washington Health Care Facilities Authority, Revenue Bonds, Refunding, 5.000% due 8/15/34	318,163
200,000	Washington Health Care Facilities Authority, Revenue Bonds, Refunding, Series A-2, 5.000% due 8/1/30	220,718
	Washington State Convention Center Public Facilities District, Revenue Bonds, Refunding, Series B:
260,000	4.000% due 7/1/31	270,251
295,000	3.000% due 7/1/35	260,406
265,000	3.000% due 7/1/58	183,430
625,000	Washington State Housing Finance Commission, Refunding, Judson Park Project, Revenue Bonds, 5.000% due 7/1/38[3]	614,872
491,673	Washington State Housing Finance Commission, Revenue Bonds, Series A-1, 3.500% due 12/20/35	466,657
500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, 5.000% due 1/1/55[3]	417,780
See Notes to Schedules of Portfolio Investments
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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Continued)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Washington — (Continued)
$500,000	Washington State Housing Finance Commission, Rockwood Retirement Communities, Revenue Bonds, Series A, 5.000% due 1/1/56[3]	$416,387
		4,604,185
	West Virginia — 0.1%
250,000	West Virginia Hospital Finance Authority, Revenue Bonds, Refunding, Series A, 5.000% due 1/1/43	260,305
	Wisconsin — 5.1%
250,000	Public Finance Authority, WI, Charter Day School Inc Project, Revenue Bonds, Series A, 5.000% due 12/1/45[3]	249,116
250,000	Public Finance Authority, WI, Charter School Portfolio Project, Revenue Bonds, Series A-1, 5.000% due 1/1/55[3]	233,318
500,000	Public Finance Authority, WI, Charter School Revenue, Revenue Bonds, Series A, 5.375% due 7/15/47[3]	515,414
500,000	Public Finance Authority, WI, Grand Hyatt San Antonio Hotel Acquisition Project, Revenue Bonds, Series B, 6.000% due 2/1/62[3]	517,626
115,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Refunding, Series A, 4.000% due 12/1/41	107,611
110,000	Public Finance Authority, WI, Hospital Facility Authority, Revenue Bonds, Series A-1, 4.000% due 7/1/51[3]	99,991
	Public Finance Authority, WI, Retirement Facility Revenue, Revenue Bonds, Refunding:
250,000	5.000% due 9/1/49[3]	222,836
500,000	5.000% due 9/1/54[3]	500,865
135,000	Public Finance Authority, WI, Revenue Bonds, 5.000% due 4/1/50[3]	137,834
260,000	Public Finance Authority, WI, Revenue Bonds, Refunding, 5.875% due 4/1/45	271,184
	Public Finance Authority, WI, Revenue Bonds, Refunding, Series A:
375,000	5.000% due 6/1/29[3]	386,092
250,000	5.000% due 1/1/35	265,729
750,000	5.000% due 1/1/46	776,698
	Public Finance Authority, WI, Revenue Bonds, Series A:
1,000,000	4.000% due 7/1/51	909,751
500,000	4.500% due 6/1/56[3]	391,994
265,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, 4.000% due 6/15/29[3]	259,070
500,000	Public Finance Authority, WI, School Education Revenue, Revenue Bonds, Series A, 4.000% due 6/15/40[3]	431,221
	Public Finance Authority, WI, Senior Living Revenue, Mary’s Woods at Marylhurst Project, Revenue Bonds, Refunding, Series A:
350,000	5.250% due 5/15/37[3]	348,547
100,000	4.000% due 10/1/51	88,292
55,000	Public Finance Authority, WI, Senior Living Revenue, Rose Village Project, Revenue Bonds, Series A, 5.000% due 11/15/24[3]	55,717
500,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, (AGMC Insured), 5.000% due 7/1/53	526,674
1,060,000	Public Finance Authority, WI, Student Housing, Revenue Bonds, Series A, 5.000% due 7/1/25	1,091,935
50,000	Public Finance Authority, WI, The obligated Group of National Senior Communities, Revenue Bonds, 4.000% due 1/1/52	46,732
	Wisconsin Health & Educational Facilities Authority Revenue, Revenue Bonds, Refunding:
955,000	5.000% due 6/1/41	959,728
70,000	4.000% due 12/1/41	61,465
110,000	4.000% due 1/1/47	94,585
1,000,000	4.000% due 1/1/57	822,397
See Notes to Schedules of Portfolio Investments
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High Yield Municipal Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS — (Concluded)
July 31, 2022 - (Unaudited)
Face Amount		Value
MUNICIPAL BONDS* — (Continued)
	Wisconsin — (Continued)
$35,000	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Refunding, Series B, 0.400% due 5/1/45[2]	$34,097
640,000	Wisconsin Housing & Economic Development Authority, Home Ownership Revenue, Revenue Bonds, Series D, 4.000% due 3/1/47	656,241
		11,062,760
	Other Territory — 0.5%
711,691	Federal Home Loan Mortgage Corporation Multifamily 2019ML-05 Certificates, Revenue Bonds, Class AUS, 3.400% due 1/25/36	714,987
262,093	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class AUS, 2.032% due 1/25/38	224,436
712,102	Federal Home Loan Mortgage Corporation Multifamily 2021ML-10 Certificates, Class XUS, 2.056% due 1/25/38[2]	131,657
		1,071,080
	TOTAL MUNICIPAL BONDS (Cost $224,202,974)	214,819,519
TOTAL INVESTMENTS (Cost $225,045,675)	99.7%	$215,669,982
OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	691,227
NET ASSETS	100.0%	$216,361,209

*	Percentages indicated are based on net assets.
[1]	Zero Coupon Bond.
[2]	Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of July 31, 2022.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified buyers. At July 31, 2022, these securities, which are not illiquid, amounted to $48,536,350 or 22.4% of net assets for the Fund.
[4]	When-issued security.
[5]	Floating Rate Bond. Rate shown is as of July 31, 2022.
[6]	This security is in default. See Note 1.

Abbreviations:
AGC — Assurance Guaranty Corporation
AGMC — Assured Guaranty Municipal Corporation
AMBAC — American Municipal Bond Assurance Corporation
AMT — Alternative Minimum Tax
BAM — Build America Mutual
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MBIA — Municipal Bond Investors Assurance
NPFG — National Public Finance Guarantee Corporation
SIFMA — Securities Industry and Financial Markets Association
See Notes to Schedules of Portfolio Investments
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Notes to Schedules of Portfolio Investments (Unaudited)
1.  Organization and Significant Accounting Policies
As of July 31, 2022, The Glenmede Fund, Inc. (the “Fund”) consists of seventeen portfolios: the Quantitative U.S. Large Cap Core Equity Portfolio, the Quantitative U.S. Large Cap Growth Equity Portfolio, the Quantitative U.S. Large Cap Value Equity Portfolio, the Quantitative U.S. Small Cap Equity Portfolio, the Quantitative International Equity Portfolio, the Responsible ESG U.S. Equity Portfolio, the Women in Leadership U.S. Equity Portfolio, the Quantitative U.S. Long/Short Equity Portfolio, the Quantitative U.S. Total Market Equity Portfolio, the Strategic Equity Portfolio, the Small Cap Equity Portfolio, the Equity Income Portfolio, the Secured Options Portfolio, the Global Secured Options Portfolio, the Core Fixed Income Portfolio, the Short Term Tax Aware Fixed Income Portfolio and the High Yield Municipal Portfolio (each, a “Portfolio” and collectively, the “Portfolios”). The Fund was incorporated in the State of Maryland on June 30, 1988, and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Since January 2, 1998, the Small Cap Equity Portfolio has consisted of two classes of shares: the Advisor Class and the Institutional Class. Since June 30, 2015, the Quantitative U.S. Large Cap Core Equity Portfolio and the Quantitative U.S. Large Cap Growth Equity Portfolio have offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional classes commenced operations on December 30, 2015 and November 5, 2015, respectively. Since July 14, 2016, the Secured Options Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. The Institutional Class shares of the Secured Options Portfolio commenced operations on November 9, 2016. Since February 14, 2019, Quantitative U.S. Long/Short Equity Portfolio has offered two classes of shares: the Advisor Class and the Institutional Class. As of that date, the existing class of the Quantitative U.S. Long/Short Equity Portfolio changed its name to the Advisor Class. The Institutional Class shares of the Quantitative U.S. Long/Short Equity Portfolio commenced operations on September 13, 2019. The High Yield Municipal Portfolio, the Responsible ESG U.S. Equity Portfolio and the Women in Leadership U.S. Equity Portfolio commenced operations on December 22, 2015. The Short Term Tax Aware Fixed Income Portfolio commenced operations on June 29, 2016. The Equity Income Portfolio commenced operations on December 21, 2016. The Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio commenced operations on November 13, 2017.
Valuation of Securities:  Equity securities and options listed on a U.S. securities exchange, including exchange-traded funds (“ETFs”), for which market quotations are readily available are valued at the last quoted sale price as of the close of the exchange’s regular trading hours on the day the valuation is made. These securities are typically categorized as Level 1 in the fair value hierarchy. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities traded on the NASDAQ System are valued at the NASDAQ Official Closing Price (“NOCP”) and are typically categorized as Level 1 in the fair value hierarchy. Unlisted equity securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at an amount that does not exceed the asked price and is not less than the bid price and are typically categorized as Level 2. If no sales are reported, exchange traded options are valued at the mean of the bid and ask price and are typically categorized as Level 2. Options traded over-the-counter are valued using prices supplied by dealers and are typically categorized as Level 2. Securities and options listed on a foreign exchange and unlisted foreign securities that are traded on the valuation date are valued at the last quoted sales price available before the time when assets are valued and are typically categorized as Level 1. Investments in open-end registered investment companies are valued at their respective net asset values ("NAVs") as reported by such companies, and are typically categorized as Level 1.
Bonds and other fixed-income securities are valued at the most recent quoted bid price or, when exchange valuations are used, at the latest quoted sale price on the day of valuation. Such securities are typically categorized as Level 2 in the fair value hierarchy. In addition, bond and other fixed-income securities may be valued on the basis of prices provided by a pricing service or by using a matrix or formula. In such instances, when the Portfolio’s investment advisor believes such prices reflect the fair market value of such securities and are based on observable inputs, these securities are typically categorized as Level 2. Debt securities purchased with maturities of 60 days or less at the time of purchase are valued at amortized cost and are typically categorized as Level 2. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.
When market quotations are not readily available or events occur that make established valuation methods unreliable, securities and other assets are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors of the Fund (the “Board”) and are typically categorized as Level 3 in the fair value hierarchy. The fair value of securities is generally determined as the amount that a Portfolio could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.
Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standard Codification ("ASC") Topic 820, “Fair Value Measurements" defines fair value, establishes a three-level hierarchy for measuring fair value and expands disclosure about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of each Portfolio’s investments. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in
89

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Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. These inputs are summarized in the three levels listed below:
Level 1 — quoted prices in active markets for identical investments;
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, adjusted quoted prices on foreign equity securities and others) or valuations based on quoted prices in markets that are not active; and
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Changes in valuation techniques may result in changing an investment’s assigned level within the hierarchy.
The Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Large Cap Growth Equity Portfolio, Quantitative U.S. Large Cap Value Equity Portfolio, Quantitative International Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Women in Leadership U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Strategic Equity Portfolio, Small Cap Equity Portfolio and Equity Income Portfolio had all investments with corresponding industries at Level 1 except repurchase agreements which were at Level 2, at July 31, 2022. The Short Term Tax Aware Fixed Income Portfolio and High Yield Municipal Portfolio had all investments with corresponding states and Treasury securities at Level 2 at July 31, 2022.
The Portfolios did not recognize any Level 3 transfers as of the quarter ended July 31, 2022. Transfers into and out of a level are typically recognized at the end of the reporting period.
The following is a summary of the inputs used as of July 31, 2022 in valuing the assets and liabilities of the Secured Options Portfolio, Global Secured Options Portfolio and Core Fixed Income Portfolio:
Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$20,468,679	$—	$—	$20,468,679
U.S. Treasury Bills	—	102,796,384	—	102,796,384
Repurchase Agreement	—	17,366,821	—	17,366,821
Purchased Options
Calls	1,192,118,400	—	—	1,192,118,400
Puts	114,480	—	—	114,480
Total Purchased Options	1,192,232,880	—	—	1,192,232,880
Total Investments	1,212,701,559	120,163,205	—	1,332,864,764
Total	$1,212,701,559	$120,163,205	$—	$1,332,864,764
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Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(811,968,480)	$—	$—	$(811,968,480)
Puts	(2,126,325)	—	—	(2,126,325)
Total Written Options	(814,094,805)	—	—	(814,094,805)
Total	$(814,094,805)	$—	$—	$(814,094,805)
Global Secured Options Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Exchange-Traded Funds	$3,898,664	$—	$—	$3,898,664
U.S. Treasury Bills	—	4,820,383	—	4,820,383
Repurchase Agreement	—	415,178	—	415,178
Purchased Options
Calls	33,426,800	—	—	33,426,800
Puts	3,210	—	—	3,210
Total Purchased Options	33,430,010	—	—	33,430,010
Total Investments	37,328,674	5,235,561	—	42,564,235
Total	$37,328,674	$5,235,561	$—	$42,564,235
LIABILITIES VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written Options
Calls	$(22,767,460)	$—	$—	$(22,767,460)
Puts	(152,554)	—	—	(152,554)
Total Written Options	(22,920,014)	—	—	(22,920,014)
Total	$(22,920,014)	$—	$—	$(22,920,014)
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Notes to Schedules of Portfolio Investments (Unaudited) — (Continued)
Core Fixed Income Portfolio
ASSETS VALUATION INPUT
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency Notes
Federal Home Loan Bank	$—	$33,205,079	$—	$33,205,079
Federal National Mortgage Association	—	14,788,111	—	14,788,111
Total Agency Notes	—	47,993,190	—	47,993,190
Mortgage-Backed Securities
Federal Home Loan Mortgage Corporation	—	55,708,155	—	55,708,155
Federal National Mortgage Association	—	57,472,808	—	57,472,808
Government National Mortgage Association	—	464,367	—	464,367
Total Mortgage-Backed Securities	—	113,645,330	—	113,645,330
Corporate Notes
Banking	—	17,063,670	—	17,063,670
Beverages, Food & Tobacco	—	9,721,697	—	9,721,697
Computer Software & Processing	—	8,688,080	—	8,688,080
Electric Utilities	—	4,006,637	—	4,006,637
Electronics	—	7,271,747	—	7,271,747
Heavy Machinery	—	8,405,412	—	8,405,412
Insurance	—	9,118,835	—	9,118,835
Media - Broadcasting & Publishing	—	6,848,686	—	6,848,686
Pharmaceuticals	—	8,563,114	—	8,563,114
Total Corporate Notes	—	79,687,878	—	79,687,878
U.S. Treasury Notes/Bonds	—	104,250,273	—	104,250,273
Repurchase Agreement	—	8,408,809	—	8,408,809
Investment of Security Lending Collateral	5,872,588	—	—	5,872,588
Total Investments	5,872,588	353,985,480	—	359,858,068
Total	$5,872,588	$353,985,480	$—	$359,858,068
COVID-19:  In early 2020, an outbreak of a novel strain of coronavirus ("COVID-19") emerged globally. This coronavirus has resulted in, among other things, closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. The impact of this outbreak and its variants has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Although vaccines for COVID-19 have become more widely available, it is unknown how long circumstances related to the pandemic will persist, whether they will reoccur in the future, whether efforts to support the economy and financial markets will be successful, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect the Portfolios’ performance and the performance of securities in which the Portfolios invest and may lead to losses on your investment in the Fund’s Portfolio(s).
Repurchase Agreements:  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the applicable Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the applicable Portfolio to resell the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio’s holding period. The seller’s obligation is secured by collateral (underlying securities) segregated on behalf of the Portfolio. The value of the collateral at the time of execution must be at least equal to 102% of the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to sell the collateral to offset losses incurred. There is a potential for loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Each Portfolio’s investment advisor, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which each Portfolio enters into repurchase agreements to evaluate potential risks.
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Master Repurchase Agreements (“MRA”) permit a Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the applicable Portfolio receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Portfolio upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Portfolio would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty. The gross value and related collateral received for each Portfolio’s investments in repurchase agreements as of July 31, 2022 are presented in each Portfolio’s Schedule of Portfolio Investments.
As of July 31, 2022, the following table is a summary of the Fund’s repurchase agreements by counterparty which are subject to offset under an MRA:
Quantitative U.S. Large Cap Core Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$4,270,272	$(4,270,272)	$—	$—	$—
Quantitative U.S. Large Cap Growth Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$8,003,918	$(8,003,918)	$—	$—	$—
Quantitative U.S. Large Cap Value Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$11,419	$(11,419)	$—	$—	$—
Quantitative U.S. Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$11,603	$(11,603)	$—	$—	$—
Quantitative International Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$189,349	$(189,349)	$—	$—	$—
Responsible ESG U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$54,993	$(54,993)	$—	$—	$—
Women in Leadership U.S. Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$122,751	$(122,751)	$—	$—	$—
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Quantitative U.S. Total Market Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$32,997	$(32,997)	$—	$—	$—
Strategic Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$1,275,085	$(1,275,085)	$—	$—	$—
Small Cap Equity Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$20,578,358	$(20,578,358)	$—	$—	$—
Equity Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$692,342	$(692,342)	$—	$—	$—
Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$17,366,821	$(17,366,821)	$—	$—	$—
Global Secured Options Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$415,178	$(415,178)	$—	$—	$—
Core Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$8,408,809	$(8,408,809)	$—	$—	$—
Short Term Tax Aware Fixed Income Portfolio
Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)
Fixed Income Clearing Corp.	$538,561	$(538,561)	$—	$—	$—
(a)The value of the related collateral exceeded the value of the net position in the repurchase agreements as of July 31, 2022. The total value of the non-cash collateral received is disclosed in the Schedules of Portfolio Investments.
(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.
Foreign Currency Translation:  The books and records of each Portfolio are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange
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rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains and losses on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of each Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions. The Portfolios do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations in the market prices of portfolio securities sold during the period.
Foreign Securities:  The Strategic Equity Portfolio, Small Cap Equity Portfolio, Equity Income Portfolio, Secured Options Portfolio, Global Secured Options Portfolio and Quantitative International Equity Portfolio may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of U.S. companies and the U.S. government. These risks include valuation of currencies and future adverse political and economic developments. Moreover, securities of some foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government. This is particularly true with respect to emerging markets in developing countries.
Options Transactions:  The Strategic Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Secured Options Portfolio and Global Secured Options Portfolio are subject to equity price risk and may purchase or write covered call options or secured put options to hedge against changes in the value of securities each Portfolio owns or expects to own. The Secured Options Portfolio and Global Secured Options Portfolio use option strategies also in an effort to earn options premiums and to provide more stable returns. These options may relate to particular securities or securities indices and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. A call option gives the option holder the right to purchase the underlying security at a specified price until a specified date. A put option gives the option holder the right to sell the underlying security at a specified price until a specified date. The risk in writing a call option is that the Portfolio may forgo the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Portfolio assets covering written options cannot be sold while the option is outstanding, unless replaced by similar assets. A Portfolio also risks losing all or part of the cash paid for purchasing call and put options. The Portfolios may also write over-the-counter options where completing the obligation depends upon the credit standing of the other party. The Strategic Equity Portfolio and Quantitative U.S. Long/Short Equity Portfolio did not enter into any options transactions during the period ended July 31, 2022. During the period ended July 31, 2022, the Secured Options Portfolio and the Global Secured Options Portfolio wrote put and call options and purchased put and call options in an attempt to achieve their respective investment objective and strategies. As of July 31, 2022, the Secured Options Portfolio and Global Secured Options Portfolio pledged cash in the amount of $2,120,292 and $229,696, respectively, to brokers, as collateral for written options. In addition, security collateral (U.S. Treasury Bills and exchange-traded funds) valued at $122,772,695 and $3,934,925 was pledged as collateral by Secured Options Portfolio and Global Secured Options Portfolio, respectively.
Lending of Portfolio Securities:  Each Portfolio, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lenders’ fees. Each applicable Portfolio receives cash collateral (which may be invested by the lending agent in short-term instruments) and/or non-cash collateral (which may include U.S. Treasuries and/or U.S. Government Agency securities), in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the applicable Portfolio on the next business day. On behalf of the Quantitative U.S. Long/Short Equity Portfolio and the Quantitative U.S. Total Market Equity Portfolio, some or all of the cash collateral may be used to finance short sales. The cash collateral received for the Quantitative U.S. Long/Short Equity Portfolio was not used to finance short sales during the period ended July 31, 2022. During the period ended July 31, 2022, the cash collateral received by the Quantitative U.S. Large Cap Core Equity Portfolio, Quantitative U.S. Small Cap Equity Portfolio, Quantitative International Equity Portfolio, Responsible ESG U.S. Equity Portfolio, Quantitative U.S. Long/Short Equity Portfolio, Quantitative U.S. Total Market Equity Portfolio, Small Cap Equity Portfolio and Core Fixed Income Portfolio was invested in the State Street Navigator Securities Lending Government Money Market Portfolio, which is a 1940 Act money market fund. To the extent that advisory or other fees paid by the State Street Navigator Securities Lending Government Money Market Portfolio are for the same or similar services as fees paid by the applicable Portfolio, there will be a layering of fees, which would increase expenses and decrease returns. Information regarding the value of the securities loaned and the value of the cash collateral at period end is included at the end of each applicable Schedule of Portfolio Investments . Non-cash collateral detail is not disclosed in the Schedules of Portfolio Investments as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. A Portfolio could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities when due. A Portfolio may also record realized gain or loss on securities deemed sold due to a borrower’s inability to return securities
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on loan. Such loans would involve risks of delay in receiving additional collateral in the event that the collateral decreased below the value of the securities loaned or risks of the loss of rights in the collateral should the borrower of the securities fail financially.
As of July 31, 2022, the following Portfolios had outstanding loans of securities to certain approved brokers for which such Portfolios received collateral:
Portfolio	Market Value of Loaned Securities	Market Value of Cash Collateral	Market Value of Non-Cash Collateral	% of Total Assets on Loan
Quantitative U.S. Large Cap Core Equity Portfolio	$26,423,240	$26,742,550	$—	2.37
Quantitative U.S. Small Cap Equity Portfolio	60,333	55,378	8,339	3.92
Quantitative International Equity Portfolio	794,329	453,575	359,876	2.95
Responsible ESG U.S. Equity Portfolio	132,055	134,398	—	0.49
Quantitative U.S. Long/Short Equity Portfolio	1,039,618	1,070,715	—	0.88
Quantitative U.S. Total Market Equity Portfolio	618,907	636,870	—	0.99
Small Cap Equity Portfolio	53,257,744	53,896,285	—	4.41
Core Fixed Income Portfolio	5,758,437	5,872,588	—	1.59
Real Estate Investment Trusts:  The Portfolios may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.
A shareholder in a Portfolio, by investing in REITs through the Portfolio, will bear not only the shareholder’s proportionate share of the expenses of the Portfolio, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Portfolio’s Schedule of Portfolio Investments for REIT securities held as of July 31, 2022.
Securities Sold Short:  The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio may engage in short sales, which are sales by the applicable Portfolio of securities which have been borrowed from a third party on the expectation that the market price will decline. If the price of the securities declines, the Portfolio will make a profit by purchasing the securities in the open market at a lower price than the one at which it sold the securities. If the price of the securities increases, the Portfolio may have to cover its short positions at a higher price than the short sale price, resulting in a loss. Gains are limited to the price at which the Portfolios sold the security short, while losses are potentially unlimited in size. Each Portfolio pledges securities and/or other assets, which may include cash collateral from securities lending activities, to the lender as collateral. Proceeds received from short sales may be maintained by the lender as collateral or may be released to the Portfolio and used to purchase additional securities or for any other purpose. Each Portfolio is required to segregate an amount of cash, cash equivalents or other appropriate liquid marketable securities with the custodian in an amount at least equal to the current market value of the securities sold short (less any additional collateral held by the lender) and the amount of any securities lending cash collateral used to finance short sales until the Portfolio replaces a borrowed security. Depending on arrangements made with the lender or custodian, the Portfolio may not receive any payments (including interest) on the deposits made with the lender or custodian. The Portfolio is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are recorded as an expense of the Portfolio. As of July 31, 2022, the Quantitative U.S. Long/Short Equity Portfolio pledged cash in the amount of $45,891,673 to State Street, as collateral for short sales. The Quantitative U.S. Long/Short Equity Portfolio and Quantitative U.S. Total Market Equity Portfolio also pledged securities in the amount of $10,340,155, and $16,007,374, respectively, to State Street, as collateral for short sales. In addition, State Street has a perfected security interest in a portion of each such Portfolio’s assets.
Investment Company Securities and Exchange-Traded Funds:  Subject to applicable regulatory requirements, each Portfolio may invest in shares of other registered investment companies, including ETFs. Currently, pursuant to Rule 12d1-4 under the 1940 Act and procedures approved by the Board, each Portfolio may seek to invest in certain ETFs beyond the statutory limitations, provided the Portfolio complies with Rule 12d1-4 and any applicable investment limitations. Some ETFs seek to track the performance of a particular market index. These indices include both broad-market indices and more narrowly-based indices, including those relating to particular sectors, markets, regions, or industries. However, some ETFs have an actively managed investment objective. ETF shares and closed-end fund shares are traded like traditional equity securities on a national securities exchange or NASDAQ.
Fixed Income and Municipal Securities:  The Core Fixed Income Portfolio, High Yield Municipal Portfolio and Short Term Tax Aware Fixed Income Portfolio invest in fixed income securities. The value of fixed income securities tends to fluctuate with changes in interest rates. Generally, their value will decrease when interest rates rise and increase when interest rates fall. Fixed income securities are also subject to the risk that an issuer will be unable to make principal and
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interest payments when due which could adversely impact a Portfolio’s return and NAV. Changes in the credit rating of a debt security held by a Portfolio could have a similar effect. Fixed income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Although governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve could raise interest rates at any time.
The High Yield Municipal Portfolio invests primarily in municipal securities and during the period, the Short Term Tax Aware Fixed Income Portfolio invested primarily in short term municipal securities. The value of, payment of interest on, repayment of principal for, and the ability to sell a municipal security may be affected by constitutional amendments, legislation, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located. A credit rating downgrade, bond default, or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of some or all of the municipal obligations of that state or territory. In addition, since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio’s investments in municipal securities. There is some risk that a portion or all of the interest received from certain tax-exempt municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Securities Transactions and Investment Income:  Securities transactions are recorded as of the trade date. Realized gains and losses on investments sold are computed on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividend income for foreign securities is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded “net of withholding tax” as soon thereafter as a Portfolio is informed of the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income is recorded on the accrual basis and includes, when appropriate, amortization of premiums and accretion of discounts using the effective interest method.
Securities purchased or sold on a when-issued or delayed-delivery basis may be settled after a period longer than the regular settlement time of trade date plus three business days. Interest income is accrued based on the terms of the security on settlement date. Each Portfolio segregates assets with a current value at least equal to the amount of its when-issued purchase commitments. When-issued purchase commitments involve a risk of loss if the value of the security to be purchased declines prior to settlement date, or if the counterparty does not perform under the contract.
Other. In the normal course of business, the Fund enters into contracts that may include agreements to indemnify another party under given circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the Fund. However, based on experience, the risk of material loss from such claims is considered to be remote.
2.  Subsequent Events
Management has evaluated events and transactions subsequent to July 31, 2022 through the date the schedules of investments were filed with the Securities and Exchange Commission, and has determined that there were no material events that would require additional disclosure.
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